NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2) (1)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS) (1)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2) (1)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG) (1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI) (1)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS) (1)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR) (1)

Invesco - Invesco V.I. Global Fund: Series I (OVGS) (1)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS) (1)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB) (1)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS) (1)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC) (1)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS) (1)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP) (1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB) (1)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF) (1)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF) (1)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2) (1)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1) (1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB) (1)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF) (1)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1) (1)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2021 (inception) to December 31, 2021.

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 18, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust    NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 7, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 7, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 2, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco – Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2) (1)

Statement of operations for the period from January 1, 2021 to December 16, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 16, 2021 (liquidation) and the year ended December 31, 2020.

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	16,037	$466,184	$579,264	$-	$579,264	$21	$579,243	$566,488	$12,755	$579,243
ALVIVB	2,041	32,205	31,883	-	31,883	14	31,869	31,869	-	31,869
ALVPGB	12,123	732,841	1,038,576	-	1,038,576	34	1,038,542	1,038,542	-	1,038,542
ALVSVB	238,950	4,559,870	5,536,472	44	5,536,516	-	5,536,516	5,035,485	501,031	5,536,516
ACVI	90,804	985,892	1,349,345	7	1,349,352	-	1,349,352	1,335,499	13,853	1,349,352
ACVIG	5,044,379	46,515,175	54,075,743	-	54,075,743	1,298	54,074,445	53,744,686	329,759	54,074,445
ACVIG2	66,081	622,158	708,385	76	708,461	-	708,461	703,177	5,284	708,461
ACVIP2	1,775,956	18,568,802	20,281,414	-	20,281,414	44	20,281,370	19,511,187	770,183	20,281,370
ACVMV1	564,641	11,374,132	14,127,317	-	14,127,317	35	14,127,282	14,119,589	7,693	14,127,282
ACVMV2	25,374	489,437	635,608	16	635,624	-	635,624	-	635,624	635,624
ACVU1	2,015	30,653	63,240	11	63,251	-	63,251	63,232	19	63,251
ACVV	117,039	1,177,442	1,599,922	-	1,599,922	1,513	1,598,409	1,570,824	27,585	1,598,409
ACVV2	15,683	208,549	214,701	-	214,701	6	214,695	214,695	-	214,695
BRVED3	347,118	4,102,775	4,214,015	-	4,214,015	52	4,213,963	4,213,963	-	4,213,963
BRVHY3	4,093,713	31,219,270	31,071,283	27,891	31,099,174	-	31,099,174	31,099,174	-	31,099,174
BRVTR3	393,325	4,849,526	4,653,030	4,280	4,657,310	-	4,657,310	4,657,310	-	4,657,310
MLVGA3	1,610,278	22,913,285	23,155,801	-	23,155,801	21	23,155,780	23,043,143	112,637	23,155,780
DCAP	2,183	114,138	117,267	-	117,267	22,875	94,392	164	94,228	94,392
DSC	93	3,770	5,355	-	5,355	12	5,343	5,343	-	5,343
DSIF	4,546,808	196,022,762	353,787,103	-	353,787,103	21,330	353,765,773	349,726,688	4,039,085	353,765,773
DSRG	805,248	29,497,955	46,768,793	-	46,768,793	492	46,768,301	46,665,916	102,385	46,768,301
DSRGS	347	11,486	19,803	-	19,803	21	19,782	19,782	-	19,782
DVMCSS	66,065	1,199,168	1,627,836	-	1,627,836	77	1,627,759	1,627,759	-	1,627,759
DVSCS	932,344	15,842,453	21,956,704	-	21,956,704	142	21,956,562	21,590,140	366,422	21,956,562
CLVHY2	92,426	621,053	625,722	-	625,722	20	625,702	625,702	-	625,702
DWVSVS	70,885	2,381,869	3,208,242	-	3,208,242	121	3,208,121	3,208,121	-	3,208,121
ETVFR	968,745	8,843,823	8,805,888	-	8,805,888	63	8,805,825	8,805,825	-	8,805,825
FHIBS	128,754	797,389	817,590	98	817,688	-	817,688	816,274	1,414	817,688
FQB	3,741,061	41,525,365	42,124,342	-	42,124,342	664	42,123,678	41,735,584	388,094	42,123,678
FQBS	96,611	1,084,845	1,084,945	3	1,084,948	-	1,084,948	1,080,602	4,346	1,084,948
FVU2S	6,618	69,585	85,376	-	85,376	5	85,371	85,371	-	85,371
FB2	955,338	20,263,655	23,424,887	35	23,424,922	-	23,424,922	23,424,922	-	23,424,922
FC2	45,724	2,029,025	2,400,949	-	2,400,949	74	2,400,875	2,400,875	-	2,400,875
FCS	350,043	11,721,920	18,902,319	-	18,902,319	2,103	18,900,216	18,871,957	28,259	18,900,216
FEI2	103,242	2,216,091	2,608,918	-	2,608,918	70	2,608,848	2,607,944	904	2,608,848
FEIS	6,358,301	139,660,468	165,125,081	-	165,125,081	12,623	165,112,458	162,801,966	2,310,492	165,112,458
FEMS2	115,389	1,747,908	1,451,587	-	1,451,587	80	1,451,507	1,451,507	-	1,451,507

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FF10S	616,295	8,206,683	8,893,137	-	8,893,137	110	8,893,027	8,893,027	-	8,893,027
FF10S2	805	10,844	11,536	-	11,536	290	11,246	-	11,246	11,246
FF20S	764,627	10,264,337	11,752,316	-	11,752,316	15	11,752,301	11,714,271	38,030	11,752,301
FF20S2	8,168	97,622	125,051	5	125,056	-	125,056	-	125,056	125,056
FF30S	570,387	8,604,761	10,198,527	-	10,198,527	58	10,198,469	10,190,321	8,148	10,198,469
FF30S2	7,085	97,472	126,187	80	126,267	-	126,267	-	126,267	126,267
FG2	38,947	3,333,351	3,872,151	133	3,872,284	-	3,872,284	3,870,914	1,370	3,872,284
FGI2	77,886	1,700,799	1,979,853	-	1,979,853	72	1,979,781	1,979,781	-	1,979,781
FGOS	28,918	1,256,886	2,286,276	2,037	2,288,313	-	2,288,313	2,288,313	-	2,288,313
FGS	2,446,117	174,812,061	248,770,075	-	248,770,075	32,875	248,737,200	247,285,845	1,451,355	248,737,200
FHIS	5,821,215	30,682,265	30,328,532	479	30,329,011	-	30,329,011	30,115,892	213,119	30,329,011
FIGBS	2,244,375	29,266,961	29,580,862	-	29,580,862	10,476	29,570,386	28,846,305	724,081	29,570,386
FMC2	28,987	926,995	1,141,791	-	1,141,791	509	1,141,282	-	1,141,282	1,141,282
FMCS	546,355	18,423,089	22,198,410	-	22,198,410	1,944	22,196,466	22,137,075	59,391	22,196,466
FNRS2	461,996	5,720,313	7,248,719	-	7,248,719	140	7,248,579	7,211,974	36,605	7,248,579
FO2	36,398	781,520	1,053,346	63	1,053,409	-	1,053,409	1,051,120	2,289	1,053,409
FOS	912,757	19,313,439	26,588,601	-	26,588,601	937	26,587,664	26,284,150	303,514	26,587,664
FRESS2	38,666	834,332	903,246	-	903,246	77	903,169	903,169	-	903,169
FVSS	566,039	7,885,409	9,254,731	-	9,254,731	642	9,254,089	9,109,113	144,976	9,254,089
FVSS2	16,280	220,463	270,090	-	270,090	12	270,078	270,078	-	270,078
FTVDM2	280,684	2,901,783	2,994,900	-	2,994,900	231	2,994,669	2,910,897	83,772	2,994,669
FTVFA2	522,933	3,159,774	3,116,680	1	3,116,681	-	3,116,681	3,090,156	26,525	3,116,681
FTVGI2	891,691	14,296,006	11,707,901	-	11,707,901	59	11,707,842	11,630,670	77,172	11,707,842
FTVIS2	1,643,396	24,747,503	27,543,316	-	27,543,316	477	27,542,839	27,086,102	456,737	27,542,839
FTVRD2	17,707	447,565	627,168	2	627,170	-	627,170	-	627,170	627,170
FTVSV2	483,376	7,240,489	8,478,416	-	8,478,416	155	8,478,261	8,171,030	307,231	8,478,261
TIF2	194,843	2,668,391	2,647,918	-	2,647,918	211	2,647,707	2,526,979	120,728	2,647,707
GVGMNS	3,023	37,527	38,875	-	38,875	7	38,868	38,868	-	38,868
GVMSAS	10,820	107,201	105,599	-	105,599	14	105,585	105,585	-	105,585
RVARS	25,763	663,660	695,868	-	695,868	29	695,839	695,839	-	695,839
SBLD	11,466	151,876	203,408	-	203,408	75	203,333	203,333	-	203,333
SBLJ	1,785	104,434	127,055	-	127,055	188	126,867	126,867	-	126,867
SBLN	19,675	606,207	685,091	-	685,091	92	684,999	684,999	-	684,999
SBLO	6,863	232,959	264,439	-	264,439	517	263,922	263,922	-	263,922
SBLP	10,989	310,742	302,852	41	302,893	-	302,893	302,893	-	302,893
SBLQ	13,302	543,448	621,056	-	621,056	528	620,528	620,528	-	620,528
SBLV	18,969	1,325,490	1,576,553	11	1,576,564	-	1,576,564	1,576,564	-	1,576,564

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLX	1,843	68,538	84,773	-	84,773	106	84,667	84,667	-	84,667
SBLY	6,852	143,843	180,767	-	180,767	7	180,760	180,760	-	180,760
ACC2	126,930	2,212,706	2,671,868	-	2,671,868	3	2,671,865	2,667,850	4,015	2,671,865
ACEG	220	15,576	19,508	-	19,508	18	19,490	19,490	-	19,490
AVCE2	13,485	430,332	506,644	-	506,644	56	506,588	506,588	-	506,588
AVGI	72	2,359	2,739	-	2,739	11	2,728	2,728	-	2,728
IVHS	13,763	391,917	466,019	-	466,019	192	465,827	465,827	-	465,827
IVKEI1	21,394	381,958	442,639	-	442,639	23	442,616	442,616	-	442,616
IVMCC2	16,072	166,059	201,698	-	201,698	26	201,672	201,672	-	201,672
IVRE	12,445	207,326	223,884	-	223,884	191	223,693	223,693	-	223,693
OVAG	659,064	54,004,975	75,548,556	-	75,548,556	647	75,547,909	75,404,576	143,333	75,547,909
OVAG2	21,373	1,866,472	2,217,620	-	2,217,620	57	2,217,563	2,125,073	92,490	2,217,563
OVGI	10,792	375,597	386,667	-	386,667	32,887	353,780	-	353,780	353,780
OVGR	58,836	3,309,261	4,816,298	-	4,816,298	1,533	4,814,765	4,808,639	6,126	4,814,765
OVGS	1,847,135	75,799,538	105,693,086	-	105,693,086	1,026	105,692,060	104,338,325	1,353,735	105,692,060
OVGSS	15,667	600,201	880,155	23	880,178	-	880,178	878,057	2,121	880,178
OVIGS	424,529	1,097,758	1,299,059	-	1,299,059	46	1,299,013	1,299,013	-	1,299,013
OVSB	540,376	2,616,789	2,404,674	-	2,404,674	123	2,404,551	2,404,551	-	2,404,551
OVSBS	145,753	744,013	671,921	-	671,921	36	671,885	660,332	11,553	671,885
OVSC	249,174	6,138,429	7,841,516	-	7,841,516	488	7,841,028	7,833,696	7,332	7,841,028
OVSCS	3,872	88,901	119,386	-	119,386	-	119,386	-	119,386	119,386
WRASP	5,637,538	54,386,223	57,439,749	116	57,439,865	-	57,439,865	57,299,516	140,349	57,439,865
WRBDP	5,733,738	31,078,519	32,288,971	-	32,288,971	5	32,288,966	32,258,294	30,672	32,288,966
WRBP	5,571	52,382	52,301	-	52,301	16	52,285	-	52,285	52,285
WRCEP	5,090,209	58,499,847	90,051,398	150	90,051,548	-	90,051,548	89,887,570	163,978	90,051,548
WRDIV	1,270,038	8,032,530	8,748,660	-	8,748,660	162	8,748,498	8,748,498	-	8,748,498
WRENG	383,560	1,588,863	1,331,836	-	1,331,836	64	1,331,772	1,331,772	-	1,331,772
WRGBP	388,231	1,951,624	1,951,521	-	1,951,521	67	1,951,454	1,951,454	-	1,951,454
WRGNR	664,676	2,856,038	2,735,341	-	2,735,341	43	2,735,298	2,730,313	4,985	2,735,298
WRGP	8,936,895	94,730,350	132,721,835	1,095	132,722,930	-	132,722,930	132,179,684	543,246	132,722,930
WRHIP	10,966,963	37,180,801	37,206,517	93	37,206,610	-	37,206,610	37,034,951	171,659	37,206,610
WRI2P	490,344	7,851,615	9,057,878	93	9,057,971	-	9,057,971	9,045,227	12,744	9,057,971
WRIP	4,264,049	14,110,088	20,525,853	5	20,525,858	-	20,525,858	20,479,962	45,896	20,525,858
WRLTBP	880,531	4,351,763	4,305,266	-	4,305,266	71	4,305,195	4,305,195	-	4,305,195
WRMCG	1,327,425	17,654,953	23,683,658	359	23,684,017	-	23,684,017	23,676,512	7,505	23,684,017
WRMMP	13,458,441	13,458,441	13,458,441	-	13,458,441	9	13,458,432	13,412,685	45,747	13,458,432
WRRESP	602,003	4,404,374	5,880,367	-	5,880,367	35	5,880,332	5,862,091	18,241	5,880,332

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRSCP	3,727,416	36,061,520	40,768,610	-	40,768,610	20	40,768,590	40,737,501	31,089	40,768,590
WRSCV	335,853	4,934,917	5,618,045	-	5,618,045	57	5,617,988	5,617,988	-	5,617,988
WRSTP	2,488,005	66,808,032	73,410,824	1,339	73,412,163	-	73,412,163	73,319,209	92,954	73,412,163
WRVP	403	3,272	3,319	12	3,331	-	3,331	-	3,331	3,331
JPMMV1	1,067,339	11,451,892	14,238,299	-	14,238,299	216	14,238,083	14,238,083	-	14,238,083
JABS	10,687	537,082	567,905	-	567,905	3	567,902	518,345	49,557	567,902
JACAS	2,226,812	83,511,643	126,126,628	-	126,126,628	104	126,126,524	124,893,446	1,233,078	126,126,524
JAFBS	189,103	2,560,564	2,509,393	-	2,509,393	84	2,509,309	2,509,309	-	2,509,309
JAGTS	2,919,395	42,046,753	61,044,558	-	61,044,558	2,497	61,042,061	60,919,569	122,492	61,042,061
JAIGS	964,918	31,206,932	39,580,952	-	39,580,952	429	39,580,523	39,453,540	126,983	39,580,523
LZREMS	76,642	1,685,776	1,675,405	-	1,675,405	68	1,675,337	1,675,337	-	1,675,337
LOVTRC	75,661	1,304,140	1,274,892	-	1,274,892	41	1,274,851	1,274,851	-	1,274,851
M2IGSS	10,467	212,929	283,353	33	283,386	-	283,386	-	283,386	283,386
MMCGSC	61,417	598,448	640,575	-	640,575	20	640,555	640,555	-	640,555
MNDSC	177,862	3,694,907	3,528,784	12	3,528,796	-	3,528,796	3,528,796	-	3,528,796
MV2RIS	24,319	442,542	458,170	-	458,170	8	458,162	458,162	-	458,162
MV3MVS	33,352	329,652	365,208	-	365,208	16	365,192	365,192	-	365,192
MVFSC	1,223,225	23,082,905	29,553,125	-	29,553,125	811	29,552,314	29,096,148	456,166	29,552,314
MVIGSC	20,821	307,595	344,591	-	344,591	29	344,562	344,562	-	344,562
MVIVSC	532,798	13,699,194	19,692,231	-	19,692,231	419	19,691,812	19,646,876	44,936	19,691,812
MSEM	427,527	3,360,209	3,078,196	-	3,078,196	63	3,078,133	3,036,402	41,731	3,078,133
MSGI2	202,373	1,580,581	1,673,626	-	1,673,626	47	1,673,579	1,673,579	-	1,673,579
MSVEG2	25,579	1,434,282	1,238,541	-	1,238,541	16	1,238,525	1,238,525	-	1,238,525
MSVF2	52,665	603,316	556,143	-	556,143	3	556,140	503,773	52,367	556,140
MSVFI	592,960	6,616,826	6,208,294	-	6,208,294	24	6,208,270	6,208,270	-	6,208,270
MSVMG	9,259	143,161	157,781	2,338	160,119	-	160,119	160,119	-	160,119
MSVRE	28,059	529,221	658,552	-	658,552	14	658,538	648,455	10,083	658,538
DTRTFB	71,314	713,637	704,580	-	704,580	11	704,569	704,569	-	704,569
EIF	894,146	15,758,206	20,377,584	441	20,378,025	-	20,378,025	19,899,264	478,761	20,378,025
GBF	5,725,783	64,107,126	62,239,265	25	62,239,290	-	62,239,290	61,456,813	782,477	62,239,290
GBF2	91,920	1,006,459	995,496	-	995,496	6	995,490	992,315	3,175	995,490
GEM	797,495	9,727,225	10,957,581	-	10,957,581	145	10,957,436	10,870,250	87,186	10,957,436
GEM2	14,838	175,777	200,612	-	200,612	30	200,582	200,582	-	200,582
GIG	1,143,122	12,172,934	14,574,806	90	14,574,896	-	14,574,896	14,514,780	60,116	14,574,896
GVAAA2	3,275,562	88,080,326	98,594,402	-	98,594,402	75	98,594,327	95,833,955	2,760,372	98,594,327
GVABD2	970,349	11,562,999	11,867,368	9	11,867,377	-	11,867,377	11,667,595	199,782	11,867,377
GVAGG2	578,390	18,043,599	26,328,309	-	26,328,309	35	26,328,274	26,079,856	248,418	26,328,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVAGI2	373,571	20,264,514	25,343,083	11	25,343,094	-	25,343,094	24,369,352	973,742	25,343,094
GVAGR2	395,134	36,471,207	57,100,840	-	57,100,840	81	57,100,759	55,758,246	1,342,513	57,100,759
GVDMA	4,864,560	60,085,157	71,509,030	584	71,509,614	-	71,509,614	66,921,798	4,587,816	71,509,614
GVDMC	2,566,608	28,686,981	30,491,298	-	30,491,298	15	30,491,283	28,596,361	1,894,922	30,491,283
GVEX1	38,587	893,387	1,078,125	-	1,078,125	17	1,078,108	1,078,108	-	1,078,108
GVEX2	1,526,681	30,396,051	42,350,132	61	42,350,193	-	42,350,193	42,299,472	50,721	42,350,193
GVIDA	2,217,887	27,757,676	32,846,902	-	32,846,902	55,914	32,790,988	31,308,139	1,482,849	32,790,988
GVIDC	1,803,198	18,156,567	19,366,349	-	19,366,349	12	19,366,337	18,938,684	427,653	19,366,337
GVIDM	9,338,831	110,879,862	122,712,241	592	122,712,833	-	122,712,833	114,727,965	7,984,868	122,712,833
GVIX8	477,825	4,628,140	5,308,638	9	5,308,647	-	5,308,647	5,308,647	-	5,308,647
HIBF	3,673,052	24,091,461	24,058,489	-	24,058,489	63	24,058,426	23,688,129	370,297	24,058,426
IDPG2	46,450	518,298	600,133	-	600,133	20	600,113	600,113	-	600,113
IDPGI2	4,626	51,440	55,378	2	55,380	-	55,380	55,380	-	55,380
MCIF	3,032,908	69,069,369	83,920,556	1,371	83,921,927	-	83,921,927	83,174,906	747,021	83,921,927
MCIF2	97,917	2,751,063	2,670,194	11	2,670,205	-	2,670,205	2,670,205	-	2,670,205
MSBF	2,951,566	27,270,256	27,006,829	487	27,007,316	-	27,007,316	26,668,339	338,977	27,007,316
NAMAA2	167,424	1,939,770	2,271,949	-	2,271,949	49	2,271,900	2,271,900	-	2,271,900
NAMGI2	22,119	268,590	320,061	-	320,061	13	320,048	320,048	-	320,048
NCPG2	13,136	141,207	170,773	-	170,773	12	170,761	170,761	-	170,761
NCPGI2	17,497	183,601	211,365	-	211,365	19	211,346	211,346	-	211,346
NVAMV1	6,000,966	97,412,901	119,239,201	1,528	119,240,729	-	119,240,729	117,794,275	1,446,454	119,240,729
NVAMV2	56,993	846,636	1,125,611	-	1,125,611	12	1,125,599	1,125,599	-	1,125,599
NVAMVX	905,061	12,966,174	17,956,407	-	17,956,407	95	17,956,312	17,956,312	-	17,956,312
NVAMVZ	112,101	1,509,723	2,199,412	28	2,199,440	-	2,199,440	1,950,926	248,514	2,199,440
NVCBD1	746,852	8,396,383	8,066,005	74	8,066,079	-	8,066,079	8,000,425	65,654	8,066,079
NVCBD2	20,356	230,262	219,034	-	219,034	13	219,021	219,021	-	219,021
NVCCA2	394,090	4,090,642	4,827,602	-	4,827,602	13	4,827,589	4,702,008	125,581	4,827,589
NVCCN2	766,171	7,887,004	8,688,384	997	8,689,381	-	8,689,381	8,420,801	268,580	8,689,381
NVCMA2	501,250	4,546,713	5,619,017	-	5,619,017	104	5,618,913	4,179,877	1,439,036	5,618,913
NVCMC2	460,257	4,991,975	5,546,095	4	5,546,099	-	5,546,099	5,488,867	57,232	5,546,099
NVCMD2	1,070,608	11,488,244	13,147,067	-	13,147,067	698	13,146,369	12,160,989	985,380	13,146,369
NVCRA2	286,940	2,893,287	3,727,346	-	3,727,346	30	3,727,316	3,727,316	-	3,727,316
NVCRB2	838,309	8,912,914	10,386,644	-	10,386,644	45	10,386,599	10,081,729	304,870	10,386,599
NVDBL2	450,793	6,993,182	7,816,747	3	7,816,750	-	7,816,750	7,720,422	96,328	7,816,750
NVDCA2	156,900	2,712,667	3,170,956	-	3,170,956	3	3,170,953	3,140,538	30,415	3,170,953
NVFIII	42,830	474,555	469,850	-	469,850	6	469,844	469,844	-	469,844
NVGEII	29,903	456,493	486,516	2	486,518	-	486,518	486,518	-	486,518

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVIE6	2,219	23,276	28,030	25	28,055	-	28,055	-	28,055	28,055
NVLCP1	120,803	1,412,088	1,388,031	340	1,388,371	-	1,388,371	1,388,371	-	1,388,371
NVLCP2	153,865	1,853,362	1,794,068	4	1,794,072	-	1,794,072	1,731,995	62,077	1,794,072
NVLCPP	1,042,837	12,242,531	12,034,341	22	12,034,363	-	12,034,363	12,034,363	-	12,034,363
NVMGA2	15,047	165,950	182,518	-	182,518	12	182,506	182,506	-	182,506
NVMIG1	3,258,349	35,636,687	37,666,514	21,749	37,688,263	-	37,688,263	37,440,827	247,436	37,688,263
NVMIVX	363,485	3,449,362	4,183,710	-	4,183,710	35	4,183,675	4,183,675	-	4,183,675
NVMIVZ	22,309	206,034	256,780	-	256,780	-	256,780	188,025	68,755	256,780
NVMLG1	2,592,641	25,676,896	27,170,878	26	27,170,904	-	27,170,904	26,638,679	532,225	27,170,904
NVMLG2	27,641	265,946	279,449	42	279,491	-	279,491	279,491	-	279,491
NVMM2	1,938,078	1,938,078	1,938,078	7	1,938,085	-	1,938,085	1,938,085	-	1,938,085
NVMMG1	7,498,228	82,155,021	86,679,516	94	86,679,610	-	86,679,610	85,882,412	797,198	86,679,610
NVMMG2	581,987	6,047,278	6,093,399	14	6,093,413	-	6,093,413	6,093,413	-	6,093,413
NVMMV2	4,990,008	46,718,310	47,854,178	-	47,854,178	1,504	47,852,674	47,706,555	146,119	47,852,674
NVNMO1	4,112,827	42,659,363	62,309,330	669	62,309,999	-	62,309,999	62,142,017	167,982	62,309,999
NVNMO2	35,226	477,572	524,161	1	524,162	-	524,162	524,162	-	524,162
NVNSR1	172,889	2,373,395	2,738,565	-	2,738,565	133	2,738,432	2,679,824	58,608	2,738,432
NVOLG1	25,625,609	485,581,492	615,783,392	93,257	615,876,649	-	615,876,649	607,946,844	7,929,805	615,876,649
NVOLG2	373,103	6,894,428	8,846,271	-	8,846,271	56	8,846,215	8,829,993	16,222	8,846,215
NVRE1	5,970,385	40,351,672	62,987,557	-	62,987,557	1,134	62,986,423	62,445,662	540,761	62,986,423
NVSIX2	394,586	3,397,654	3,997,160	45	3,997,205	-	3,997,205	3,997,205	-	3,997,205
NVSTB2	640,982	6,656,177	6,550,840	-	6,550,840	15	6,550,825	6,450,138	100,687	6,550,825
NVTIV3	102,989	1,155,443	1,194,669	-	1,194,669	75	1,194,594	1,158,576	36,018	1,194,594
SAM	128,435,920	128,435,919	128,435,920	388	128,436,308	-	128,436,308	126,515,334	1,920,974	128,436,308
SCF	3,501,845	67,099,158	90,662,759	-	90,662,759	472	90,662,287	89,879,594	782,693	90,662,287
SCF2	41,957	712,318	989,354	-	989,354	55	989,299	989,299	-	989,299
SCGF	1,313,771	21,671,763	26,104,636	-	26,104,636	224	26,104,412	25,985,962	118,450	26,104,412
SCGF2	17,257	254,987	296,650	62	296,712	-	296,712	296,188	524	296,712
SCVF	6,305,240	67,665,513	73,014,678	-	73,014,678	498	73,014,180	72,396,256	617,924	73,014,180
SCVF2	42,041	366,522	462,452	31	462,483	-	462,483	461,453	1,030	462,483
TRF	3,931,562	51,763,231	107,017,112	-	107,017,112	994	107,016,118	106,253,890	762,228	107,016,118
TRF2	12,319	227,533	333,608	-	333,608	18	333,590	333,590	-	333,590
AMCG	7,807	219,471	314,946	125	315,071	-	315,071	296,302	18,769	315,071
AMMCGS	39,944	1,369,503	1,438,778	-	1,438,778	2	1,438,776	1,431,677	7,099	1,438,776
AMSRS	185,405	4,470,315	6,865,550	-	6,865,550	43	6,865,507	6,826,693	38,814	6,865,507
AMTB	968,671	10,258,319	10,151,672	-	10,151,672	4	10,151,668	9,942,525	209,143	10,151,668
PMVAAD	262,396	2,821,607	3,059,532	-	3,059,532	111	3,059,421	3,059,421	-	3,059,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	78,590	979,153	983,947	75	984,022	-	984,022	984,022	-	984,022
PMVFAD	142,317	1,428,820	1,305,042	-	1,305,042	77	1,304,965	1,266,911	38,054	1,304,965
PMVLAD	1,783,686	18,258,152	18,247,110	7	18,247,117	-	18,247,117	18,188,455	58,662	18,247,117
PMVRRA	47,094	607,420	658,848	525	659,373	-	659,373	659,373	-	659,373
PMVSTA	401,814	4,163,114	4,138,687	-	4,138,687	6	4,138,681	4,138,681	-	4,138,681
PMVTRD	2,050	22,099	22,059	-	22,059	22,059	-	-	-	-
PVEIB	31,241	899,436	962,833	-	962,833	33	962,800	949,929	12,871	962,800
PVIGIB	29,773	334,697	338,516	-	338,516	7	338,509	338,509	-	338,509
PVTIGB	6,566	108,109	112,009	2	112,011	-	112,011	112,011	-	112,011
ROCMC	26,905	279,277	397,390	-	397,390	424	396,966	396,966	-	396,966
TRHS2	669,150	29,775,363	40,945,295	-	40,945,295	26	40,945,269	40,765,240	180,029	40,945,269
VWEM	802,619	11,019,515	11,557,713	17	11,557,730	-	11,557,730	11,536,217	21,513	11,557,730
VWHA	181,015	5,262,578	4,816,805	-	4,816,805	36	4,816,769	4,797,281	19,488	4,816,769
VWHAS	195,895	3,915,760	4,993,371	-	4,993,371	20	4,993,351	4,993,014	337	4,993,351
VRVDRA	42,860	998,114	1,085,212	-	1,085,212	13	1,085,199	1,085,199	-	1,085,199
SVOF	5,046	128,189	177,313	167	177,480	-	177,480	137,950	39,530	177,480
WFVSCG	577,551	6,718,545	8,108,814	-	8,108,814	174	8,108,640	7,988,164	120,476	8,108,640

Total (unaudited)			$4,969,384,615	$165,004	$4,969,549,619	$243,283	$4,969,306,336	$4,901,998,623	$67,307,713	$4,969,306,336

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAB	ALVGIB	ALVIVB	ALVPGB	ALVSVB	ACVI	ACVIG
Reinvested dividends	$41,539,315	4,810	4,098	976	-	29,774	2,553	563,823
Mortality and expense risk charges (note 2)	(54,942,737)	(3,298)	(11,700)	(553)	(19,139)	(69,493)	(17,758)	(590,634)

Net investment income (loss)	(13,403,422)	1,512	(7,602)	423	(19,139)	(39,719)	(15,205)	(26,811)

Realized gain (loss) on investments	200,636,419	58,202	25,794	1,590	205,289	120,009	166,049	2,302,528
Change in unrealized gain (loss) on investments	325,087,786	(34,719)	121,273	(581)	(30,476)	1,213,395	(81,704)	444,256

Net gain (loss) on investments	525,724,205	23,483	147,067	1,009	174,813	1,333,404	84,345	2,746,784

Reinvested capital gains	266,937,749	-	-	-	74,327	-	45,195	7,673,088

Net increase (decrease) in contract owners’ equity resulting from operations	$779,258,532	24,995	139,465	1,432	230,001	1,293,685	114,335	10,393,061

Investment Activity*:	ACVIG2	ACVIP2	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	BRVED3
Reinvested dividends	$5,808	627,212	157,502	6,237	-	26,039	2,894	58,768
Mortality and expense risk charges (note 2)	(13,296)	(229,227)	(153,664)	(10,525)	(1,051)	(16,032)	(2,184)	(50,485)

Net investment income (loss)	(7,488)	397,985	3,838	(4,288)	(1,051)	10,007	710	8,283

Realized gain (loss) on investments	12,893	138,666	345,145	13,307	2,167	74,910	23,411	247,228
Change in unrealized gain (loss) on investments	22,932	450,336	2,320,621	103,958	6,392	216,746	2,907	29,413

Net gain (loss) on investments	35,825	589,002	2,665,766	117,265	8,559	291,656	26,318	276,641

Reinvested capital gains	103,577	-	-	-	3,875	-	-	514,140

Net increase (decrease) in contract owners’ equity resulting from operations	$131,914	986,987	2,669,604	112,977	11,383	301,663	27,028	799,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BRVHY3	BRVTR3	MLVGA3	DCAP	DCAPS	DSC	DSIF	DSRG
Reinvested dividends	$884,643	77,943	198,728	208,020	1,562	6	3,797,681	328,552
Mortality and expense risk charges (note 2)	(220,155)	(60,762)	(281,232)	(520,701)	(13,129)	(49)	(3,650,276)	(472,799)

Net investment income (loss)	664,488	17,181	(82,504)	(312,681)	(11,567)	(43)	147,405	(144,247)

Realized gain (loss) on investments	(89,547)	(35,095)	637,684	16,130,387	228,558	4	25,002,764	1,189,251
Change in unrealized gain (loss) on investments	(720,528)	(164,482)	(3,165,199)	(8,984,596)	(130,342)	763	39,794,897	7,858,096

Net gain (loss) on investments	(810,075)	(199,577)	(2,527,515)	7,145,791	98,216	767	64,797,661	9,047,347

Reinvested capital gains	88,194	16,461	3,877,221	5,213,888	72,396	-	14,852,675	966,087

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,393)	(165,935)	1,267,202	12,046,998	159,045	724	79,797,741	9,869,187

Investment Activity*:	DSRGS	DVMCSS	DVSCS	CLVHY2	DWVSVS	ETVFR	FHIBS	FQB
Reinvested dividends	$255	7,009	157,443	31,565	18,732	218,155	37,718	1,125,795
Mortality and expense risk charges (note 2)	(597)	(17,449)	(253,566)	(6,591)	(33,569)	(85,960)	(14,752)	(513,189)

Net investment income (loss)	(342)	(10,440)	(96,123)	24,974	(14,837)	132,195	22,966	612,606

Realized gain (loss) on investments	6,876	1,853	979,989	29,285	(12,942)	(28,609)	(30,859)	110,473
Change in unrealized gain (loss) on investments	(1,171)	328,355	3,685,001	(29,427)	786,404	63,929	29,414	(2,255,511)

Net gain (loss) on investments	5,705	330,208	4,664,990	(142)	773,462	35,320	(1,445)	(2,145,038)

Reinvested capital gains	948	10,061	322,392	-	-	-	-	390,468

Net increase (decrease) in contract owners’ equity resulting from operations	$6,311	329,829	4,891,259	24,832	758,625	167,515	21,521	(1,141,964)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FQBS	FVU2S	FB2	FC2	FCS	FEI2	FEIS	FEMS2
Reinvested dividends	$28,391	1,458	156,190	542	8,459	41,984	2,843,739	29,498
Mortality and expense risk charges (note 2)	(22,515)	(1,743)	(212,915)	(19,658)	(195,262)	(48,006)	(1,804,129)	(18,179)

Net investment income (loss)	5,876	(285)	(56,725)	(19,116)	(186,803)	(6,022)	1,039,610	11,319

Realized gain (loss) on investments	39,792	2,602	912,139	176,770	1,371,984	93,239	4,816,091	170,875
Change in unrealized gain (loss) on investments	(97,278)	10,990	728,936	(660)	715,093	156,360	10,159,138	(480,076)

Net gain (loss) on investments	(57,486)	13,592	1,641,075	176,110	2,087,077	249,599	14,975,229	(309,201)

Reinvested capital gains	10,973	-	1,410,652	270,372	2,191,536	292,339	17,763,077	182,276

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,637)	13,307	2,995,002	427,366	4,091,810	535,916	33,777,916	(115,606)

Investment Activity*:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2
Reinvested dividends	$84,222	112	117,558	1,050	98,186	1,061	-	41,672
Mortality and expense risk charges (note 2)	(101,209)	-	(128,281)	(2,447)	(112,571)	(3,157)	(67,988)	(19,279)

Net investment income (loss)	(16,987)	112	(10,723)	(1,397)	(14,385)	(2,096)	(67,988)	22,393

Realized gain (loss) on investments	279,197	241	330,051	5,616	392,471	35,983	608,406	96,442
Change in unrealized gain (loss) on investments	(165,165)	(86)	(2,328)	(2,142)	289,815	(22,816)	(636,269)	155,576

Net gain (loss) on investments	114,032	155	327,723	3,474	682,286	13,167	(27,863)	252,018

Reinvested capital gains	322,747	507	629,349	6,729	423,085	7,493	803,747	77,199

Net increase (decrease) in contract owners’ equity resulting from operations	$419,792	774	946,349	8,806	1,090,986	18,564	707,896	351,610

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS	FNRS2	FO2
Reinvested dividends	$-	-	1,599,860	611,554	3,954	108,161	146,528	3,364
Mortality and expense risk charges (note 2)	(26,459)	(2,647,337)	(421,924)	(361,888)	(63,507)	(240,205)	(64,246)	(18,784)

Net investment income (loss)	(26,459)	(2,647,337)	1,177,936	249,666	(59,553)	(132,044)	82,282	(15,420)

Realized gain (loss) on investments	267,491	19,738,099	505,977	453,861	1,008,966	579,912	(737,542)	67,508
Change in unrealized gain (loss) on investments	(214,532)	(19,526,299)	(381,105)	(2,225,439)	(304,805)	809,298	2,597,727	36,846

Net gain (loss) on investments	52,959	211,800	124,872	(1,771,578)	704,161	1,389,210	1,860,185	104,354

Reinvested capital gains	209,242	50,010,909	-	867,094	188,634	3,370,711	-	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	$235,742	47,575,372	1,302,808	(654,818)	833,242	4,627,877	1,942,467	167,114

Investment Activity*:	FOS	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$111,923	7,698	126,030	3,213	29,024	57,125	-	1,289,053
Mortality and expense risk charges (note 2)	(286,400)	(9,115)	(100,636)	(5,126)	(37,097)	(35,720)	(137,349)	(315,904)

Net investment income (loss)	(174,477)	(1,417)	25,394	(1,913)	(8,073)	21,405	(137,349)	973,149

Realized gain (loss) on investments	1,108,604	192,734	451,400	15,448	203,068	(79,532)	(661,152)	(105,900)
Change in unrealized gain (loss) on investments	1,524,403	25,718	979,331	36,661	(467,020)	375,511	21,738	3,042,181

Net gain (loss) on investments	2,633,007	218,452	1,430,731	52,109	(263,952)	295,979	(639,414)	2,936,281

Reinvested capital gains	1,936,088	5,030	740,818	21,140	66,517	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,394,618	222,065	2,196,943	71,336	(205,508)	317,384	(776,763)	3,909,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS	RVARS	SBLD	SBLJ
Reinvested dividends	$5,065	86,950	56,558	-	1,567	-	3,049	666
Mortality and expense risk charges (note 2)	(8,404)	(91,728)	(32,316)	(496)	(408)	(7,369)	(2,257)	(1,402)

Net investment income (loss)	(3,339)	(4,778)	24,242	(496)	1,159	(7,369)	792	(736)

Realized gain (loss) on investments	14,723	(139,680)	(58,554)	3,160	2,337	5,666	5,844	5,278
Change in unrealized gain (loss) on investments	101,109	1,522,468	133,172	(531)	(2,713)	28,264	29,380	(6,788)

Net gain (loss) on investments	115,832	1,382,788	74,618	2,629	(376)	33,930	35,224	(1,510)

Reinvested capital gains	19,078	230,234	-	4,675	-	15,163	-	17,414

Net increase (decrease) in contract owners’ equity resulting from operations	$131,571	1,608,244	98,860	6,808	783	41,724	36,016	15,168

Investment Activity*:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACC2
Reinvested dividends	$4,540	4,929	14,981	4,558	26,025	360	712	41,527
Mortality and expense risk charges (note 2)	(7,345)	(2,824)	(3,329)	(6,840)	(17,542)	(1,005)	(1,609)	(49,063)

Net investment income (loss)	(2,805)	2,105	11,652	(2,282)	8,483	(645)	(897)	(7,536)

Realized gain (loss) on investments	10,020	6,191	(2,291)	608	30,934	3,400	790	222,416
Change in unrealized gain (loss) on investments	19,937	43,045	3,384	129,862	264,974	(1,013)	7,194	505,900

Net gain (loss) on investments	29,957	49,236	1,093	130,470	295,908	2,387	7,984	728,316

Reinvested capital gains	43,386	1,428	-	-	-	3,111	24,563	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,538	52,769	12,745	128,188	304,391	4,853	31,650	720,780

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ACEG	ACEG2	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2	IVRE
Reinvested dividends	$-	-	2,117	17	907	7,926	465	5,611
Mortality and expense risk charges (note 2)	(252)	(40,140)	(9,343)	(37)	(5,034)	(5,069)	(2,009)	(2,143)

Net investment income (loss)	(252)	(40,140)	(7,226)	(20)	(4,127)	2,857	(1,544)	3,468

Realized gain (loss) on investments	16,544	809,534	3,990	2	9,241	3,297	(2,281)	80
Change in unrealized gain (loss) on investments	(14,983)	(622,940)	93,964	524	(4,505)	56,455	36,889	36,534

Net gain (loss) on investments	1,561	186,594	97,954	526	4,736	59,752	34,608	36,614

Reinvested capital gains	2,241	325,670	10,782	57	47,187	4,188	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,550	472,124	101,510	563	47,796	66,797	33,064	40,082

Investment Activity*:	OVAG	OVAG2	OVGI	OVGIS	OVGR	OVGS	OVGSS	OVIGS
Reinvested dividends	$-	-	590,841	5,877	-	-	-	-
Mortality and expense risk charges (note 2)	(820,891)	(24,204)	(811,342)	(19,191)	(52,138)	(1,242,792)	(16,884)	(15,565)

Net investment income (loss)	(820,891)	(24,204)	(220,501)	(13,314)	(52,138)	(1,242,792)	(16,884)	(15,565)

Realized gain (loss) on investments	5,348,504	228,390	20,346,433	292,971	176,625	4,888,612	113,727	122,949
Change in unrealized gain (loss) on investments	(227,150)	(127,870)	(4,935,116)	(64,403)	525,281	5,469,325	(30,989)	(94,573)

Net gain (loss) on investments	5,121,354	100,520	15,411,317	228,568	701,906	10,357,937	82,738	28,376

Reinvested capital gains	7,858,690	228,159	4,816,542	66,816	245,780	5,422,677	44,969	116,916

Net increase (decrease) in contract owners’ equity resulting from operations	$12,159,153	304,475	20,007,358	282,070	895,548	14,537,822	110,823	129,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP	WRCEP
Reinvested dividends	$115,827	29,869	28,777	215	902,856	663,189	348,309	462,512
Mortality and expense risk charges (note 2)	(30,423)	(14,684)	(86,489)	(1,541)	(652,682)	(370,157)	(336,808)	(934,303)

Net investment income (loss)	85,404	15,185	(57,712)	(1,326)	250,174	293,032	11,501	(471,791)

Realized gain (loss) on investments	(25,888)	(24,281)	373,009	6,289	(237,342)	(110,632)	5,940,804	2,453,623
Change in unrealized gain (loss) on investments	(184,529)	(35,459)	667,869	10,321	(721,377)	(2,232,927)	(3,243,793)	15,391,766

Net gain (loss) on investments	(210,417)	(59,740)	1,040,878	16,610	(958,719)	(2,343,559)	2,697,011	17,845,389

Reinvested capital gains	-	-	483,947	7,506	5,842,337	1,354,455	2,122,743	3,244,363

Net increase (decrease) in contract owners’ equity resulting from operations	$(125,013)	(44,555)	1,467,113	22,790	5,133,792	(696,072)	4,831,255	20,617,961

Investment Activity*:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRI2P	WRIP
Reinvested dividends	$183,663	18,836	86,383	44,116	-	2,274,689	93,270	11,117
Mortality and expense risk charges (note 2)	(93,364)	(14,344)	(24,705)	(30,185)	(1,357,573)	(426,867)	(94,652)	(224,711)

Net investment income (loss)	90,299	4,492	61,678	13,931	(1,357,573)	1,847,822	(1,382)	(213,594)

Realized gain (loss) on investments	(243,399)	(283,907)	46,221	(80,057)	2,974,882	(554,369)	74,903	(1,623,101)
Change in unrealized gain (loss) on investments	1,393,958	705,884	(152,581)	668,694	17,627,567	596,615	987,352	3,958,782

Net gain (loss) on investments	1,150,559	421,977	(106,360)	588,637	20,602,449	42,246	1,062,255	2,335,681

Reinvested capital gains	-	-	-	-	11,738,932	-	-	943,697

Net increase (decrease) in contract owners’ equity resulting from operations	$1,240,858	426,469	(44,682)	602,568	30,983,808	1,890,068	1,060,873	3,065,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRLTBP	WRMCG	WRMMP	WRRESP	WRSCP	WRSCV	WRSTP	WRVP
Reinvested dividends	$64,821	-	515	46,409	411,542	-	-	535,292
Mortality and expense risk charges (note 2)	(47,473)	(259,438)	(173,648)	(56,503)	(484,339)	(60,388)	(813,093)	(273,768)

Net investment income (loss)	17,348	(259,438)	(173,133)	(10,094)	(72,797)	(60,388)	(813,093)	261,524

Realized gain (loss) on investments	37,696	2,488,583	-	(46,690)	249,731	(25,772)	3,686,628	8,362,884
Change in unrealized gain (loss) on investments	(140,442)	(1,666,087)	-	1,773,288	(3,788,261)	1,011,673	(14,265,432)	(1,696,717)

Net gain (loss) on investments	(102,746)	822,496	-	1,726,598	(3,538,530)	985,901	(10,578,804)	6,666,167

Reinvested capital gains	17,491	2,771,090	-	78,027	5,036,796	-	20,934,483	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(67,907)	3,334,148	(173,133)	1,794,531	1,425,469	925,513	9,542,586	6,927,691

Investment Activity*:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$129,638	1,929	-	42,429	73,552	413,086	34,610	24,913
Mortality and expense risk charges (note 2)	(156,418)	(2,212)	(1,381,112)	(30,295)	(706,020)	(454,913)	(19,402)	(13,296)

Net investment income (loss)	(26,780)	(283)	(1,381,112)	12,134	(632,468)	(41,827)	15,208	11,617

Realized gain (loss) on investments	336,552	22,743	5,925,377	69,746	9,365,887	1,120,868	(8,882)	9,658
Change in unrealized gain (loss) on investments	2,408,003	5,713	3,467,719	(219,364)	(7,355,203)	3,521,155	79,048	(45,336)

Net gain (loss) on investments	2,744,555	28,456	9,393,096	(149,618)	2,010,684	4,642,023	70,166	(35,678)

Reinvested capital gains	714,122	791	15,509,009	63,547	8,433,148	-	-	8,942

Net increase (decrease) in contract owners’ equity resulting from operations	$3,431,897	28,964	23,520,993	(73,937)	9,811,364	4,600,196	85,374	(15,119)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	M2IGSS	MMCGSC	MNDSC	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$86	-	-	1,063	1,761	330,067	1,297	27,067
Mortality and expense risk charges (note 2)	(3,332)	(11,673)	(48,976)	(1,803)	(2,429)	(335,131)	(3,213)	(223,504)

Net investment income (loss)	(3,246)	(11,673)	(48,976)	(740)	(668)	(5,064)	(1,916)	(196,437)

Realized gain (loss) on investments	9,618	47,913	379,023	2,649	29,733	1,131,961	8,109	1,078,480
Change in unrealized gain (loss) on investments	15,755	(100,418)	(1,032,176)	10,129	26,882	4,333,964	2,315	283,300

Net gain (loss) on investments	25,373	(52,505)	(653,153)	12,778	56,615	5,465,925	10,424	1,361,780

Reinvested capital gains	35,478	133,531	726,010	7,648	1,692	648,770	13,799	524,835

Net increase (decrease) in contract owners’ equity resulting from operations	$57,605	69,353	23,881	19,686	57,639	6,109,631	22,307	1,690,178

Investment Activity*:	MSEM	MSGI2	MSVEG2	MSVF2	MSVFI	MSVMG	MSVRE	DTRTFB
Reinvested dividends	$165,268	31,735	-	15,715	259,130	-	11,758	15,624
Mortality and expense risk charges (note 2)	(36,195)	(15,952)	(5,650)	(11,710)	(72,468)	(3,316)	(9,550)	(6,858)

Net investment income (loss)	129,073	15,783	(5,650)	4,005	186,662	(3,316)	2,208	8,766

Realized gain (loss) on investments	(30,377)	18,257	(884)	49,997	7,035	2,679	12,129	380
Change in unrealized gain (loss) on investments	(203,265)	85,036	(195,740)	(107,581)	(714,960)	(89,195)	169,148	(20,664)

Net gain (loss) on investments	(233,642)	103,293	(196,624)	(57,584)	(707,925)	(86,516)	181,277	(20,284)

Reinvested capital gains	-	49,066	17,109	39,264	429,492	67,044	-	1,761

Net increase (decrease) in contract owners’ equity resulting from operations	$(104,569)	168,142	(185,165)	(14,315)	(91,771)	(22,788)	183,485	(9,757)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	EIF	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$257,692	1,057,456	15,164	120,775	2,116	372,332	702,987	233,385
Mortality and expense risk charges (note 2)	(238,842)	(759,802)	(19,410)	(144,755)	(4,037)	(163,553)	(803,725)	(138,672)

Net investment income (loss)	18,850	297,654	(4,246)	(23,980)	(1,921)	208,779	(100,738)	94,713

Realized gain (loss) on investments	1,253,427	628,938	407	770,317	5,356	288,687	1,662,941	166,483
Change in unrealized gain (loss) on investments	2,079,891	(3,313,711)	(39,955)	(1,751,477)	(23,279)	1,115,565	5,971,371	(573,408)

Net gain (loss) on investments	3,333,318	(2,684,773)	(39,548)	(981,160)	(17,923)	1,404,252	7,634,312	(406,925)

Reinvested capital gains	215,567	-	-	-	-	-	384,738	64,947

Net increase (decrease) in contract owners’ equity resulting from operations	$3,567,735	(2,387,119)	(43,794)	(1,005,140)	(19,844)	1,613,031	7,918,312	(247,265)

Investment Activity*:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$-	259,100	-	110,118	63,715	21,072	742,689	42,241
Mortality and expense risk charges (note 2)	(305,369)	(282,659)	(608,982)	(880,796)	(378,980)	(13,873)	(408,771)	(391,740)

Net investment income (loss)	(305,369)	(23,559)	(608,982)	(770,678)	(315,265)	7,199	333,918	(349,499)

Realized gain (loss) on investments	1,587,440	883,995	3,670,048	2,435,444	167,153	89,391	2,377,913	783,912
Change in unrealized gain (loss) on investments	1,668,601	3,600,068	5,570,375	5,468,819	1,540,358	149,793	5,925,900	3,399,794

Net gain (loss) on investments	3,256,041	4,484,063	9,240,423	7,904,263	1,707,511	239,184	8,303,813	4,183,706

Reinvested capital gains	707,856	447,981	852,002	1,064,211	260,860	9,934	279,127	544,594

Net increase (decrease) in contract owners’ equity resulting from operations	$3,658,528	4,908,485	9,483,443	8,197,796	1,653,106	256,317	8,916,858	4,378,801

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDC	GVIDM	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MCIF2
Reinvested dividends	$45,078	237,702	140,490	1,142,496	1,114	102	967,435	27,850
Mortality and expense risk charges (note 2)	(250,377)	(1,512,171)	(60,173)	(275,363)	(6,577)	(540)	(947,932)	(6,641)

Net investment income (loss)	(205,299)	(1,274,469)	80,317	867,133	(5,463)	(438)	19,503	21,209

Realized gain (loss) on investments	38,878	4,606,347	221,323	106,569	14,110	62	2,554,864	(4,686)
Change in unrealized gain (loss) on investments	361,300	6,106,542	156,494	(59,013)	30,370	2,456	13,060,712	(80,869)

Net gain (loss) on investments	400,178	10,712,889	377,817	47,556	44,480	2,518	15,615,576	(85,555)

Reinvested capital gains	121,068	1,421,317	-	-	22,999	1,267	1,455,643	-

Net increase (decrease) in contract owners’ equity resulting from operations	$315,947	10,859,737	458,134	914,689	62,016	3,347	17,090,722	(64,346)

Investment Activity*:	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NVAMV1	NVAMV2	NVAMVX
Reinvested dividends	$1,494,040	-	605	242	339	1,305,907	10,682	226,513
Mortality and expense risk charges (note 2)	(310,068)	(25,717)	(3,634)	(1,936)	(3,043)	(1,021,051)	(20,675)	(182,038)

Net investment income (loss)	1,183,972	(25,717)	(3,029)	(1,694)	(2,704)	284,856	(9,993)	44,475

Realized gain (loss) on investments	42,134	19,067	31,889	3,180	16,710	(433,624)	36,711	678,980
Change in unrealized gain (loss) on investments	(142,653)	241,441	30,673	21,734	10,767	25,042,054	282,311	3,589,038

Net gain (loss) on investments	(100,519)	260,508	62,562	24,914	27,477	24,608,430	319,022	4,268,018

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,083,453	234,791	59,533	23,220	24,773	24,893,286	309,029	4,312,493

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2
Reinvested dividends	$22,546	158,294	3,897	7,948	9,754	8,522	7,727	20,568
Mortality and expense risk charges (note 2)	(31,672)	(97,339)	(5,102)	(55,791)	(103,333)	(74,558)	(57,846)	(156,147)

Net investment income (loss)	(9,126)	60,955	(1,205)	(47,843)	(93,579)	(66,036)	(50,119)	(135,579)

Realized gain (loss) on investments	62,698	47,271	13,691	49,911	94,465	114,773	(3,497)	(75,236)
Change in unrealized gain (loss) on investments	492,791	(532,673)	(27,412)	650,494	248,107	802,086	436,413	1,670,121

Net gain (loss) on investments	555,489	(485,402)	(13,721)	700,405	342,572	916,859	432,916	1,594,885

Reinvested capital gains	-	227,206	7,302	-	20,041	-	1,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	$546,363	(197,241)	(7,624)	652,562	269,034	850,823	384,154	1,459,306

Investment Activity*:	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP1
Reinvested dividends	$4,575	15,904	16,326	5,408	4,183	5,427	642	24,499
Mortality and expense risk charges (note 2)	(37,826)	(118,174)	(101,067)	(35,922)	(3,583)	(2,998)	(362)	(2,036)

Net investment income (loss)	(33,251)	(102,270)	(84,741)	(30,514)	600	2,429	280	22,463

Realized gain (loss) on investments	106,788	74,856	304,602	11,543	(6,682)	1,799	502	(137)
Change in unrealized gain (loss) on investments	500,152	944,340	314,384	300,510	(6,885)	30,023	2,262	(24,057)

Net gain (loss) on investments	606,940	1,019,196	618,986	312,053	(13,567)	31,822	2,764	(24,194)

Reinvested capital gains	-	-	77,555	48,245	108	257	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$573,689	916,926	611,800	329,784	(12,859)	34,508	3,044	(1,731)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVLCP2	NVLCPP	NVMGA2	NVMIG1	NVMIVX	NVMIVZ	NVMLG1	NVMLG2
Reinvested dividends	$10,455	212,585	5,562	156,793	142,476	7,992	-	-
Mortality and expense risk charges (note 2)	(43,628)	(17,479)	(1,931)	(467,854)	(49,246)	(4,618)	(279,509)	(5,242)

Net investment income (loss)	(33,173)	195,106	3,631	(311,061)	93,230	3,374	(279,509)	(5,242)

Realized gain (loss) on investments	95,340	(3,555)	3,792	327,442	155,862	12,020	(764,727)	(9,157)
Change in unrealized gain (loss) on investments	(280,661)	(208,189)	(1,919)	(1,933,043)	121,455	8,606	4,733,935	50,418

Net gain (loss) on investments	(185,321)	(211,744)	1,873	(1,605,601)	277,317	20,626	3,969,208	41,261

Reinvested capital gains	134,553	-	-	1,331,789	-	-	4,193,156	43,934

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,941)	(16,638)	5,504	(584,873)	370,547	24,000	7,882,855	79,953

Investment Activity*:	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVOLG1
Reinvested dividends	$-	113,103	-	345,374	177,476	955	8,420	2,737,487
Mortality and expense risk charges (note 2)	(1,442)	(1,065,640)	(91,850)	(547,145)	(642,783)	(4,819)	(30,035)	(5,001,245)

Net investment income (loss)	(1,442)	(952,537)	(91,850)	(201,771)	(465,307)	(3,864)	(21,615)	(2,263,758)

Realized gain (loss) on investments	-	824,565	197,603	(2,035,088)	1,748,578	92,419	68,561	3,572,896
Change in unrealized gain (loss) on investments	-	(17,836,307)	(1,450,203)	11,830,503	10,784,169	11,697	227,711	104,578,225

Net gain (loss) on investments	-	(17,011,742)	(1,252,600)	9,795,415	12,532,747	104,116	296,272	108,151,121

Reinvested capital gains	-	12,545,888	985,735	-	1,197,160	8,596	304,464	7,389,599

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,442)	(5,418,391)	(358,715)	9,593,644	13,264,600	108,848	579,121	113,276,962

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVOLG2	NVRE1	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$30,083	584,076	32,732	68,132	30,006	33	-	-
Mortality and expense risk charges (note 2)	(117,703)	(610,420)	(45,867)	(67,896)	(16,087)	(1,477,877)	(971,686)	(18,937)

Net investment income (loss)	(87,620)	(26,344)	(13,135)	236	13,919	(1,477,844)	(971,686)	(18,937)

Realized gain (loss) on investments	81,785	606,021	134,243	22,301	31,398	-	734,654	15,628
Change in unrealized gain (loss) on investments	1,462,264	19,913,528	252,019	(129,478)	103,176	-	21,567,733	245,917

Net gain (loss) on investments	1,544,049	20,519,549	386,262	(107,177)	134,574	-	22,302,387	261,545

Reinvested capital gains	107,179	-	80,736	-	-	-	899,804	10,618

Net increase (decrease) in contract owners’ equity resulting from operations	$1,563,608	20,493,205	453,863	(106,941)	148,493	(1,477,844)	22,230,505	253,226

Investment Activity*:	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	AMCG	AMMCGS
Reinvested dividends	$-	-	-	-	773,560	1,639	-	-
Mortality and expense risk charges (note 2)	(308,069)	(5,481)	(790,166)	(8,826)	(1,088,284)	(6,278)	(5,315)	(19,205)

Net investment income (loss)	(308,069)	(5,481)	(790,166)	(8,826)	(314,724)	(4,639)	(5,315)	(19,205)

Realized gain (loss) on investments	540,459	496	(3,408,413)	(83,047)	10,485,746	55,950	7,902	242,792
Change in unrealized gain (loss) on investments	(129,571)	(851)	22,691,992	210,123	4,458,672	(10,715)	(3,625)	(252,205)

Net gain (loss) on investments	410,888	(355)	19,283,579	127,076	14,944,418	45,235	4,277	(9,413)

Reinvested capital gains	2,273,678	28,584	-	-	4,691,547	14,384	33,110	175,016

Net increase (decrease) in contract owners’ equity resulting from operations	$2,376,497	22,748	18,493,413	118,250	19,321,241	54,980	32,072	146,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMSRS	AMTB	PMVAAD	PMVEBD	PMVFAD	PMVLAD	PMVRRA	PMVSTA
Reinvested dividends	$27,689	263,448	340,711	46,907	81,717	83,967	32,551	42,854
Mortality and expense risk charges (note 2)	(79,164)	(113,588)	(33,479)	(11,919)	(16,550)	(230,547)	(7,210)	(46,853)

Net investment income (loss)	(51,475)	149,860	307,232	34,988	65,167	(146,580)	25,341	(3,999)

Realized gain (loss) on investments	735,875	30,794	147,667	32	(30,633)	(30,916)	10,890	4,676
Change in unrealized gain (loss) on investments	617,323	(227,142)	(37,587)	(77,094)	(166,644)	(246,512)	(6,537)	(54,978)

Net gain (loss) on investments	1,353,198	(196,348)	110,080	(77,062)	(197,277)	(277,428)	4,353	(50,302)

Reinvested capital gains	141,583	-	-	-	2,402	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,443,306	(46,488)	417,312	(42,074)	(129,708)	(424,008)	29,694	(54,301)

Investment Activity*:	PMVTRA	PMVTRD	PVEIB	PVIGIB	PVTIGB	ROCMC	TRHS2	VWEM
Reinvested dividends	$21,302	162,207	3,517	1,937	1,444	-	-	125,685
Mortality and expense risk charges (note 2)	(12,947)	(102,283)	(4,409)	(1,723)	(1,101)	(4,329)	(455,678)	(150,411)

Net investment income (loss)	8,355	59,924	(892)	214	343	(4,329)	(455,678)	(24,726)

Realized gain (loss) on investments	(47,043)	(108,728)	9,376	6,105	10,943	11,056	2,833,368	672,693
Change in unrealized gain (loss) on investments	(52,057)	(693,986)	60,051	1,632	(7,313)	66,206	(550,859)	(2,642,612)

Net gain (loss) on investments	(99,100)	(802,714)	69,427	7,737	3,630	77,262	2,282,509	(1,969,919)

Reinvested capital gains	62,164	459,710	10,950	1,220	4,452	17,227	2,587,264	306,918

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,581)	(283,080)	79,485	9,171	8,425	90,160	4,414,095	(1,687,727)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWHA	VWHAS	VRVDRA	SVOF	WFVSCG	HVSIT
Reinvested dividends	$21,691	16,346	4,585	68	-	-
Mortality and expense risk charges (note 2)	(53,868)	(57,062)	(4,679)	(2,672)	(101,282)	(1,374)

Net investment income (loss)	(32,177)	(40,716)	(94)	(2,604)	(101,282)	(1,374)

Realized gain (loss) on investments	(155,587)	739,727	54,627	1,827	823,731	(36,267)
Change in unrealized gain (loss) on investments	996,821	(25,315)	90,302	25,840	(1,115,283)	(8,734)

Net gain (loss) on investments	841,234	714,412	144,929	27,667	(291,552)	(45,001)

Reinvested capital gains	-	-	12,201	8,177	937,975	37,706

Net increase (decrease) in contract owners’ equity resulting from operations	$809,057	673,696	157,036	33,240	545,141	(8,669)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAB		ALVGIB		ALVIVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,403,422)	2,238,347	1,512	398	(7,602)	(2,825)	423	22
Realized gain (loss) on investments	200,636,419	33,373,703	58,202	11,643	25,794	11,191	1,590	(229)
Change in unrealized gain (loss) on investments	325,087,786	355,613,706	(34,719)	(8,857)	121,273	(39,116)	(581)	(37)
Reinvested capital gains	266,937,749	247,795,654	-	-	-	29,033	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	779,258,532	639,021,410	24,995	3,184	139,465	(1,717)	1,432	(244)

Equity transactions:
Purchase payments received from contract owners (note 4)	88,340,102	75,062,618	-	24,152	-	-	-	-
Transfers between funds	(1,093,228)	(2,918,260)	(301,441)	(93,304)	(26,250)	(20,221)	141,142	-
Redemptions (notes 2, 3, and 4)	(593,201,883)	(516,882,734)	(65,188)	(41,962)	(113,969)	(25,406)	(117,058)	(2,132)
Adjustments to maintain reserves	(155,718)	(1,120,424)	26	(3)	(52)	8	(4)	(9)

Net equity transactions	(506,110,727)	(445,858,800)	(366,603)	(111,117)	(140,271)	(45,619)	24,080	(2,141)

Net change in contract owners’ equity	273,147,805	193,162,610	(341,608)	(107,933)	(806)	(47,336)	25,512	(2,385)
Contract owners’ equity at beginning of period	4,696,158,531	4,502,995,921	341,608	449,541	580,049	627,385	6,357	8,742

Contract owners’ equity at end of period	$4,969,306,336	4,696,158,531	-	341,608	579,243	580,049	31,869	6,357

CHANGE IN UNITS:
Beginning units	160,929,440	174,615,218	24,268	33,133	22,988	24,931	709	986
Units purchased	48,542,974	43,663,126	1,969	2,472	456	312	25,606	-
Units redeemed	(61,927,431)	(57,348,904)	(26,237)	(11,337)	(5,101)	(2,255)	(23,080)	(277)

Ending units	147,544,983	160,929,440	-	24,268	18,343	22,988	3,235	709

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVPGB		ALVSVB		ACVI		ACVIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(19,139)	(21,272)	(39,719)	(21,864)	(15,205)	(8,202)	(26,811)	365,799
Realized gain (loss) on investments	205,289	56,775	120,009	(257,280)	166,049	53,112	2,302,528	2,781,889
Change in unrealized gain (loss) on investments	(30,476)	194,157	1,213,395	49,489	(81,704)	233,356	444,256	(1,013,925)
Reinvested capital gains	74,327	93,312	-	163,221	45,195	19,374	7,673,088	2,291,694

Net increase (decrease) in contract owners’ equity resulting from operations	230,001	322,972	1,293,685	(66,434)	114,335	297,640	10,393,061	4,425,457

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	20,184	177,188	19,412	21,819	345,651	344,316
Transfers between funds	(272,091)	(72,953)	1,042,236	(402,246)	(58,095)	(30,055)	(131,721)	(1,435,089)
Redemptions (notes 2, 3, and 4)	(221,404)	(64,240)	(676,631)	(387,785)	(238,356)	(156,196)	(4,888,239)	(4,296,359)
Adjustments to maintain reserves	16	(2)	57	1,091	(6,598)	42	(445)	(632)

Net equity transactions	(493,479)	(137,195)	385,846	(611,752)	(283,637)	(164,390)	(4,674,754)	(5,387,764)

Net change in contract owners’ equity	(263,478)	185,777	1,679,531	(678,186)	(169,302)	133,250	5,718,307	(962,307)
Contract owners’ equity at beginning of period	1,302,020	1,116,243	3,856,985	4,535,171	1,518,654	1,385,404	48,356,138	49,318,445

Contract owners’ equity at end of period	$1,038,542	1,302,020	5,536,516	3,856,985	1,349,352	1,518,654	54,074,445	48,356,138

CHANGE IN UNITS:
Beginning units	30,587	34,807	143,577	170,467	49,565	56,286	1,314,776	1,482,927
Units purchased	2,102	2,587	99,641	31,132	3,814	1,124	57,099	57,498
Units redeemed	(13,763)	(6,807)	(85,851)	(58,022)	(12,172)	(7,845)	(170,788)	(225,649)

Ending units	18,926	30,587	157,367	143,577	41,207	49,565	1,201,087	1,314,776

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG2		ACVIP2		ACVMV1		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,488)	(912)	397,985	41,858	3,838	81,029	(4,288)	(295)
Realized gain (loss) on investments	12,893	44,586	138,666	(428,291)	345,145	(126,587)	13,307	11,243
Change in unrealized gain (loss) on investments	22,932	(11,204)	450,336	1,961,788	2,320,621	(389,928)	103,958	(19,167)
Reinvested capital gains	103,577	30,583	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,914	63,053	986,987	1,575,355	2,669,604	(435,486)	112,977	(8,219)

Equity transactions:
Purchase payments received from contract owners (note 4)	569	999	103,114	89,005	111,633	131,689	-	-
Transfers between funds	4,031	37,885	1,031,039	1,791,644	(203,880)	(1,694,924)	-	(605)
Redemptions (notes 2, 3, and 4)	(98,126)	(127,232)	(2,078,191)	(2,807,428)	(1,138,282)	(1,380,869)	(31,599)	(36,471)
Adjustments to maintain reserves	(30)	(164)	(49)	(163)	27	190	9	1,706

Net equity transactions	(93,556)	(88,512)	(944,087)	(926,942)	(1,230,502)	(2,943,914)	(31,590)	(35,370)

Net change in contract owners’ equity	38,358	(25,459)	42,900	648,413	1,439,102	(3,379,400)	81,387	(43,589)
Contract owners’ equity at beginning of period	670,103	695,562	20,238,470	19,590,057	12,688,180	16,067,580	554,237	597,826

Contract owners’ equity at end of period	$708,461	670,103	20,281,370	20,238,470	14,127,282	12,688,180	635,624	554,237

CHANGE IN UNITS:
Beginning units	25,254	28,524	1,214,499	1,263,986	433,752	549,257	-	-
Units purchased	986	1,653	228,951	208,088	20,640	37,786	-	-
Units redeemed	(4,206)	(4,923)	(283,964)	(257,575)	(58,134)	(153,291)	-	-

Ending units	22,034	25,254	1,159,486	1,214,499	396,258	433,752	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU1		ACVV		ACVV2		BRVED3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,051)	(753)	10,007	14,672	710	2,254	8,283	31,091
Realized gain (loss) on investments	2,167	408	74,910	71,253	23,411	(16,217)	247,228	(172,461)
Change in unrealized gain (loss) on investments	6,392	13,931	216,746	(160,031)	2,907	3,246	29,413	8,558
Reinvested capital gains	3,875	3,767	-	34,996	-	-	514,140	149,100

Net increase (decrease) in contract owners’ equity resulting from operations	11,383	17,353	301,663	(39,110)	27,028	(10,717)	799,064	16,288

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	9,903	37,102	1,926	-	116,509	18,280
Transfers between funds	-	-	55,657	(30,491)	102,285	102,859	(527,559)	(200,351)
Redemptions (notes 2, 3, and 4)	(2,247)	78	(138,490)	(176,572)	(8,526)	(153)	(698,145)	(299,412)
Adjustments to maintain reserves	(10)	(56)	4,243	(33,120)	(11)	4	(83)	117

Net equity transactions	(2,257)	22	(68,687)	(203,081)	95,674	102,710	(1,109,278)	(481,366)

Net change in contract owners’ equity	9,126	17,375	232,976	(242,191)	122,702	91,993	(310,214)	(465,078)
Contract owners’ equity at beginning of period	54,125	36,750	1,365,433	1,607,624	91,993	-	4,524,177	4,989,255

Contract owners’ equity at end of period	$63,251	54,125	1,598,409	1,365,433	214,695	91,993	4,213,963	4,524,177

CHANGE IN UNITS:
Beginning units	1,197	1,197	30,047	35,430	7,046	-	296,372	334,983
Units purchased	-	-	2,234	1,553	19,231	27,701	47,595	57,199
Units redeemed	(41)	-	(3,641)	(6,936)	(12,906)	(20,655)	(111,717)	(95,810)

Ending units	1,156	1,197	28,640	30,047	13,371	7,046	232,250	296,372

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVHY3		BRVTR3		MLVGA3		DCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$664,488	302,992	17,181	30,975	(82,504)	25,799	(312,681)	(141,403)
Realized gain (loss) on investments	(89,547)	(294,770)	(35,095)	54,062	637,684	(180,678)	16,130,387	(512,062)
Change in unrealized gain (loss) on investments	(720,528)	489,822	(164,482)	(77,093)	(3,165,199)	2,785,386	(8,984,596)	6,342,261
Reinvested capital gains	88,194	-	16,461	303,214	3,877,221	1,392,204	5,213,888	3,797,186

Net increase (decrease) in contract owners’ equity resulting from operations	(57,393)	498,044	(165,935)	311,158	1,267,202	4,022,711	12,046,998	9,485,982

Equity transactions:
Purchase payments received from contract owners (note 4)	20,714	10,830	338	180,695	102,408	754,912	206,841	266,851
Transfers between funds	(1,437,094)	28,654,797	(1,078,348)	4,009,256	(1,058,606)	(939,740)	(60,086,277)	(1,933,712)
Redemptions (notes 2, 3, and 4)	(492,167)	(185,755)	(396,450)	(455,812)	(2,021,293)	(2,395,759)	(3,298,796)	(3,957,867)
Adjustments to maintain reserves	(86,263)	(345)	(4,415)	21	(325)	(191)	(21,103)	3,197

Net equity transactions	(1,994,810)	28,479,527	(1,478,875)	3,734,160	(2,977,816)	(2,580,778)	(63,199,335)	(5,621,531)

Net change in contract owners’ equity	(2,052,203)	28,977,571	(1,644,810)	4,045,318	(1,710,614)	1,441,933	(51,152,337)	3,864,451
Contract owners’ equity at beginning of period	33,151,377	4,173,806	6,302,120	2,256,802	24,866,394	23,424,461	51,246,729	47,382,278

Contract owners’ equity at end of period	$31,099,174	33,151,377	4,657,310	6,302,120	23,155,780	24,866,394	94,392	51,246,729

CHANGE IN UNITS:
Beginning units	2,644,421	351,457	547,624	209,631	1,115,923	1,254,561	1,106,405	1,252,432
Units purchased	4,691,852	4,742,149	49,019	423,116	48,514	110,692	15,985	22,625
Units redeemed	(4,950,932)	(2,449,185)	(180,817)	(85,123)	(176,981)	(249,330)	(1,122,387)	(168,652)

Ending units	2,385,341	2,644,421	415,826	547,624	987,456	1,115,923	3	1,106,405

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DCAPS		DSC		DSIF		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,567)	(9,182)	(43)	(10)	147,405	1,343,355	(144,247)	7,533
Realized gain (loss) on investments	228,558	(19,906)	4	(20)	25,002,764	22,789,840	1,189,251	1,234,425
Change in unrealized gain (loss) on investments	(130,342)	95,675	763	779	39,794,897	2,263,692	7,858,096	5,868,558
Reinvested capital gains	72,396	53,998	-	-	14,852,675	17,737,828	966,087	430,597

Net increase (decrease) in contract owners’ equity resulting from operations	159,045	120,585	724	749	79,797,741	44,134,715	9,869,187	7,541,113

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,937,916	6,166,488	268,431	192,383
Transfers between funds	(844,003)	(2,469)	-	-	(8,885,343)	(10,059,210)	(191,600)	(762,490)
Redemptions (notes 2, 3, and 4)	(7,516)	(90,986)	(81)	(28)	(30,125,650)	(30,589,088)	(3,043,599)	(3,567,197)
Adjustments to maintain reserves	(29)	93	(16)	-	(12,282)	17,333	348	(803)

Net equity transactions	(851,548)	(93,362)	(97)	(28)	(37,085,359)	(34,464,477)	(2,966,420)	(4,138,107)

Net change in contract owners’ equity	(692,503)	27,223	627	721	42,712,382	9,670,238	6,902,767	3,403,006
Contract owners’ equity at beginning of period	692,503	665,280	4,716	3,995	311,053,391	301,383,153	39,865,534	36,462,528

Contract owners’ equity at end of period	$-	692,503	5,343	4,716	353,765,773	311,053,391	46,768,301	39,865,534

CHANGE IN UNITS:
Beginning units	22,823	26,283	168	169	6,977,342	7,902,392	1,109,719	1,246,109
Units purchased	20	977	-	-	100,282	311,651	27,599	26,714
Units redeemed	(22,843)	(4,437)	(3)	(1)	(847,983)	(1,236,701)	(100,719)	(163,104)

Ending units	-	22,823	165	168	6,229,641	6,977,342	1,036,599	1,109,719

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRGS		DVMCSS		DVSCS		CLVHY2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(342)	(363)	(10,440)	(6,648)	(96,123)	(1,153)	24,974	22,210
Realized gain (loss) on investments	6,876	(29)	1,853	(197,582)	979,989	(489,467)	29,285	(35,861)
Change in unrealized gain (loss) on investments	(1,171)	6,729	328,355	278,357	3,685,001	679,811	(29,427)	14,779
Reinvested capital gains	948	385	10,061	-	322,392	1,125,000	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,311	6,722	329,829	74,127	4,891,259	1,314,191	24,832	1,128

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,628	2,696	137,064	147,025	2,960	1,200
Transfers between funds	(167)	(295)	133,250	(103,261)	(746,213)	(1,579,147)	85,767	(145,621)
Redemptions (notes 2, 3, and 4)	(24,418)	(21)	(237,932)	(94,708)	(2,738,575)	(1,589,400)	(53,375)	(132,206)
Adjustments to maintain reserves	(29)	34	(77)	57	(149)	(7,047)	(13)	16

Net equity transactions	(24,614)	(282)	(99,131)	(195,216)	(3,347,873)	(3,028,569)	35,339	(276,611)

Net change in contract owners’ equity	(18,303)	6,440	230,698	(121,089)	1,543,386	(1,714,378)	60,171	(275,483)
Contract owners’ equity at beginning of period	38,085	31,645	1,397,061	1,518,150	20,413,176	22,127,554	565,531	841,014

Contract owners’ equity at end of period	$19,782	38,085	1,627,759	1,397,061	21,956,562	20,413,176	625,702	565,531

CHANGE IN UNITS:
Beginning units	1,372	1,384	97,380	112,707	495,529	588,856	48,004	75,041
Units purchased	-	-	14,440	31,189	28,653	38,430	55,010	34,675
Units redeemed	(797)	(12)	(20,625)	(46,516)	(97,030)	(131,757)	(51,703)	(61,712)

Ending units	575	1,372	91,195	97,380	427,152	495,529	51,311	48,004

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DWVSVS		ETVFR		FHIBS		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,837)	(1,507)	132,195	127,350	22,966	38,840	612,606	757,370
Realized gain (loss) on investments	(12,942)	(542,248)	(28,609)	(273,451)	(30,859)	(19,715)	110,473	44,455
Change in unrealized gain (loss) on investments	786,404	149,059	63,929	16,764	29,414	10,166	(2,255,511)	2,134,060
Reinvested capital gains	-	146,801	-	-	-	-	390,468	138,101

Net increase (decrease) in contract owners’ equity resulting from operations	758,625	(247,895)	167,515	(129,337)	21,521	29,291	(1,141,964)	3,073,986

Equity transactions:
Purchase payments received from contract owners (note 4)	16,175	13,285	12,996	21,024	246,006	79	391,174	268,318
Transfers between funds	200,378	(361,422)	4,004,182	(2,238,637)	129,571	54,202	783,404	(48,352)
Redemptions (notes 2, 3, and 4)	(311,248)	(143,185)	(461,153)	(509,787)	(553,788)	(123,676)	(4,452,462)	(4,150,620)
Adjustments to maintain reserves	(117)	91	(69)	220	63	(8)	370	(41,412)

Net equity transactions	(94,812)	(491,231)	3,555,956	(2,727,180)	(178,148)	(69,403)	(3,277,514)	(3,972,066)

Net change in contract owners’ equity	663,813	(739,126)	3,723,471	(2,856,517)	(156,627)	(40,112)	(4,419,478)	(898,080)
Contract owners’ equity at beginning of period	2,544,308	3,283,434	5,082,354	7,938,871	974,315	1,014,427	46,543,156	47,441,236

Contract owners’ equity at end of period	$3,208,121	2,544,308	8,805,825	5,082,354	817,688	974,315	42,123,678	46,543,156

CHANGE IN UNITS:
Beginning units	149,548	186,794	450,828	710,054	38,961	42,055	2,107,777	2,294,371
Units purchased	42,211	56,295	421,405	42,101	15,411	3,257	164,796	152,812
Units redeemed	(49,366)	(93,541)	(110,787)	(301,327)	(23,064)	(6,351)	(312,083)	(339,406)

Ending units	142,393	149,548	761,446	450,828	31,308	38,961	1,960,490	2,107,777

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQBS		FVU2S		FB2		FC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,876	12,308	(285)	145	(56,725)	46,366	(19,116)	(11,248)
Realized gain (loss) on investments	39,792	6,913	2,602	(6)	912,139	328,386	176,770	48,966
Change in unrealized gain (loss) on investments	(97,278)	70,214	10,990	(1,046)	728,936	1,898,192	(660)	353,656
Reinvested capital gains	10,973	5,014	-	-	1,410,652	124,361	270,372	2,714

Net increase (decrease) in contract owners’ equity resulting from operations	(40,637)	94,449	13,307	(907)	2,995,002	2,397,305	427,366	394,088

Equity transactions:
Purchase payments received from contract owners (note 4)	514,768	733	248	634	284,254	93,150	95,184	41,438
Transfers between funds	28,012	(163,086)	(112)	2,417	6,530,225	6,406,330	89,330	1,135,874
Redemptions (notes 2, 3, and 4)	(994,194)	(58,438)	(16,783)	(2,308)	(2,212,736)	(971,629)	(35,239)	(82,786)
Adjustments to maintain reserves	(34)	(133)	(4)	36	67	41	(44)	(26)

Net equity transactions	(451,448)	(220,924)	(16,651)	779	4,601,810	5,527,892	149,231	1,094,500

Net change in contract owners’ equity	(492,085)	(126,475)	(3,344)	(128)	7,596,812	7,925,197	576,597	1,488,588
Contract owners’ equity at beginning of period	1,577,033	1,703,508	88,715	88,843	15,828,110	7,902,913	1,824,278	335,690

Contract owners’ equity at end of period	$1,084,948	1,577,033	85,371	88,715	23,424,922	15,828,110	2,400,875	1,824,278

CHANGE IN UNITS:
Beginning units	99,708	113,471	8,454	8,366	940,058	567,188	128,285	30,424
Units purchased	38,998	2,912	85	604	465,842	664,383	40,131	143,512
Units redeemed	(68,149)	(16,675)	(1,514)	(516)	(214,402)	(291,513)	(34,745)	(45,651)

Ending units	70,557	99,708	7,025	8,454	1,191,498	940,058	133,671	128,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FCS		FEI2		FEIS		FEMS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(186,803)	(141,796)	(6,022)	(4,215)	1,039,610	816,540	11,319	(2,386)
Realized gain (loss) on investments	1,371,984	668,857	93,239	(41,992)	4,816,091	2,228,605	170,875	116
Change in unrealized gain (loss) on investments	715,093	3,215,215	156,360	13,961	10,159,138	(3,881,160)	(480,076)	142,974
Reinvested capital gains	2,191,536	76,268	292,339	115,470	17,763,077	6,759,777	182,276	77,399

Net increase (decrease) in contract owners’ equity resulting from operations	4,091,810	3,818,544	535,916	83,224	33,777,916	5,923,762	(115,606)	218,103

Equity transactions:
Purchase payments received from contract owners (note 4)	162,016	152,333	-	165	1,285,182	1,480,730	21,376	366
Transfers between funds	(233,504)	(371,197)	(9,147)	24,418	(5,253,661)	(6,270,695)	609,343	368,942
Redemptions (notes 2, 3, and 4)	(1,676,952)	(1,009,921)	(450,512)	(294,536)	(15,046,489)	(14,387,667)	(207,640)	(19,082)
Adjustments to maintain reserves	1,373	(31,460)	(72)	21	124	(152,156)	(100)	49

Net equity transactions	(1,747,067)	(1,260,245)	(459,731)	(269,932)	(19,014,844)	(19,329,788)	422,979	350,275

Net change in contract owners’ equity	2,344,743	2,558,299	76,185	(186,708)	14,763,072	(13,406,026)	307,373	568,378
Contract owners’ equity at beginning of period	16,555,473	13,997,174	2,532,663	2,719,371	150,349,386	163,755,412	1,144,134	575,756

Contract owners’ equity at end of period	$18,900,216	16,555,473	2,608,848	2,532,663	165,112,458	150,349,386	1,451,507	1,144,134

CHANGE IN UNITS:
Beginning units	246,911	269,187	105,594	118,358	4,321,205	4,965,109	83,631	54,591
Units purchased	3,287	3,286	7,287	3,727	73,325	105,708	105,875	72,199
Units redeemed	(26,891)	(25,562)	(24,007)	(16,491)	(551,982)	(749,612)	(79,601)	(43,159)

Ending units	223,307	246,911	88,874	105,594	3,842,548	4,321,205	109,905	83,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF10S		FF10S2		FF20S		FF20S2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(16,987)	3,886	112	136	(10,723)	7,888	(1,397)	(1,060)
Realized gain (loss) on investments	279,197	150,082	241	2,746	330,051	103,612	5,616	5,124
Change in unrealized gain (loss) on investments	(165,165)	348,560	(86)	(1,661)	(2,328)	651,907	(2,142)	3,289
Reinvested capital gains	322,747	396,289	507	849	629,349	677,324	6,729	6,849

Net increase (decrease) in contract owners’ equity resulting from operations	419,792	898,817	774	2,070	946,349	1,440,731	8,806	14,202

Equity transactions:
Purchase payments received from contract owners (note 4)	7,388	17,108	-	23,079	89,189	47,861	-	-
Transfers between funds	440,951	(163,693)	-	-	(33,363)	(692,815)	-	-
Redemptions (notes 2, 3, and 4)	(911,501)	(963,053)	(4,282)	(38,808)	(917,672)	(1,145,357)	(9,397)	(8,657)
Adjustments to maintain reserves	(116)	86	1,322	(24,424)	52	84	3	2

Net equity transactions	(463,278)	(1,109,552)	(2,960)	(40,153)	(861,794)	(1,790,227)	(9,394)	(8,655)

Net change in contract owners’ equity	(43,486)	(210,735)	(2,186)	(38,083)	84,555	(349,496)	(588)	5,547
Contract owners’ equity at beginning of period	8,936,513	9,147,248	13,432	51,515	11,667,746	12,017,242	125,644	120,097

Contract owners’ equity at end of period	$8,893,027	8,936,513	11,246	13,432	11,752,301	11,667,746	125,056	125,644

CHANGE IN UNITS:
Beginning units	445,767	506,509	-	-	543,367	637,059	-	-
Units purchased	69,869	66,604	-	-	29,041	49,809	-	-
Units redeemed	(91,559)	(127,346)	-	-	(68,333)	(143,501)	-	-

Ending units	424,077	445,767	-	-	504,075	543,367	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FF30S2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,385)	6,479	(2,096)	(1,405)	(67,988)	(52,729)	22,393	9,991
Realized gain (loss) on investments	392,471	224,655	35,983	12,138	608,406	358,419	96,442	(72,597)
Change in unrealized gain (loss) on investments	289,815	534,730	(22,816)	3,988	(636,269)	586,821	155,576	81,608
Reinvested capital gains	423,085	402,007	7,493	9,746	803,747	275,434	77,199	59,609

Net increase (decrease) in contract owners’ equity resulting from operations	1,090,986	1,167,871	18,564	24,467	707,896	1,167,945	351,610	78,611

Equity transactions:
Purchase payments received from contract owners (note 4)	79,344	177,433	-	-	81,764	-	29,804	41,070
Transfers between funds	716,268	745,864	-	-	(232,577)	339,901	471,803	381,691
Redemptions (notes 2, 3, and 4)	(1,359,584)	(714,810)	(89,155)	(32,527)	(337,721)	(406,509)	(169,067)	(94,697)
Adjustments to maintain reserves	(57)	230	75	163	18	147	(79)	29

Net equity transactions	(564,029)	208,717	(89,080)	(32,364)	(488,516)	(66,461)	332,461	328,093

Net change in contract owners’ equity	526,957	1,376,588	(70,516)	(7,897)	219,380	1,101,484	684,071	406,704
Contract owners’ equity at beginning of period	9,671,512	8,294,924	196,783	204,680	3,652,904	2,551,420	1,295,710	889,006

Contract owners’ equity at end of period	$10,198,469	9,671,512	126,267	196,783	3,872,284	3,652,904	1,979,781	1,295,710

CHANGE IN UNITS:
Beginning units	412,830	409,334	-	-	86,580	86,067	80,998	59,228
Units purchased	37,988	82,447	-	-	19,962	30,042	56,560	64,405
Units redeemed	(59,463)	(78,951)	-	-	(30,346)	(29,529)	(37,767)	(42,635)

Ending units	391,355	412,830	-	-	76,196	86,580	99,791	80,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGOS		FGS		FHIS		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,459)	(18,967)	(2,647,337)	(1,987,753)	1,177,936	1,184,189	249,666	348,020
Realized gain (loss) on investments	267,491	163,365	19,738,099	15,212,335	505,977	(897,595)	453,861	126,197
Change in unrealized gain (loss) on investments	(214,532)	692,716	(19,526,299)	38,639,369	(381,105)	(196,778)	(2,225,439)	2,019,670
Reinvested capital gains	209,242	97,043	50,010,909	18,120,834	-	-	867,094	12,351

Net increase (decrease) in contract owners’ equity resulting from operations	235,742	934,157	47,575,372	69,984,785	1,302,808	89,816	(654,818)	2,506,238

Equity transactions:
Purchase payments received from contract owners (note 4)	53,092	14,485	2,141,602	2,370,307	357,450	275,603	143,697	264,512
Transfers between funds	140,774	(139,335)	(5,677,674)	(1,664,574)	(607,098)	(6,736,563)	(1,487,378)	2,832,326
Redemptions (notes 2, 3, and 4)	(350,656)	(93,683)	(24,382,178)	(18,193,517)	(2,712,937)	(3,215,426)	(3,331,061)	(3,234,276)
Adjustments to maintain reserves	172	912	(17,177)	(23,260)	3	(17,049)	(5,120)	(24,298)

Net equity transactions	(156,618)	(217,621)	(27,935,427)	(17,511,044)	(2,962,582)	(9,693,435)	(4,679,862)	(161,736)

Net change in contract owners’ equity	79,124	716,536	19,639,945	52,473,741	(1,659,774)	(9,603,619)	(5,334,680)	2,344,502
Contract owners’ equity at beginning of period	2,209,189	1,492,653	229,097,255	176,623,514	31,988,785	41,592,404	34,905,066	32,560,564

Contract owners’ equity at end of period	$2,288,313	2,209,189	248,737,200	229,097,255	30,329,011	31,988,785	29,570,386	34,905,066

CHANGE IN UNITS:
Beginning units	35,083	39,496	3,860,121	4,238,904	1,566,897	2,066,203	1,926,738	1,940,016
Units purchased	3,472	686	97,230	293,111	1,204,279	799,679	170,153	410,540
Units redeemed	(5,720)	(5,099)	(508,763)	(671,894)	(1,335,514)	(1,298,985)	(433,513)	(423,818)

Ending units	32,835	35,083	3,448,588	3,860,121	1,435,662	1,566,897	1,663,378	1,926,738

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMC2		FMCS		FNRS2		FO2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(59,553)	(43,437)	(132,044)	(95,976)	82,282	58,282	(15,420)	(15,195)
Realized gain (loss) on investments	1,008,966	(47,557)	579,912	(368,188)	(737,542)	(1,873,946)	67,508	10,095
Change in unrealized gain (loss) on investments	(304,805)	567,285	809,298	3,230,854	2,597,727	(185,658)	36,846	118,799
Reinvested capital gains	188,634	-	3,370,711	-	-	-	78,180	4,353

Net increase (decrease) in contract owners’ equity resulting from operations	833,242	476,291	4,627,877	2,766,690	1,942,467	(2,001,322)	167,114	118,052

Equity transactions:
Purchase payments received from contract owners (note 4)	53	14,405	241,884	199,048	98,328	117,213	22,449	51
Transfers between funds	(3,013,405)	(7,186)	(820,380)	(1,292,494)	2,207,319	(291,908)	(17,298)	(64,919)
Redemptions (notes 2, 3, and 4)	(303,849)	(226,477)	(1,885,862)	(1,430,371)	(559,409)	(503,382)	(179,522)	(52,504)
Adjustments to maintain reserves	(462)	(12,895)	(1,978)	182	(98)	(4,332)	54	(15)

Net equity transactions	(3,317,663)	(232,153)	(2,466,336)	(2,523,635)	1,746,140	(682,409)	(174,317)	(117,387)

Net change in contract owners’ equity	(2,484,421)	244,138	2,161,541	243,055	3,688,607	(2,683,731)	(7,203)	665
Contract owners’ equity at beginning of period	3,625,703	3,381,565	20,034,925	19,791,870	3,559,972	6,243,703	1,060,612	1,059,947

Contract owners’ equity at end of period	$1,141,282	3,625,703	22,196,466	20,034,925	7,248,579	3,559,972	1,053,409	1,060,612

CHANGE IN UNITS:
Beginning units	61,079	64,950	765,914	882,848	613,980	715,331	80,631	91,375
Units purchased	898	814	20,410	32,054	544,281	383,220	3,611	1,064
Units redeemed	(61,977)	(4,685)	(102,496)	(148,988)	(344,850)	(484,571)	(15,957)	(11,808)

Ending units	-	61,079	683,828	765,914	813,411	613,980	68,285	80,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOS		FRESS2		FVSS		FVSS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(174,477)	(170,149)	(1,417)	3,998	25,394	3,351	(1,913)	(1,948)
Realized gain (loss) on investments	1,108,604	270,630	192,734	(148,200)	451,400	(628,042)	15,448	7,441
Change in unrealized gain (loss) on investments	1,524,403	2,825,621	25,718	30,629	979,331	561,448	36,661	(4,998)
Reinvested capital gains	1,936,088	105,520	5,030	32,656	740,818	347,625	21,140	12,432

Net increase (decrease) in contract owners’ equity resulting from operations	4,394,618	3,031,622	222,065	(80,917)	2,196,943	284,382	71,336	12,927

Equity transactions:
Purchase payments received from contract owners (note 4)	207,149	137,889	321	656	84,390	169,997	1,669	1,679
Transfers between funds	(962,190)	(868,714)	223,958	(96,455)	877,167	(186,226)	(1,987)	(5,277)
Redemptions (notes 2, 3, and 4)	(2,122,315)	(1,917,584)	(110,066)	(65,701)	(691,861)	(854,544)	(48,714)	(26,979)
Adjustments to maintain reserves	(500)	(2,461)	(71)	14	(520)	(1,487)	(27)	52

Net equity transactions	(2,877,856)	(2,650,870)	114,142	(161,486)	269,176	(872,260)	(49,059)	(30,525)

Net change in contract owners’ equity	1,516,762	380,752	336,207	(242,403)	2,466,119	(587,878)	22,277	(17,598)
Contract owners’ equity at beginning of period	25,070,902	24,690,150	566,962	809,365	6,787,970	7,375,848	247,801	265,399

Contract owners’ equity at end of period	$26,587,664	25,070,902	903,169	566,962	9,254,089	6,787,970	270,078	247,801

CHANGE IN UNITS:
Beginning units	939,560	1,058,629	53,532	70,373	204,170	236,859	8,971	10,243
Units purchased	38,384	22,286	73,861	67,586	89,224	30,090	62	853
Units redeemed	(135,253)	(141,355)	(65,209)	(84,427)	(82,002)	(62,779)	(1,500)	(2,125)

Ending units	842,691	939,560	62,184	53,532	211,392	204,170	7,533	8,971

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,073)	90,735	21,405	13,557	(137,349)	1,064,912	973,149	1,252,702
Realized gain (loss) on investments	203,068	25,304	(79,532)	(230,956)	(661,152)	(1,059,178)	(105,900)	(1,126,791)
Change in unrealized gain (loss) on investments	(467,020)	146,841	375,511	(390,577)	21,738	(1,067,001)	3,042,181	(913,375)
Reinvested capital gains	66,517	78,321	-	882,190	-	-	-	22,218

Net increase (decrease) in contract owners’ equity resulting from operations	(205,508)	341,201	317,384	274,214	(776,763)	(1,061,267)	3,909,430	(765,246)

Equity transactions:
Purchase payments received from contract owners (note 4)	68,990	8,731	4,857	30,529	52,461	79,894	155,571	180,638
Transfers between funds	45,773	(848,363)	(175,910)	(556,688)	354,783	(2,603,996)	(729,236)	(3,344,696)
Redemptions (notes 2, 3, and 4)	(192,228)	(178,974)	(188,326)	(234,268)	(1,130,706)	(1,337,494)	(2,567,343)	(2,606,754)
Adjustments to maintain reserves	(186)	(1,401)	(49)	(54)	41	(23)	530	(40,526)

Net equity transactions	(77,651)	(1,020,007)	(359,428)	(760,481)	(723,421)	(3,861,619)	(3,140,478)	(5,811,338)

Net change in contract owners’ equity	(283,159)	(678,806)	(42,044)	(486,267)	(1,500,184)	(4,922,886)	768,952	(6,576,584)
Contract owners’ equity at beginning of period	3,277,828	3,956,634	3,158,725	3,644,992	13,208,026	18,130,912	26,773,887	33,350,471

Contract owners’ equity at end of period	$2,994,669	3,277,828	3,116,681	3,158,725	11,707,842	13,208,026	27,542,839	26,773,887

CHANGE IN UNITS:
Beginning units	218,787	308,446	181,759	231,934	1,415,389	1,822,612	1,392,650	1,729,478
Units purchased	54,711	29,553	3,695	6,359	146,314	56,287	41,926	35,250
Units redeemed	(58,466)	(119,212)	(23,161)	(56,534)	(226,477)	(463,510)	(193,304)	(372,078)

Ending units	215,032	218,787	162,293	181,759	1,335,226	1,415,389	1,241,272	1,392,650

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVRD2		FTVSV2		TIF2		GVGMNS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,339)	(1,029)	(4,778)	23,241	24,242	61,401	(496)	(898)
Realized gain (loss) on investments	14,723	1,826	(139,680)	(563,745)	(58,554)	(287,032)	3,160	2,482
Change in unrealized gain (loss) on investments	101,109	43,131	1,522,468	367,770	133,172	74,177	(531)	(2,906)
Reinvested capital gains	19,078	27,039	230,234	375,928	-	-	4,675	795

Net increase (decrease) in contract owners’ equity resulting from operations	131,571	70,967	1,608,244	203,194	98,860	(151,454)	6,808	(527)

Equity transactions:
Purchase payments received from contract owners (note 4)	101	534	39,318	87,065	14,082	37,679	-	-
Transfers between funds	(1,143)	(9,292)	461,320	(409,451)	(150,693)	(273,473)	2,292	-
Redemptions (notes 2, 3, and 4)	(75,312)	(53,525)	(536,948)	(459,535)	(226,132)	(250,893)	(26,916)	(66,359)
Adjustments to maintain reserves	32	(334)	(98)	(7,332)	(160)	(1,428)	(14)	21

Net equity transactions	(76,322)	(62,617)	(36,408)	(789,253)	(362,903)	(488,115)	(24,638)	(66,338)

Net change in contract owners’ equity	55,249	8,350	1,571,836	(586,059)	(264,043)	(639,569)	(17,830)	(66,865)
Contract owners’ equity at beginning of period	571,921	563,571	6,906,425	7,492,484	2,911,750	3,551,319	56,698	123,563

Contract owners’ equity at end of period	$627,170	571,921	8,478,261	6,906,425	2,647,707	2,911,750	38,868	56,698

CHANGE IN UNITS:
Beginning units	-	-	287,835	326,011	309,515	371,200	4,141	9,237
Units purchased	-	-	58,852	51,659	19,253	16,850	158	15
Units redeemed	-	-	(59,842)	(89,835)	(56,823)	(78,535)	(1,826)	(5,111)

Ending units	-	-	286,845	287,835	271,945	309,515	2,473	4,141

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMSAS		RVARS		SBLD		SBLJ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,159	256	(7,369)	2,293	792	3,623	(736)	211
Realized gain (loss) on investments	2,337	(26)	5,666	36,097	5,844	1,886	5,278	5,541
Change in unrealized gain (loss) on investments	(2,713)	897	28,264	(368)	29,380	121	(6,788)	20,155
Reinvested capital gains	-	-	15,163	-	-	1,972	17,414	5,496

Net increase (decrease) in contract owners’ equity resulting from operations	783	1,127	41,724	38,022	36,016	7,602	15,168	31,403

Equity transactions:
Purchase payments received from contract owners (note 4)	165	-	165	76	1,791	2,454	1,213	1,101
Transfers between funds	82,107	9,780	110,665	186,295	170	(369)	5,091	(11,069)
Redemptions (notes 2, 3, and 4)	(1,953)	(2,231)	(42,704)	(173,152)	(12,699)	(34,113)	(15,158)	(38,314)
Adjustments to maintain reserves	(20)	11	1	(1)	4	(38)	(23)	(35)

Net equity transactions	80,299	7,560	68,127	13,218	(10,734)	(32,066)	(8,877)	(48,317)

Net change in contract owners’ equity	81,082	8,687	109,851	51,240	25,282	(24,464)	6,291	(16,914)
Contract owners’ equity at beginning of period	24,503	15,816	585,988	534,748	178,051	202,515	120,576	137,490

Contract owners’ equity at end of period	$105,585	24,503	695,839	585,988	203,333	178,051	126,867	120,576

CHANGE IN UNITS:
Beginning units	2,287	1,561	54,574	52,499	10,489	12,569	3,949	5,884
Units purchased	11,189	951	12,326	71,022	126	256	291	518
Units redeemed	(3,967)	(225)	(6,345)	(68,947)	(667)	(2,336)	(546)	(2,453)

Ending units	9,509	2,287	60,555	54,574	9,948	10,489	3,694	3,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLN		SBLO		SBLP		SBLQ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,805)	4,813	2,105	1,276	11,652	20,475	(2,282)	(235)
Realized gain (loss) on investments	10,020	34,055	6,191	(3,198)	(2,291)	(14,695)	608	(18,646)
Change in unrealized gain (loss) on investments	19,937	(24,965)	43,045	(4,098)	3,384	2,876	129,862	(29,505)
Reinvested capital gains	43,386	54,040	1,428	9,551	-	-	-	34,813

Net increase (decrease) in contract owners’ equity resulting from operations	70,538	67,943	52,769	3,531	12,745	8,656	128,188	(13,573)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,791	9,574	563	417	2,646	2,785	13,147	10,658
Transfers between funds	3,123	(318,756)	41,836	14,292	27,206	(45,682)	852	(12,970)
Redemptions (notes 2, 3, and 4)	(37,405)	(8,169)	(53,754)	(2,498)	(23,430)	(13,509)	(37,540)	(12,742)
Adjustments to maintain reserves	3	74	(102)	(8)	76	(14)	(183)	50

Net equity transactions	(32,488)	(317,277)	(11,457)	12,203	6,498	(56,420)	(23,724)	(15,004)

Net change in contract owners’ equity	38,050	(249,334)	41,312	15,734	19,243	(47,764)	104,464	(28,577)
Contract owners’ equity at beginning of period	646,949	896,283	222,610	206,876	283,650	331,414	516,064	544,641

Contract owners’ equity at end of period	$684,999	646,949	263,922	222,610	302,893	283,650	620,528	516,064

CHANGE IN UNITS:
Beginning units	29,189	44,943	9,716	9,091	12,897	15,592	21,802	22,530
Units purchased	538	1,274	1,876	1,236	1,348	1,372	656	925
Units redeemed	(1,941)	(17,028)	(2,436)	(611)	(1,037)	(4,067)	(1,443)	(1,653)

Ending units	27,786	29,189	9,156	9,716	13,208	12,897	21,015	21,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLV		SBLX		SBLY		ACC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,483	1,457	(645)	79	(897)	101	(7,536)	7,685
Realized gain (loss) on investments	30,934	(74,383)	3,400	(2,636)	790	1,147	222,416	63,436
Change in unrealized gain (loss) on investments	264,974	26,330	(1,013)	18,210	7,194	23,276	505,900	(250,988)
Reinvested capital gains	-	48,780	3,111	-	24,563	3,667	-	61,844

Net increase (decrease) in contract owners’ equity resulting from operations	304,391	2,184	4,853	15,653	31,650	28,191	720,780	(118,023)

Equity transactions:
Purchase payments received from contract owners (note 4)	33,333	30,483	1,200	707	5,674	3,853	15,534	3,245
Transfers between funds	104,446	(159,441)	(1,440)	(7,467)	39,013	10,555	(375,405)	(14,362)
Redemptions (notes 2, 3, and 4)	(194,947)	(83,564)	(7,074)	(2,157)	(1,605)	(5,211)	(260,800)	(157,734)
Adjustments to maintain reserves	(30)	45	29	(42)	6	3	8	59

Net equity transactions	(57,198)	(212,477)	(7,285)	(8,959)	43,088	9,200	(620,663)	(168,792)

Net change in contract owners’ equity	247,193	(210,293)	(2,432)	6,694	74,738	37,391	100,117	(286,815)
Contract owners’ equity at beginning of period	1,329,371	1,539,664	87,099	80,405	106,022	68,631	2,571,748	2,858,563

Contract owners’ equity at end of period	$1,576,564	1,329,371	84,667	87,099	180,760	106,022	2,671,865	2,571,748

CHANGE IN UNITS:
Beginning units	52,127	62,262	2,942	3,538	3,022	2,667	106,659	114,984
Units purchased	6,885	3,036	64	163	1,083	540	9,497	4,218
Units redeemed	(8,494)	(13,171)	(293)	(759)	(35)	(185)	(31,287)	(12,543)

Ending units	50,518	52,127	2,713	2,942	4,070	3,022	84,869	106,659

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACEG		ACEG2		AVCE2		AVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(252)	(625)	(40,140)	(44,045)	(7,226)	(3,723)	(20)	(2)
Realized gain (loss) on investments	16,544	254	809,534	34,020	3,990	12,009	2	(1)
Change in unrealized gain (loss) on investments	(14,983)	15,839	(622,940)	607,240	93,964	(58,886)	524	(212)
Reinvested capital gains	2,241	4,158	325,670	223,442	10,782	104,020	57	451

Net increase (decrease) in contract owners’ equity resulting from operations	3,550	19,626	472,124	820,657	101,510	53,420	563	236

Equity transactions:
Purchase payments received from contract owners (note 4)	139	139	45,515	3,805	-	-	-	-
Transfers between funds	-	-	(3,526,593)	(129,696)	324	(60,893)	-	-
Redemptions (notes 2, 3, and 4)	(51,809)	(475)	(175,707)	(296,879)	(4,266)	(2,791)	(1)	1
Adjustments to maintain reserves	(35)	11	(26)	86	(50)	33	(3)	(3)

Net equity transactions	(51,705)	(325)	(3,656,811)	(422,684)	(3,992)	(63,651)	(4)	(2)

Net change in contract owners’ equity	(48,155)	19,301	(3,184,687)	397,973	97,518	(10,231)	559	234
Contract owners’ equity at beginning of period	67,645	48,344	3,184,687	2,786,714	409,070	419,301	2,169	1,935

Contract owners’ equity at end of period	$19,490	67,645	-	3,184,687	506,588	409,070	2,728	2,169

CHANGE IN UNITS:
Beginning units	1,978	1,988	88,763	109,377	19,781	22,499	79	79
Units purchased	4	5	21,131	36,422	12	1,663	-	-
Units redeemed	(1,471)	(15)	(109,894)	(57,036)	(174)	(4,381)	-	-

Ending units	511	1,978	-	88,763	19,619	19,781	79	79

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVHS		IVKEI1		IVMCC2		IVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,127)	(3,136)	2,857	4,461	(1,544)	(949)	3,468	5,936
Realized gain (loss) on investments	9,241	(4,349)	3,297	(3,446)	(2,281)	(27,883)	80	(2,458)
Change in unrealized gain (loss) on investments	(4,505)	49,248	56,455	9,479	36,889	12,677	36,534	(33,158)
Reinvested capital gains	47,187	9,210	4,188	16,319	-	27,733	-	4,301

Net increase (decrease) in contract owners’ equity resulting from operations	47,796	50,973	66,797	26,813	33,064	11,578	40,082	(25,379)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,668	9,014	-	-	-	-	5,596	4,574
Transfers between funds	24,641	23,109	-	(29,431)	11,598	13,970	26,231	(10,195)
Redemptions (notes 2, 3, and 4)	(81,154)	(17,569)	(29,217)	(10,692)	(3,789)	(12,229)	(7,784)	(2,555)
Adjustments to maintain reserves	(74)	54	-	(5)	(7)	(5)	(61)	23

Net equity transactions	(45,919)	14,608	(29,217)	(40,128)	7,802	1,736	23,982	(8,153)

Net change in contract owners’ equity	1,877	65,581	37,580	(13,315)	40,866	13,314	64,064	(33,532)
Contract owners’ equity at beginning of period	463,950	398,369	405,036	418,351	160,806	147,492	159,629	193,161

Contract owners’ equity at end of period	$465,827	463,950	442,616	405,036	201,672	160,806	223,693	159,629

CHANGE IN UNITS:
Beginning units	13,904	13,508	21,489	24,204	8,850	8,723	11,092	11,638
Units purchased	1,026	1,784	-	-	1,219	5,640	2,016	990
Units redeemed	(2,365)	(1,388)	(1,466)	(2,715)	(960)	(5,513)	(606)	(1,536)

Ending units	12,565	13,904	20,023	21,489	9,109	8,850	12,502	11,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVAG		OVAG2		OVGI		OVGIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(820,891)	(634,595)	(24,204)	(11,983)	(220,501)	267,683	(13,314)	(6,797)
Realized gain (loss) on investments	5,348,504	2,231,812	228,390	75,058	20,346,433	2,296,913	292,971	4,340
Change in unrealized gain (loss) on investments	(227,150)	14,370,904	(127,870)	479,017	(4,935,116)	(887,767)	(64,403)	21,484
Reinvested capital gains	7,858,690	4,825,134	228,159	-	4,816,542	7,072,011	66,816	116,982

Net increase (decrease) in contract owners’ equity resulting from operations	12,159,153	20,793,255	304,475	542,092	20,007,358	8,748,840	282,070	136,009

Equity transactions:
Purchase payments received from contract owners (note 4)	944,351	726,854	62,832	(537)	495,962	496,576	53,739	-
Transfers between funds	(2,652,176)	(1,166,358)	194,954	1,245,317	(93,650,479)	(3,459,348)	(1,248,924)	(195)
Redemptions (notes 2, 3, and 4)	(7,638,886)	(4,990,270)	(73,685)	(17,986)	(5,802,704)	(6,631,160)	(291,874)	(229,802)
Adjustments to maintain reserves	476	(444)	(51)	(39,848)	(32,708)	(64,588)	52	15

Net equity transactions	(9,346,235)	(5,430,218)	184,050	1,186,946	(98,989,929)	(9,658,520)	(1,487,007)	(229,982)

Net change in contract owners’ equity	2,812,918	15,363,037	488,525	1,729,038	(78,982,571)	(909,680)	(1,204,937)	(93,973)
Contract owners’ equity at beginning of period	72,734,991	57,371,954	1,729,038	-	79,336,351	80,246,031	1,204,937	1,298,910

Contract owners’ equity at end of period	$75,547,909	72,734,991	2,217,563	1,729,038	353,780	79,336,351	-	1,204,937

CHANGE IN UNITS:
Beginning units	1,397,273	1,535,748	111,981	-	2,111,151	2,407,684	42,077	50,425
Units purchased	58,750	93,169	53,216	159,516	17,116	21,796	1,526	2,029
Units redeemed	(223,785)	(231,644)	(41,742)	(47,535)	(2,128,267)	(318,329)	(43,603)	(10,377)

Ending units	1,232,238	1,397,273	123,455	111,981	-	2,111,151	-	42,077

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGR		OVGS		OVGSS		OVIGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(52,138)	(41,668)	(1,242,792)	(419,947)	(16,884)	(11,376)	(15,565)	(6,611)
Realized gain (loss) on investments	176,625	124,590	4,888,612	474,726	113,727	58,203	122,949	41,522
Change in unrealized gain (loss) on investments	525,281	526,823	5,469,325	18,531,935	(30,989)	108,283	(94,573)	256,468
Reinvested capital gains	245,780	566,195	5,422,677	3,257,858	44,969	28,990	116,916	18,820

Net increase (decrease) in contract owners’ equity resulting from operations	895,548	1,175,940	14,537,822	21,844,572	110,823	184,100	129,727	310,199

Equity transactions:
Purchase payments received from contract owners (note 4)	28,659	42,754	863,769	757,066	353	8	(83)	1,017
Transfers between funds	(28,336)	(144,594)	(4,317,923)	(7,188,856)	(50,424)	-	(285,372)	(253,752)
Redemptions (notes 2, 3, and 4)	(505,984)	(163,630)	(11,222,643)	(7,768,983)	(104,176)	(75,604)	(234,681)	(168,036)
Adjustments to maintain reserves	896	(7,217)	46	(96,695)	392	(32)	(27)	52

Net equity transactions	(504,765)	(272,687)	(14,676,751)	(14,297,468)	(153,855)	(75,628)	(520,163)	(420,719)

Net change in contract owners’ equity	390,783	903,253	(138,929)	7,547,104	(43,032)	108,472	(390,436)	(110,520)
Contract owners’ equity at beginning of period	4,423,982	3,520,729	105,830,989	98,283,885	923,210	814,738	1,689,449	1,799,969

Contract owners’ equity at end of period	$4,814,765	4,423,982	105,692,060	105,830,989	880,178	923,210	1,299,013	1,689,449

CHANGE IN UNITS:
Beginning units	80,153	86,084	2,834,665	3,327,486	24,776	27,113	125,849	160,495
Units purchased	1,502	1,663	77,942	61,962	2,872	-	11,310	42,502
Units redeemed	(9,727)	(7,594)	(434,574)	(554,783)	(6,804)	(2,337)	(48,193)	(77,148)

Ending units	71,928	80,153	2,478,033	2,834,665	20,844	24,776	88,966	125,849

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		OVSBS		OVSC		OVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$85,404	125,438	15,185	29,187	(57,712)	(29,585)	(1,326)	(1,085)
Realized gain (loss) on investments	(25,888)	(81,218)	(24,281)	(27,988)	373,009	(75,648)	6,289	(6,993)
Change in unrealized gain (loss) on investments	(184,529)	(17,641)	(35,459)	1,895	667,869	1,031,742	10,321	22,940
Reinvested capital gains	-	-	-	-	483,947	81,805	7,506	1,401

Net increase (decrease) in contract owners’ equity resulting from operations	(125,013)	26,579	(44,555)	3,094	1,467,113	1,008,314	22,790	16,263

Equity transactions:
Purchase payments received from contract owners (note 4)	47,109	6,153	3,819	2,894	155,623	28,829	590	1,192
Transfers between funds	(43,771)	(145,305)	8,289	(873)	(317,907)	(315,887)	(8,896)	(2,204)
Redemptions (notes 2, 3, and 4)	(377,646)	(242,695)	(171,684)	(132,401)	(556,534)	(474,338)	(12,415)	(9,620)
Adjustments to maintain reserves	(96)	52	(53)	(2,191)	(369)	(9)	(547)	(583)

Net equity transactions	(374,404)	(381,795)	(159,629)	(132,571)	(719,187)	(761,405)	(21,268)	(11,215)

Net change in contract owners’ equity	(499,417)	(355,216)	(204,184)	(129,477)	747,926	246,909	1,522	5,048
Contract owners’ equity at beginning of period	2,903,968	3,259,184	876,069	1,005,546	7,093,102	6,846,193	117,864	112,816

Contract owners’ equity at end of period	$2,404,551	2,903,968	671,885	876,069	7,841,028	7,093,102	119,386	117,864

CHANGE IN UNITS:
Beginning units	251,724	288,731	47,899	55,703	252,567	289,998	-	-
Units purchased	21,786	37,428	966	1,118	21,738	40,850	-	-
Units redeemed	(54,936)	(74,435)	(10,202)	(8,922)	(43,795)	(78,281)	-	-

Ending units	218,574	251,724	38,663	47,899	230,510	252,567	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		WRBDP		WRBP		WRCEP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$250,174	481,639	293,032	483,866	11,501	100,818	(471,791)	(406,022)
Realized gain (loss) on investments	(237,342)	(1,799,125)	(110,632)	25,294	5,940,804	(1,653,383)	2,453,623	(870,410)
Change in unrealized gain (loss) on investments	(721,377)	6,942,308	(2,232,927)	2,703,017	(3,243,793)	3,524,388	15,391,766	10,820,758
Reinvested capital gains	5,842,337	919,900	1,354,455	-	2,122,743	1,744,278	3,244,363	4,038,670

Net increase (decrease) in contract owners’ equity resulting from operations	5,133,792	6,544,722	(696,072)	3,212,177	4,831,255	3,716,101	20,617,961	13,582,996

Equity transactions:
Purchase payments received from contract owners (note 4)	522,575	410,769	584,228	154,490	253,844	190,807	806,331	393,830
Transfers between funds	(2,421,729)	(1,974,533)	1,269,558	608,871	(36,572,141)	(1,069,569)	(3,173,211)	(2,781,538)
Redemptions (notes 2, 3, and 4)	(5,409,520)	(6,216,736)	(3,608,559)	(5,357,918)	(2,746,010)	(4,150,665)	(8,260,883)	(9,467,605)
Adjustments to maintain reserves	242	(4,589)	(3)	(157)	(109)	(1,277)	(114)	(517)

Net equity transactions	(7,308,432)	(7,785,089)	(1,754,776)	(4,594,714)	(39,064,416)	(5,030,704)	(10,627,877)	(11,855,830)

Net change in contract owners’ equity	(2,174,640)	(1,240,367)	(2,450,848)	(1,382,537)	(34,233,161)	(1,314,603)	9,990,084	1,727,166
Contract owners’ equity at beginning of period	59,614,505	60,854,872	34,739,814	36,122,351	34,285,446	35,600,049	80,061,464	78,334,298

Contract owners’ equity at end of period	$57,439,865	59,614,505	32,288,966	34,739,814	52,285	34,285,446	90,051,548	80,061,464

CHANGE IN UNITS:
Beginning units	1,548,990	1,781,240	1,709,494	1,949,692	1,145,806	1,342,507	2,394,864	2,816,402
Units purchased	46,979	35,332	212,454	145,320	43,782	39,880	53,823	38,147
Units redeemed	(229,631)	(267,582)	(304,241)	(385,518)	(1,189,588)	(236,581)	(339,451)	(459,685)

Ending units	1,366,338	1,548,990	1,617,707	1,709,494	-	1,145,806	2,109,236	2,394,864

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRDIV		WRENG		WRGBP		WRGNR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$90,299	119,488	4,492	8,160	61,678	67,430	13,931	29,879
Realized gain (loss) on investments	(243,399)	(894,952)	(283,907)	(345,612)	46,221	17,738	(80,057)	(314,868)
Change in unrealized gain (loss) on investments	1,393,958	872,739	705,884	(326,559)	(152,581)	63,960	668,694	(136,049)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,240,858	97,275	426,469	(664,011)	(44,682)	149,128	602,568	(421,038)

Equity transactions:
Purchase payments received from contract owners (note 4)	80,015	33,634	10,061	2,665	762	50	110,288	27,455
Transfers between funds	(192,400)	281,575	(131,741)	63,390	(481,475)	367,636	(183,782)	22,092
Redemptions (notes 2, 3, and 4)	(735,961)	(1,264,340)	(49,895)	(96,569)	(246,337)	(272,764)	(224,689)	(432,430)
Adjustments to maintain reserves	(142)	41	(50)	48	(53)	27	(23)	45

Net equity transactions	(848,488)	(949,090)	(171,625)	(30,466)	(727,103)	94,949	(298,206)	(382,838)

Net change in contract owners’ equity	392,370	(851,815)	254,844	(694,477)	(771,785)	244,077	304,362	(803,876)
Contract owners’ equity at beginning of period	8,356,128	9,207,943	1,076,928	1,771,405	2,723,239	2,479,162	2,430,936	3,234,812

Contract owners’ equity at end of period	$8,748,498	8,356,128	1,331,772	1,076,928	1,951,454	2,723,239	2,735,298	2,430,936

CHANGE IN UNITS:
Beginning units	326,934	367,374	234,570	241,242	217,908	212,631	302,646	350,391
Units purchased	17,656	30,741	24,975	60,642	30,265	50,379	20,255	41,426
Units redeemed	(49,468)	(71,181)	(52,985)	(67,314)	(89,091)	(45,102)	(51,389)	(89,171)

Ending units	295,122	326,934	206,560	234,570	159,082	217,908	271,512	302,646

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGP		WRHIP		WRI2P		WRIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,357,573)	(1,171,926)	1,847,822	2,421,436	(1,382)	110,538	(213,594)	(122,649)
Realized gain (loss) on investments	2,974,882	579,498	(554,369)	(1,875,855)	74,903	(475,840)	(1,623,101)	(4,902,079)
Change in unrealized gain (loss) on investments	17,627,567	13,772,766	596,615	988,921	987,352	753,662	3,958,782	8,128,924
Reinvested capital gains	11,738,932	14,156,098	-	-	-	1,519	943,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,983,808	27,336,436	1,890,068	1,534,502	1,060,873	389,879	3,065,784	3,104,196

Equity transactions:
Purchase payments received from contract owners (note 4)	2,387,699	32,950	543,973	185,740	93,293	46,402	389,725	222,458
Transfers between funds	(4,120,140)	(3,899,884)	(502,847)	(1,380,959)	330,062	(484,136)	(657,485)	(803,261)
Redemptions (notes 2, 3, and 4)	(12,634,972)	(11,614,787)	(4,352,147)	(5,742,879)	(652,102)	(931,163)	(1,689,735)	(2,133,214)
Adjustments to maintain reserves	1,289	(137)	(123)	(1,291)	51	(2,498)	42	60

Net equity transactions	(14,366,124)	(15,481,858)	(4,311,144)	(6,939,389)	(228,696)	(1,371,395)	(1,957,453)	(2,713,957)

Net change in contract owners’ equity	16,617,684	11,854,578	(2,421,076)	(5,404,887)	832,177	(981,516)	1,108,331	390,239
Contract owners’ equity at beginning of period	116,105,246	104,250,668	39,627,686	45,032,573	8,225,794	9,207,310	19,417,527	19,027,288

Contract owners’ equity at end of period	$132,722,930	116,105,246	37,206,610	39,627,686	9,057,971	8,225,794	20,525,858	19,417,527

CHANGE IN UNITS:
Beginning units	2,769,933	3,212,033	1,195,685	1,424,091	358,216	425,818	783,488	915,747
Units purchased	86,608	42,302	85,354	71,164	38,919	35,594	25,314	35,536
Units redeemed	(404,054)	(484,402)	(212,919)	(299,570)	(48,284)	(103,196)	(99,673)	(167,795)

Ending units	2,452,487	2,769,933	1,068,120	1,195,685	348,851	358,216	709,129	783,488

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRLTBP		WRMCG		WRMMP		WRRESP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$17,348	48,181	(259,438)	(195,150)	(173,133)	(113,276)	(10,094)	27,697
Realized gain (loss) on investments	37,696	16,179	2,488,583	1,142,108	-	-	(46,690)	(180,758)
Change in unrealized gain (loss) on investments	(140,442)	35,181	(1,666,087)	5,014,116	-	-	1,773,288	(433,636)
Reinvested capital gains	17,491	-	2,771,090	1,212,199	-	-	78,027	349,551

Net increase (decrease) in contract owners’ equity resulting from operations	(67,907)	99,541	3,334,148	7,173,273	(173,133)	(113,276)	1,794,531	(237,146)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,002	31,134	347,493	128,783	8,464,493	4,384,842	58,246	12,915
Transfers between funds	877,109	1,432,433	122,274	1,600,649	10,227,167	13,169,163	(57,971)	(30,741)
Redemptions (notes 2, 3, and 4)	(658,505)	(766,983)	(3,155,307)	(3,171,360)	(20,095,884)	(16,075,115)	(373,539)	(415,694)
Adjustments to maintain reserves	(83)	59	50	220	(35)	112	23	(80)

Net equity transactions	221,523	696,643	(2,685,490)	(1,441,708)	(1,404,259)	1,479,002	(373,241)	(433,600)

Net change in contract owners’ equity	153,616	796,184	648,658	5,731,565	(1,577,392)	1,365,726	1,421,290	(670,746)
Contract owners’ equity at beginning of period	4,151,579	3,355,395	23,035,359	17,303,794	15,035,824	13,670,098	4,459,042	5,129,788

Contract owners’ equity at end of period	$4,305,195	4,151,579	23,684,017	23,035,359	13,458,432	15,035,824	5,880,332	4,459,042

CHANGE IN UNITS:
Beginning units	382,060	319,088	385,006	426,547	1,444,868	1,302,861	163,380	179,987
Units purchased	132,384	191,374	53,668	88,650	2,491,141	2,087,233	9,732	11,395
Units redeemed	(111,542)	(128,402)	(94,905)	(130,191)	(2,632,215)	(1,945,226)	(21,546)	(28,002)

Ending units	402,902	382,060	343,769	385,006	1,303,794	1,444,868	151,566	163,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSCP		WRSCV		WRSTP		WRVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(72,797)	(392,701)	(60,388)	(46,712)	(813,093)	(680,733)	261,524	212,445
Realized gain (loss) on investments	249,731	(1,004,653)	(25,772)	(417,059)	3,686,628	4,518,365	8,362,884	(770,704)
Change in unrealized gain (loss) on investments	(3,788,261)	13,175,095	1,011,673	415,650	(14,265,432)	7,148,341	(1,696,717)	(584,211)
Reinvested capital gains	5,036,796	-	-	227,305	20,934,483	7,523,039	-	1,012,751

Net increase (decrease) in contract owners’ equity resulting from operations	1,425,469	11,777,741	925,513	179,184	9,542,586	18,509,012	6,927,691	(129,719)

Equity transactions:
Purchase payments received from contract owners (note 4)	430,773	255,294	103,023	28,817	294,957	192,531	416,007	195,757
Transfers between funds	(1,299,754)	(1,087,869)	245,512	(32,636)	(1,846,476)	(2,888,330)	(30,390,006)	(371,978)
Redemptions (notes 2, 3, and 4)	(3,667,297)	(3,965,178)	(406,097)	(549,136)	(6,285,528)	(6,371,501)	(2,868,824)	(3,023,486)
Adjustments to maintain reserves	25	(57)	(72)	92	724	(2,376)	79	(18)

Net equity transactions	(4,536,253)	(4,797,810)	(57,634)	(552,863)	(7,836,323)	(9,069,676)	(32,842,744)	(3,199,725)

Net change in contract owners’ equity	(3,110,784)	6,979,931	867,879	(373,679)	1,706,263	9,439,336	(25,915,053)	(3,329,444)
Contract owners’ equity at beginning of period	43,879,374	36,899,443	4,750,109	5,123,788	71,705,900	62,266,564	25,918,384	29,247,828

Contract owners’ equity at end of period	$40,768,590	43,879,374	5,617,988	4,750,109	73,412,163	71,705,900	3,331	25,918,384

CHANGE IN UNITS:
Beginning units	1,114,901	1,276,491	146,831	167,783	1,112,608	1,292,636	862,179	981,071
Units purchased	36,640	34,636	17,296	14,314	21,394	44,745	36,009	45,594
Units redeemed	(145,871)	(196,226)	(18,939)	(35,266)	(135,073)	(224,773)	(898,188)	(164,486)

Ending units	1,005,670	1,114,901	145,188	146,831	998,929	1,112,608	-	862,179

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JABS		JACAS		JAFBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,780)	43,975	(283)	165	(1,381,112)	(974,701)	12,134	36,538
Realized gain (loss) on investments	336,552	(249,696)	22,743	3,841	5,925,377	3,235,998	69,746	70,306
Change in unrealized gain (loss) on investments	2,408,003	(1,075,982)	5,713	4,013	3,467,719	23,273,719	(219,364)	118,411
Reinvested capital gains	714,122	758,624	791	1,112	15,509,009	7,774,820	63,547	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,431,897	(523,079)	28,964	9,131	23,520,993	33,309,836	(73,937)	225,255

Equity transactions:
Purchase payments received from contract owners (note 4)	69,713	101,274	36,178	-	938,692	582,029	8,297	5,488
Transfers between funds	(469,245)	(1,187,956)	435,529	-	(3,181,886)	(4,461,025)	(422,336)	1,005,527
Redemptions (notes 2, 3, and 4)	(1,711,387)	(1,107,368)	(10,413)	(6,450)	(11,708,028)	(9,826,200)	(118,522)	(371,912)
Adjustments to maintain reserves	(169)	183	(5)	1	455	(19,407)	(62)	42

Net equity transactions	(2,111,088)	(2,193,867)	461,289	(6,449)	(13,950,767)	(13,724,603)	(532,623)	639,145

Net change in contract owners’ equity	1,320,809	(2,716,946)	490,253	2,682	9,570,226	19,585,233	(606,560)	864,400
Contract owners’ equity at beginning of period	12,917,274	15,634,220	77,649	74,967	116,556,298	96,971,065	3,115,869	2,251,469

Contract owners’ equity at end of period	$14,238,083	12,917,274	567,902	77,649	126,126,524	116,556,298	2,509,309	3,115,869

CHANGE IN UNITS:
Beginning units	372,055	447,424	-	-	2,783,998	3,185,452	267,472	210,802
Units purchased	31,469	12,479	48,508	-	81,088	150,815	25,305	166,848
Units redeemed	(84,810)	(87,848)	(1,256)	-	(382,477)	(552,269)	(72,520)	(110,178)

Ending units	318,714	372,055	47,252	-	2,482,609	2,783,998	220,257	267,472

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGTS		JAIGS		LZREMS		LOVTRC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(632,468)	(570,407)	(41,827)	27,784	15,208	28,587	11,617	15,852
Realized gain (loss) on investments	9,365,887	5,791,297	1,120,868	(725,886)	(8,882)	(107,988)	9,658	3,314
Change in unrealized gain (loss) on investments	(7,355,203)	11,191,216	3,521,155	5,391,463	79,048	(74,268)	(45,336)	20,322
Reinvested capital gains	8,433,148	4,591,007	-	-	-	-	8,942	21,916

Net increase (decrease) in contract owners’ equity resulting from operations	9,811,364	21,003,113	4,600,196	4,693,361	85,374	(153,669)	(15,119)	61,404

Equity transactions:
Purchase payments received from contract owners (note 4)	549,277	920,848	364,037	311,584	12,265	8,958	6,001	9,105
Transfers between funds	(5,503,274)	(646,437)	(890,656)	(2,468,071)	(188,165)	(531,448)	221,882	312,595
Redemptions (notes 2, 3, and 4)	(7,058,939)	(4,866,800)	(4,073,091)	(2,717,371)	(88,628)	(93,814)	(131,905)	(223,835)
Adjustments to maintain reserves	(409)	(3,412)	(10,896)	21,534	(37)	37	(37)	47

Net equity transactions	(12,013,345)	(4,595,801)	(4,610,606)	(4,852,324)	(264,565)	(616,267)	95,941	97,912

Net change in contract owners’ equity	(2,201,981)	16,407,312	(10,410)	(158,963)	(179,191)	(769,936)	80,822	159,316
Contract owners’ equity at beginning of period	63,244,042	46,836,730	39,590,933	39,749,896	1,854,528	2,624,464	1,194,029	1,034,713

Contract owners’ equity at end of period	$61,042,061	63,244,042	39,580,523	39,590,933	1,675,337	1,854,528	1,274,851	1,194,029

CHANGE IN UNITS:
Beginning units	2,261,480	2,497,847	2,346,663	2,705,146	177,813	245,766	104,327	96,036
Units purchased	144,658	436,059	69,553	71,523	23,208	11,214	23,456	36,309
Units redeemed	(531,586)	(672,426)	(321,280)	(430,006)	(46,979)	(79,167)	(14,822)	(28,018)

Ending units	1,874,552	2,261,480	2,094,936	2,346,663	154,042	177,813	112,961	104,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	M2IGSS		MMCGSC		MNDSC		MV2RIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,246)	(2,300)	(11,673)	(11,296)	(48,976)	(35,296)	(740)	(112)
Realized gain (loss) on investments	9,618	19,077	47,913	38,623	379,023	(233,962)	2,649	630
Change in unrealized gain (loss) on investments	15,755	3,262	(100,418)	101,754	(1,032,176)	996,500	10,129	5,498
Reinvested capital gains	35,478	20,867	133,531	48,094	726,010	315,090	7,648	128

Net increase (decrease) in contract owners’ equity resulting from operations	57,605	40,906	69,353	177,175	23,881	1,042,332	19,686	6,144

Equity transactions:
Purchase payments received from contract owners (note 4)	-	9,441	107,354	-	323,596	180,801	-	-
Transfers between funds	-	-	(71,102)	(53,826)	(602,856)	418,119	345,658	105,968
Redemptions (notes 2, 3, and 4)	(22,378)	(42,732)	(164,441)	(74,201)	(494,827)	(484,814)	(9,717)	(9,569)
Adjustments to maintain reserves	32	4	(46)	46	70	64	(15)	7

Net equity transactions	(22,346)	(33,287)	(128,235)	(127,981)	(774,017)	114,170	335,926	96,406

Net change in contract owners’ equity	35,259	7,619	(58,882)	49,194	(750,136)	1,156,502	355,612	102,550
Contract owners’ equity at beginning of period	248,127	240,508	699,437	650,243	4,278,932	3,122,430	102,550	-

Contract owners’ equity at end of period	$283,386	248,127	640,555	699,437	3,528,796	4,278,932	458,162	102,550

CHANGE IN UNITS:
Beginning units	-	-	20,077	25,014	123,141	128,486	7,687	-
Units purchased	-	-	3,282	3,290	33,041	52,321	24,736	8,426
Units redeemed	-	-	(6,799)	(8,227)	(54,278)	(57,666)	(1,258)	(739)

Ending units	-	-	16,560	20,077	101,904	123,141	31,165	7,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVS		MVFSC		MVIGSC		MVIVSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(668)	(114)	(5,064)	41,319	(1,916)	2,320	(196,437)	(70,195)
Realized gain (loss) on investments	29,733	966	1,131,961	(83,967)	8,109	23,459	1,078,480	1,011,018
Change in unrealized gain (loss) on investments	26,882	8,674	4,333,964	(978,612)	2,315	33,615	283,300	1,905,474
Reinvested capital gains	1,692	446	648,770	1,165,320	13,799	5,162	524,835	388,289

Net increase (decrease) in contract owners’ equity resulting from operations	57,639	9,972	6,109,631	144,060	22,307	64,556	1,690,178	3,234,586

Equity transactions:
Purchase payments received from contract owners (note 4)	1,526	-	236,751	235,209	2,384	1,724	138,512	80,217
Transfers between funds	259,397	54,784	(679,509)	(2,864,285)	47,066	196,440	(313,640)	(1,922,922)
Redemptions (notes 2, 3, and 4)	(14,258)	(3,851)	(3,113,687)	(2,595,934)	(11,993)	(60,582)	(1,935,445)	(2,039,552)
Adjustments to maintain reserves	(2)	(15)	1,176	(34,113)	(37)	12	(973)	567

Net equity transactions	246,663	50,918	(3,555,269)	(5,259,123)	37,420	137,594	(2,111,546)	(3,881,690)

Net change in contract owners’ equity	304,302	60,890	2,554,362	(5,115,063)	59,727	202,150	(421,368)	(647,104)
Contract owners’ equity at beginning of period	60,890	-	26,997,952	32,113,015	284,835	82,685	20,113,180	20,760,284

Contract owners’ equity at end of period	$365,192	60,890	29,552,314	26,997,952	344,562	284,835	19,691,812	20,113,180

CHANGE IN UNITS:
Beginning units	4,459	-	1,020,188	1,240,655	22,900	7,603	745,293	914,708
Units purchased	25,502	6,364	59,200	60,683	5,496	37,575	28,139	37,767
Units redeemed	(9,276)	(1,905)	(176,917)	(281,150)	(2,721)	(22,278)	(104,417)	(207,182)

Ending units	20,685	4,459	902,471	1,020,188	25,675	22,900	669,015	745,293

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEM		MSGI2		MSVEG2		MSVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$129,073	117,785	15,783	3,116	(5,650)	-	4,005	3,557
Realized gain (loss) on investments	(30,377)	(31,842)	18,257	(38,860)	(884)	-	49,997	7,640
Change in unrealized gain (loss) on investments	(203,265)	42,797	85,036	(65,777)	(195,740)	-	(107,581)	12,362
Reinvested capital gains	-	-	49,066	19,060	17,109	-	39,264	6,181

Net increase (decrease) in contract owners’ equity resulting from operations	(104,569)	128,740	168,142	(82,461)	(185,165)	-	(14,315)	29,740

Equity transactions:
Purchase payments received from contract owners (note 4)	5,442	8,922	13,549	7,388	46,855	-	7,103	2,444
Transfers between funds	(17,502)	(117,051)	299,453	55,465	1,397,145	-	(33,637)	56,425
Redemptions (notes 2, 3, and 4)	(247,540)	(327,570)	(100,122)	(57,502)	(20,294)	-	(45,207)	(28,526)
Adjustments to maintain reserves	170	(1,574)	(38)	35	(16)	-	(2)	(2,294)

Net equity transactions	(259,430)	(437,273)	212,842	5,386	1,423,690	-	(71,743)	28,049

Net change in contract owners’ equity	(363,999)	(308,533)	380,984	(77,075)	1,238,525	-	(86,058)	57,789
Contract owners’ equity at beginning of period	3,442,132	3,750,665	1,292,595	1,369,670	-	-	642,198	584,409

Contract owners’ equity at end of period	$3,078,133	3,442,132	1,673,579	1,292,595	1,238,525	-	556,140	642,198

CHANGE IN UNITS:
Beginning units	76,902	88,044	110,592	114,229	-	-	39,636	37,564
Units purchased	313	375	39,373	22,576	190,984	-	31,652	6,030
Units redeemed	(6,436)	(11,517)	(23,118)	(26,213)	(64,344)	-	(35,635)	(3,958)

Ending units	70,779	76,902	126,847	110,592	126,640	-	35,653	39,636

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVFI		MSVMG		MSVRE		DTRTFB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$186,662	97,774	(3,316)	(2,113)	2,208	4,917	8,766	7,992
Realized gain (loss) on investments	7,035	83,456	2,679	3,191	12,129	20,171	380	442
Change in unrealized gain (loss) on investments	(714,960)	122,941	(89,195)	96,204	169,148	(178,688)	(20,664)	8,101
Reinvested capital gains	429,492	61,433	67,044	13,324	-	13,085	1,761	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,771)	365,604	(22,788)	110,606	183,485	(140,515)	(9,757)	16,535

Equity transactions:
Purchase payments received from contract owners (note 4)	22,660	29,903	-	-	10,845	6,843	374	560
Transfers between funds	274,330	968,225	-	-	(6,592)	19,721	97,435	137,080
Redemptions (notes 2, 3, and 4)	(311,692)	(844,492)	(1,805)	(5,895)	(32,187)	(84,184)	(10,716)	(10,737)
Adjustments to maintain reserves	(175)	(96)	2,334	12	(18)	(7,245)	(11)	12

Net equity transactions	(14,877)	153,540	529	(5,883)	(27,952)	(64,865)	87,082	126,915

Net change in contract owners’ equity	(106,648)	519,144	(22,259)	104,723	155,533	(205,380)	77,325	143,450
Contract owners’ equity at beginning of period	6,314,918	5,795,774	182,378	77,655	503,005	708,385	627,244	483,794

Contract owners’ equity at end of period	$6,208,270	6,314,918	160,119	182,378	658,538	503,005	704,569	627,244

CHANGE IN UNITS:
Beginning units	387,057	378,393	3,168	3,294	12,135	13,864	57,347	45,417
Units purchased	76,284	155,122	-	-	2,735	684	9,057	13,600
Units redeemed	(78,666)	(146,458)	(30)	(126)	(3,312)	(2,413)	(1,034)	(1,670)

Ending units	384,675	387,057	3,138	3,168	11,558	12,135	65,370	57,347

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EIF		GBF		GBF2		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,850	107,037	297,654	649,992	(4,246)	(3,727)	(23,980)	92,669
Realized gain (loss) on investments	1,253,427	495,180	628,938	628,127	407	1,438	770,317	42,304
Change in unrealized gain (loss) on investments	2,079,891	(1,016,466)	(3,313,711)	2,331,685	(39,955)	45,041	(1,751,477)	1,075,377
Reinvested capital gains	215,567	776,478	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,567,735	362,229	(2,387,119)	3,609,804	(43,794)	42,752	(1,005,140)	1,210,350

Equity transactions:
Purchase payments received from contract owners (note 4)	339,592	128,029	886,746	868,040	34,877	1,678	71,139	214,687
Transfers between funds	(572,631)	36,918	(51,348)	614,401	84,257	40,434	(416,002)	(455,709)
Redemptions (notes 2, 3, and 4)	(2,421,314)	(1,590,690)	(6,839,755)	(7,937,374)	(139,175)	(146,498)	(1,520,775)	(1,046,035)
Adjustments to maintain reserves	96	(11,996)	4,339	(30,999)	(66)	(62)	(192)	(20,040)

Net equity transactions	(2,654,257)	(1,437,739)	(6,000,018)	(6,485,932)	(20,107)	(104,448)	(1,865,830)	(1,307,097)

Net change in contract owners’ equity	913,478	(1,075,510)	(8,387,137)	(2,876,128)	(63,901)	(61,696)	(2,870,970)	(96,747)
Contract owners’ equity at beginning of period	19,464,547	20,540,057	70,626,427	73,502,555	1,059,391	1,121,087	13,828,406	13,925,153

Contract owners’ equity at end of period	$20,378,025	19,464,547	62,239,290	70,626,427	995,490	1,059,391	10,957,436	13,828,406

CHANGE IN UNITS:
Beginning units	640,197	693,926	3,638,638	3,975,035	81,228	89,252	456,459	515,740
Units purchased	35,907	51,029	1,711,199	1,450,684	12,209	11,719	26,200	50,447
Units redeemed	(113,940)	(104,758)	(2,034,723)	(1,787,081)	(13,708)	(19,743)	(88,228)	(109,728)

Ending units	562,164	640,197	3,315,114	3,638,638	79,729	81,228	394,431	456,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GEM2		GIG		GVAAA2		GVABD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,921)	(635)	208,779	10,237	(100,738)	159,183	94,713	114,813
Realized gain (loss) on investments	5,356	(3,252)	288,687	(156,169)	1,662,941	800,215	166,483	104,812
Change in unrealized gain (loss) on investments	(23,279)	14,085	1,115,565	888,031	5,971,371	464,362	(573,408)	633,921
Reinvested capital gains	-	-	-	-	384,738	4,246,911	64,947	7,992

Net increase (decrease) in contract owners’ equity resulting from operations	(19,844)	10,198	1,613,031	742,099	7,918,312	5,670,671	(247,265)	861,538

Equity transactions:
Purchase payments received from contract owners (note 4)	-	51	87,922	200,529	560,240	654,757	78,692	104,095
Transfers between funds	10,341	(41,310)	(188,336)	(339,863)	37,719,098	(478,923)	(235,993)	3,407,037
Redemptions (notes 2, 3, and 4)	(14,891)	(18,935)	(1,170,201)	(1,255,329)	(7,985,813)	(5,283,262)	(774,826)	(1,125,666)
Adjustments to maintain reserves	(10)	7	(252)	(408)	(437)	(43,478)	(261)	(1,116)

Net equity transactions	(4,560)	(60,187)	(1,270,867)	(1,395,071)	30,293,088	(5,150,906)	(932,388)	2,384,350

Net change in contract owners’ equity	(24,404)	(49,989)	342,164	(652,972)	38,211,400	519,765	(1,179,653)	3,245,888
Contract owners’ equity at beginning of period	224,986	274,975	14,232,732	14,885,704	60,382,927	59,863,162	13,047,030	9,801,142

Contract owners’ equity at end of period	$200,582	224,986	14,574,896	14,232,732	98,594,327	60,382,927	11,867,377	13,047,030

CHANGE IN UNITS:
Beginning units	18,032	24,496	780,542	873,503	2,539,595	2,787,180	919,975	741,252
Units purchased	1,491	1,799	25,619	35,000	1,594,133	220,108	106,372	342,053
Units redeemed	(1,792)	(8,263)	(89,241)	(127,961)	(427,884)	(467,693)	(173,266)	(163,330)

Ending units	17,731	18,032	716,920	780,542	3,705,844	2,539,595	853,081	919,975

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(305,369)	(113,649)	(23,559)	103,246	(608,982)	(173,616)	(770,678)	(654,920)
Realized gain (loss) on investments	1,587,440	488,994	883,995	(751,811)	3,670,048	1,650,407	2,435,444	3,428,307
Change in unrealized gain (loss) on investments	1,668,601	3,990,455	3,600,068	150,400	5,570,375	12,075,688	5,468,819	(357,675)
Reinvested capital gains	707,856	1,515,548	447,981	2,304,515	852,002	3,806,465	1,064,211	3,971,954

Net increase (decrease) in contract owners’ equity resulting from operations	3,658,528	5,881,348	4,908,485	1,806,350	9,483,443	17,358,944	8,197,796	6,387,666

Equity transactions:
Purchase payments received from contract owners (note 4)	248,846	254,425	185,344	275,962	617,136	324,524	846,192	663,060
Transfers between funds	(996,768)	(1,852,565)	426,152	(4,578,641)	1,377,902	(77,191)	243,707	(2,499,134)
Redemptions (notes 2, 3, and 4)	(2,640,110)	(2,381,663)	(3,814,397)	(2,486,400)	(4,559,650)	(4,755,578)	(6,587,862)	(8,322,072)
Adjustments to maintain reserves	(151)	421	(646)	(5,707)	(759)	(23,558)	(164)	(28,965)

Net equity transactions	(3,388,183)	(3,979,382)	(3,203,547)	(6,794,786)	(2,565,371)	(4,531,803)	(5,498,127)	(10,187,111)

Net change in contract owners’ equity	270,345	1,901,966	1,704,938	(4,988,436)	6,918,072	12,827,141	2,699,669	(3,799,445)
Contract owners’ equity at beginning of period	26,057,929	24,155,963	23,638,156	28,626,592	50,182,687	37,355,546	68,809,945	72,609,390

Contract owners’ equity at end of period	$26,328,274	26,057,929	25,343,094	23,638,156	57,100,759	50,182,687	71,509,614	68,809,945

CHANGE IN UNITS:
Beginning units	790,505	941,431	934,461	1,271,231	1,193,536	1,329,900	2,308,170	2,706,568
Units purchased	39,129	74,557	75,860	97,170	155,390	194,892	58,368	65,061
Units redeemed	(133,276)	(225,483)	(191,733)	(433,940)	(213,211)	(331,256)	(227,388)	(463,459)

Ending units	696,358	790,505	818,588	934,461	1,135,715	1,193,536	2,139,150	2,308,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMC		GVEX1		GVEX2		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(315,265)	(342,042)	7,199	13,188	333,918	183,301	(349,499)	(267,894)
Realized gain (loss) on investments	167,153	83,286	89,391	2,613	2,377,913	1,043,282	783,912	491,530
Change in unrealized gain (loss) on investments	1,540,358	1,483,048	149,793	34,946	5,925,900	2,964,370	3,399,794	990,522
Reinvested capital gains	260,860	897,918	9,934	1,181	279,127	612,843	544,594	1,862,689

Net increase (decrease) in contract owners’ equity resulting from operations	1,653,106	2,122,210	256,317	51,928	8,916,858	4,803,796	4,378,801	3,076,847

Equity transactions:
Purchase payments received from contract owners (note 4)	542,515	418,717	-	-	713,256	434,938	311,822	363,810
Transfers between funds	(153,712)	3,641	1,499	942,086	2,299,546	1,405,135	(604,650)	431,500
Redemptions (notes 2, 3, and 4)	(3,091,876)	(3,764,856)	(160,679)	(13,026)	(3,467,447)	(2,103,523)	(2,927,305)	(2,858,117)
Adjustments to maintain reserves	58	(243,624)	(1)	(16)	(723)	(954)	(55,916)	(3,264)

Net equity transactions	(2,703,015)	(3,586,122)	(159,181)	929,044	(455,368)	(264,404)	(3,276,049)	(2,066,071)

Net change in contract owners’ equity	(1,049,909)	(1,463,912)	97,136	980,972	8,461,490	4,539,392	1,102,752	1,010,776
Contract owners’ equity at beginning of period	31,541,192	33,005,104	980,972	-	33,888,703	29,349,311	31,688,236	30,677,460

Contract owners’ equity at end of period	$30,491,283	31,541,192	1,078,108	980,972	42,350,193	33,888,703	32,790,988	31,688,236

CHANGE IN UNITS:
Beginning units	1,434,858	1,611,934	73,738	-	1,377,664	1,392,440	1,008,647	1,078,437
Units purchased	66,091	75,868	21,731	79,666	328,451	546,404	13,764	63,176
Units redeemed	(187,682)	(252,944)	(31,577)	(5,928)	(347,545)	(561,180)	(107,842)	(132,966)

Ending units	1,313,267	1,434,858	63,892	73,738	1,358,570	1,377,664	914,569	1,008,647

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		GVIX8		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(205,299)	(238,868)	(1,274,469)	(1,274,615)	80,317	49,186	867,133	979,069
Realized gain (loss) on investments	38,878	(173,782)	4,606,347	3,862,892	221,323	(39,651)	106,569	191,471
Change in unrealized gain (loss) on investments	361,300	1,357,858	6,106,542	946,220	156,494	123,387	(59,013)	(199,945)
Reinvested capital gains	121,068	204,240	1,421,317	6,638,606	-	120,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	315,947	1,149,448	10,859,737	10,173,103	458,134	253,265	914,689	970,595

Equity transactions:
Purchase payments received from contract owners (note 4)	50,511	151,070	1,100,934	822,378	19,619	33,100	205,889	97,940
Transfers between funds	(109,351)	875,585	(614,297)	(1,799,768)	488,499	903,034	339,787	(2,789,144)
Redemptions (notes 2, 3, and 4)	(2,705,880)	(2,338,286)	(14,675,307)	(10,673,714)	(712,195)	(362,426)	(2,119,988)	(2,292,250)
Adjustments to maintain reserves	(595)	(27,994)	206	(23,528)	(251)	(269)	216	(25,097)

Net equity transactions	(2,765,315)	(1,339,625)	(14,188,464)	(11,674,632)	(204,328)	573,439	(1,574,096)	(5,008,551)

Net change in contract owners’ equity	(2,449,368)	(190,177)	(3,328,727)	(1,501,529)	253,806	826,704	(659,407)	(4,037,956)
Contract owners’ equity at beginning of period	21,815,705	22,005,882	126,041,560	127,543,089	5,054,841	4,228,137	24,717,833	28,755,789

Contract owners’ equity at end of period	$19,366,337	21,815,705	122,712,833	126,041,560	5,308,647	5,054,841	24,058,426	24,717,833

CHANGE IN UNITS:
Beginning units	1,261,149	1,335,817	4,870,080	5,375,488	392,843	348,435	848,750	1,035,501
Units purchased	36,686	154,167	151,927	157,354	53,188	110,627	53,825	66,816
Units redeemed	(193,872)	(228,835)	(681,809)	(662,762)	(68,526)	(66,219)	(105,983)	(253,567)

Ending units	1,103,963	1,261,149	4,340,198	4,870,080	377,505	392,843	796,592	848,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG2		IDPGI2		MCIF		MCIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,463)	(5,291)	(438)	(435)	19,503	25,863	21,209	-
Realized gain (loss) on investments	14,110	920	62	152	2,554,864	677,740	(4,686)	-
Change in unrealized gain (loss) on investments	30,370	25,403	2,456	939	13,060,712	3,335,325	(80,869)	-
Reinvested capital gains	22,999	10,294	1,267	543	1,455,643	3,431,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,016	31,326	3,347	1,199	17,090,722	7,470,823	(64,346)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	22,262	26,405	907	844	461,386	841,753	-	-
Transfers between funds	(18,688)	1,493	-	-	(3,350,207)	(3,126,440)	2,822,998	-
Redemptions (notes 2, 3, and 4)	(80,133)	(13,716)	(3)	(7,532)	(8,632,477)	(6,521,645)	(88,459)	-
Adjustments to maintain reserves	(26)	8	6	12	1,662	(6,486)	12	-

Net equity transactions	(76,585)	14,190	910	(6,676)	(11,519,636)	(8,812,818)	2,734,551	-

Net change in contract owners’ equity	(14,569)	45,516	4,257	(5,477)	5,571,086	(1,341,995)	2,670,205	-
Contract owners’ equity at beginning of period	614,682	569,166	51,123	56,600	78,350,841	79,692,836	-	-

Contract owners’ equity at end of period	$600,113	614,682	55,380	51,123	83,921,927	78,350,841	2,670,205	-

CHANGE IN UNITS:
Beginning units	43,769	42,633	3,855	4,415	1,141,199	1,298,570	-	-
Units purchased	1,989	2,192	67	68	46,844	67,941	268,383	-
Units redeemed	(7,268)	(1,056)	-	(628)	(192,439)	(225,312)	(8,901)	-

Ending units	38,490	43,769	3,922	3,855	995,604	1,141,199	259,482	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSBF		NAMAA2		NAMGI2		NCPG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,183,972	589,003	(25,717)	4,550	(3,029)	247	(1,694)	(929)
Realized gain (loss) on investments	42,134	(186,581)	19,067	13,666	31,889	(4,103)	3,180	3,129
Change in unrealized gain (loss) on investments	(142,653)	67,908	241,441	37,824	30,673	11,855	21,734	9,544
Reinvested capital gains	-	-	-	72,706	-	14,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,453	470,330	234,791	128,746	59,533	22,342	23,220	11,744

Equity transactions:
Purchase payments received from contract owners (note 4)	777,741	216,066	6,585	9,274	8,350	8,673	3,894	5,384
Transfers between funds	1,128,596	(1,685,038)	(44,575)	969,985	62,012	71,532	(20,729)	(60,526)
Redemptions (notes 2, 3, and 4)	(3,391,440)	(2,040,299)	(50,958)	(29,256)	(71,194)	(3,905)	(2,035)	(9,305)
Adjustments to maintain reserves	(17)	(39,358)	1	10	(5)	17	(6)	5

Net equity transactions	(1,485,120)	(3,548,629)	(88,947)	950,013	(837)	76,317	(18,876)	(64,442)

Net change in contract owners’ equity	(401,667)	(3,078,299)	145,844	1,078,759	58,696	98,659	4,344	(52,698)
Contract owners’ equity at beginning of period	27,408,983	30,487,282	2,126,056	1,047,297	261,352	162,693	166,417	219,115

Contract owners’ equity at end of period	$27,007,316	27,408,983	2,271,900	2,126,056	320,048	261,352	170,761	166,417

CHANGE IN UNITS:
Beginning units	1,226,969	1,403,248	151,524	78,877	16,242	10,602	11,850	16,547
Units purchased	152,221	54,262	5,361	81,655	9,403	10,995	264	1,862
Units redeemed	(219,895)	(230,541)	(11,547)	(9,008)	(9,346)	(5,355)	(1,471)	(6,559)

Ending units	1,159,295	1,226,969	145,338	151,524	16,299	16,242	10,643	11,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPGI2		NVAMV1		NVAMV2		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,704)	(1,573)	284,856	361,173	(9,993)	(10,490)	44,475	107,329
Realized gain (loss) on investments	16,710	142	(433,624)	(4,544,309)	36,711	(172,028)	678,980	10,060
Change in unrealized gain (loss) on investments	10,767	11,658	25,042,054	(80,367)	282,311	80,549	3,589,038	1,401,194
Reinvested capital gains	-	-	-	2,056,211	-	35,979	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,773	10,227	24,893,286	(2,207,292)	309,029	(65,990)	4,312,493	1,518,583

Equity transactions:
Purchase payments received from contract owners (note 4)	365	-	37,917	397,541	2,601	2,330	460,431	126,908
Transfers between funds	3,656	-	23,372,976	(10,523,422)	(76,522)	(399,685)	2,617,157	10,576,572
Redemptions (notes 2, 3, and 4)	(121,956)	(16,390)	(9,504,000)	(7,663,142)	(204,061)	(150,100)	(1,410,498)	(245,240)
Adjustments to maintain reserves	(9)	8	(333)	(21,495)	45	(10)	(44)	(50)

Net equity transactions	(117,944)	(16,382)	13,906,560	(17,810,518)	(277,937)	(547,465)	1,667,046	10,458,190

Net change in contract owners’ equity	(93,171)	(6,155)	38,799,846	(20,017,810)	31,092	(613,455)	5,979,539	11,976,773
Contract owners’ equity at beginning of period	304,517	310,672	80,440,883	100,458,693	1,094,507	1,707,962	11,976,773	-

Contract owners’ equity at end of period	$211,346	304,517	119,240,729	80,440,883	1,125,599	1,094,507	17,956,312	11,976,773

CHANGE IN UNITS:
Beginning units	23,170	24,515	2,514,238	3,158,015	38,728	60,234	1,013,765	-
Units purchased	279	-	723,547	61,136	3,810	2,346	359,963	1,050,272
Units redeemed	(8,667)	(1,345)	(428,715)	(704,913)	(12,433)	(23,852)	(232,422)	(36,507)

Ending units	14,782	23,170	2,809,070	2,514,238	30,105	38,728	1,141,306	1,013,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMVZ		NVCBD1		NVCBD2		NVCCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,126)	12,753	60,955	142,903	(1,205)	596	(47,843)	(9,016)
Realized gain (loss) on investments	62,698	7,159	47,271	92,745	13,691	7,886	49,911	(183,951)
Change in unrealized gain (loss) on investments	492,791	196,898	(532,673)	173,837	(27,412)	15,472	650,494	420,259
Reinvested capital gains	-	-	227,206	19,271	7,302	1,052	-	162,579

Net increase (decrease) in contract owners’ equity resulting from operations	546,363	216,810	(197,241)	428,756	(7,624)	25,006	652,562	389,871

Equity transactions:
Purchase payments received from contract owners (note 4)	34,866	28,890	66,638	22,363	314,368	-	29,538	323,611
Transfers between funds	35,631	1,473,557	(47,171)	3,028,471	19,901	854	(40,442)	(213,722)
Redemptions (notes 2, 3, and 4)	(116,641)	(16,493)	(654,230)	(1,131,221)	(573,034)	(113,267)	(481,801)	(572,868)
Adjustments to maintain reserves	(3,541)	(2)	(59)	(1,323)	(25)	48	(173)	(185)

Net equity transactions	(49,685)	1,485,952	(634,822)	1,918,290	(238,790)	(112,365)	(492,878)	(463,164)

Net change in contract owners’ equity	496,678	1,702,762	(832,063)	2,347,046	(246,414)	(87,359)	159,684	(73,293)
Contract owners’ equity at beginning of period	1,702,762	-	8,898,142	6,551,096	465,435	552,794	4,667,905	4,741,198

Contract owners’ equity at end of period	$2,199,440	1,702,762	8,066,079	8,898,142	219,021	465,435	4,827,589	4,667,905

CHANGE IN UNITS:
Beginning units	127,334	-	588,994	459,396	35,925	44,245	246,080	274,903
Units purchased	10,463	130,194	62,273	308,125	25,940	1,771	5,608	21,476
Units redeemed	(12,664)	(2,860)	(105,541)	(178,527)	(44,426)	(10,091)	(29,315)	(50,299)

Ending units	125,133	127,334	545,726	588,994	17,439	35,925	222,373	246,080

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(93,579)	(76,130)	(66,036)	(8,351)	(50,119)	(25,152)	(135,579)	(46,046)
Realized gain (loss) on investments	94,465	(94,375)	114,773	(180,964)	(3,497)	(86,329)	(75,236)	(435,856)
Change in unrealized gain (loss) on investments	248,107	677,466	802,086	638,777	436,413	402,660	1,670,121	1,163,151
Reinvested capital gains	20,041	19,486	-	112,001	1,357	31,546	-	325,849

Net increase (decrease) in contract owners’ equity resulting from operations	269,034	526,447	850,823	561,463	384,154	322,725	1,459,306	1,007,098

Equity transactions:
Purchase payments received from contract owners (note 4)	44,199	114,308	84,967	522,016	133,530	46,294	98,682	146,849
Transfers between funds	1,091,333	807,133	(10,960)	397,577	1,029,699	82,789	274,170	194,411
Redemptions (notes 2, 3, and 4)	(988,987)	(858,466)	(1,350,892)	(198,267)	(650,325)	(546,099)	(1,251,631)	(1,834,707)
Adjustments to maintain reserves	(913)	(7,055)	(64)	(14)	(350)	(258)	788	(21,567)

Net equity transactions	145,632	55,920	(1,276,949)	721,312	512,554	(417,274)	(877,991)	(1,515,014)

Net change in contract owners’ equity	414,666	582,367	(426,126)	1,282,775	896,708	(94,549)	581,315	(507,916)
Contract owners’ equity at beginning of period	8,274,715	7,692,348	6,045,039	4,762,264	4,649,391	4,743,940	12,565,054	13,072,970

Contract owners’ equity at end of period	$8,689,381	8,274,715	5,618,913	6,045,039	5,546,099	4,649,391	13,146,369	12,565,054

CHANGE IN UNITS:
Beginning units	555,121	545,355	247,811	203,771	282,984	312,333	654,850	746,308
Units purchased	113,880	161,285	12,880	68,188	74,606	10,309	49,382	34,549
Units redeemed	(104,408)	(151,519)	(71,870)	(24,148)	(43,808)	(39,658)	(92,866)	(126,007)

Ending units	564,593	555,121	188,821	247,811	313,782	282,984	611,366	654,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,251)	1,487	(102,270)	(40,213)	(84,741)	(82,371)	(30,514)	(18,881)
Realized gain (loss) on investments	106,788	7,884	74,856	(199,899)	304,602	(55,703)	11,543	(12,685)
Change in unrealized gain (loss) on investments	500,152	273,085	944,340	1,030,001	314,384	587,791	300,510	202,142
Reinvested capital gains	-	-	-	134,032	77,555	228,900	48,245	94,293

Net increase (decrease) in contract owners’ equity resulting from operations	573,689	282,456	916,926	923,921	611,800	678,617	329,784	264,869

Equity transactions:
Purchase payments received from contract owners (note 4)	70,732	63,737	214,106	96,350	222,856	258,770	23,277	30,594
Transfers between funds	368,205	(6,484)	234,417	1,301,104	(537,187)	917,968	(101,546)	1,355,145
Redemptions (notes 2, 3, and 4)	(378,278)	(266,913)	(778,050)	(792,576)	(1,616,699)	(1,200,421)	(220,969)	(378,833)
Adjustments to maintain reserves	(79)	114	(634)	(781)	35	112	20	63

Net equity transactions	60,580	(209,546)	(330,161)	604,097	(1,930,995)	(23,571)	(299,218)	1,006,969

Net change in contract owners’ equity	634,269	72,910	586,765	1,528,018	(1,319,195)	655,046	30,566	1,271,838
Contract owners’ equity at beginning of period	3,093,047	3,020,137	9,799,834	8,271,816	9,135,945	8,480,899	3,140,387	1,868,549

Contract owners’ equity at end of period	$3,727,316	3,093,047	10,386,599	9,799,834	7,816,750	9,135,945	3,170,953	3,140,387

CHANGE IN UNITS:
Beginning units	159,723	173,867	565,519	512,607	435,016	435,680	120,226	77,258
Units purchased	22,850	15,466	37,105	154,630	37,001	81,980	3,556	68,765
Units redeemed	(20,319)	(29,610)	(54,940)	(101,718)	(124,335)	(82,644)	(14,275)	(25,797)

Ending units	162,254	159,723	547,684	565,519	347,682	435,016	109,507	120,226

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVFIII		NVGEII		NVIE6		NVLCP1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$600	1,868	2,429	-	280	(89)	22,463	-
Realized gain (loss) on investments	(6,682)	12,831	1,799	-	502	(461)	(137)	-
Change in unrealized gain (loss) on investments	(6,885)	2,181	30,023	-	2,262	1,933	(24,057)	-
Reinvested capital gains	108	873	257	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,859)	17,753	34,508	-	3,044	1,383	(1,731)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	495	21,309	-	-	-	-	1,614	-
Transfers between funds	51,725	586,454	452,146	-	-	-	1,388,872	-
Redemptions (notes 2, 3, and 4)	(62,406)	(132,720)	(138)	-	(2,193)	(5,803)	(725)	-
Adjustments to maintain reserves	2	(3)	2	-	3	(8)	341	-

Net equity transactions	(10,184)	475,040	452,010	-	(2,190)	(5,811)	1,390,102	-

Net change in contract owners’ equity	(23,043)	492,793	486,518	-	854	(4,428)	1,388,371	-
Contract owners’ equity at beginning of period	492,887	94	-	-	27,201	31,629	-	-

Contract owners’ equity at end of period	$469,844	492,887	486,518	-	28,055	27,201	1,388,371	-

CHANGE IN UNITS:
Beginning units	44,346	9	-	-	-	-	-	-
Units purchased	60,802	62,294	33,623	-	-	-	139,671	-
Units redeemed	(61,673)	(17,957)	(1,026)	-	-	-	(695)	-

Ending units	43,475	44,346	32,597	-	-	-	138,976	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCP2		NVLCPP		NVMGA2		NVMIG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,173)	63,882	195,106	-	3,631	2,945	(311,061)	(37,555)
Realized gain (loss) on investments	95,340	50,471	(3,555)	-	3,792	(3,686)	327,442	(263,547)
Change in unrealized gain (loss) on investments	(280,661)	176,921	(208,189)	-	(1,919)	21,333	(1,933,043)	4,212,873
Reinvested capital gains	134,553	-	-	-	-	-	1,331,789	10,576,388

Net increase (decrease) in contract owners’ equity resulting from operations	(83,941)	291,274	(16,638)	-	5,504	20,592	(584,873)	14,488,159

Equity transactions:
Purchase payments received from contract owners (note 4)	4,564	97,156	8,781	-	240	240	348,723	125,693
Transfers between funds	(1,963,866)	740,403	12,216,748	-	7,091	16,701	(1,217,318)	(988,972)
Redemptions (notes 2, 3, and 4)	(366,437)	(368,470)	(174,567)	-	(8,788)	(15,404)	(3,651,617)	(2,756,922)
Adjustments to maintain reserves	8	54	39	-	(26)	43	22,579	(2,749)

Net equity transactions	(2,325,731)	469,143	12,051,001	-	(1,483)	1,580	(4,497,633)	(3,622,950)

Net change in contract owners’ equity	(2,409,672)	760,417	12,034,363	-	4,021	22,172	(5,082,506)	10,865,209
Contract owners’ equity at beginning of period	4,203,744	3,443,327	-	-	178,485	156,313	42,770,769	31,905,560

Contract owners’ equity at end of period	$1,794,072	4,203,744	12,034,363	-	182,506	178,485	37,688,263	42,770,769

CHANGE IN UNITS:
Beginning units	261,741	229,702	-	-	12,961	12,856	1,200,292	1,338,588
Units purchased	35,340	112,068	1,263,111	-	2,164	6,966	69,762	91,791
Units redeemed	(183,606)	(80,029)	(47,818)	-	(2,300)	(6,861)	(189,834)	(230,087)

Ending units	113,475	261,741	1,215,293	-	12,825	12,961	1,080,220	1,200,292

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVX		NVMIVZ		NVMLG1		NVMLG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$93,230	(9,257)	3,374	(881)	(279,509)	(230,646)	(5,242)	(4,143)
Realized gain (loss) on investments	155,862	22,062	12,020	81	(764,727)	(979,375)	(9,157)	(4,109)
Change in unrealized gain (loss) on investments	121,455	612,893	8,606	42,140	4,733,935	(3,135,873)	50,418	(39,963)
Reinvested capital gains	-	-	-	-	4,193,156	9,254,995	43,934	98,772

Net increase (decrease) in contract owners’ equity resulting from operations	370,547	625,698	24,000	41,340	7,882,855	4,909,101	79,953	50,557

Equity transactions:
Purchase payments received from contract owners (note 4)	47,120	50,206	561	-	137,335	245,707	-	16
Transfers between funds	(48,818)	3,581,416	624	244,083	(180,926)	(900,412)	(1,950)	(660)
Redemptions (notes 2, 3, and 4)	(351,626)	(96,687)	(45,457)	(3,697)	(2,465,033)	(3,160,659)	(31,378)	(8,587)
Adjustments to maintain reserves	26	5,793	(133)	(4,541)	(211)	(2,345)	16	(17)

Net equity transactions	(353,298)	3,540,728	(44,405)	235,845	(2,508,835)	(3,817,709)	(33,312)	(9,248)

Net change in contract owners’ equity	17,249	4,166,426	(20,405)	277,185	5,374,020	1,091,392	46,641	41,309
Contract owners’ equity at beginning of period	4,166,426	-	277,185	-	21,796,884	20,705,492	232,850	191,541

Contract owners’ equity at end of period	$4,183,675	4,166,426	256,780	277,185	27,170,904	21,796,884	279,491	232,850

CHANGE IN UNITS:
Beginning units	354,480	-	17,864	-	690,833	841,394	8,599	8,997
Units purchased	33,071	371,095	144	17,899	70,448	38,491	-	-
Units redeemed	(61,987)	(16,615)	(3,216)	(35)	(140,603)	(189,052)	(1,062)	(398)

Ending units	325,564	354,480	14,792	17,864	620,678	690,833	7,537	8,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMM2		NVMMG1		NVMMG2		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,442)	-	(952,537)	(858,603)	(91,850)	(76,033)	(201,771)	369,988
Realized gain (loss) on investments	-	-	824,565	(2,109,757)	197,603	(225,098)	(2,035,088)	(3,784,951)
Change in unrealized gain (loss) on investments	-	-	(17,836,307)	31,123,187	(1,450,203)	2,327,958	11,830,503	1,745,888
Reinvested capital gains	-	-	12,545,888	10,788,805	985,735	872,905	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,442)	-	(5,418,391)	38,943,632	(358,715)	2,899,732	9,593,644	(1,669,075)

Equity transactions:
Purchase payments received from contract owners (note 4)	998,787	-	773,291	613,907	(1,908)	26,085	252,915	227,483
Transfers between funds	2,750,846	-	(2,666,595)	(2,551,716)	(615,933)	(176,154)	(2,715,328)	(1,162,248)
Redemptions (notes 2, 3, and 4)	(1,810,113)	-	(8,893,841)	(6,850,235)	(603,506)	(503,376)	(3,910,994)	(3,162,776)
Adjustments to maintain reserves	7	-	(2,055)	(8,165)	23	28	(441)	1,050

Net equity transactions	1,939,527	-	(10,789,200)	(8,796,209)	(1,221,324)	(653,417)	(6,373,848)	(4,096,491)

Net change in contract owners’ equity	1,938,085	-	(16,207,591)	30,147,423	(1,580,039)	2,246,315	3,219,796	(5,765,566)
Contract owners’ equity at beginning of period	-	-	102,887,201	72,739,778	7,673,452	5,427,137	44,632,878	50,398,444

Contract owners’ equity at end of period	$1,938,085	-	86,679,610	102,887,201	6,093,413	7,673,452	47,852,674	44,632,878

CHANGE IN UNITS:
Beginning units	-	-	2,605,531	2,932,841	208,134	232,990	1,955,719	2,157,798
Units purchased	379,252	-	81,132	98,701	14,162	15,577	44,463	75,986
Units redeemed	(185,168)	-	(357,824)	(426,011)	(46,317)	(40,433)	(289,729)	(278,065)

Ending units	194,084	-	2,328,839	2,605,531	175,979	208,134	1,710,453	1,955,719

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNMO2		NVNSR1		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(465,307)	(325,504)	(3,864)	(2,202)	(21,615)	(9,937)	(2,263,758)	834,523
Realized gain (loss) on investments	1,748,578	1,305,368	92,419	(13,517)	68,561	(25,706)	3,572,896	(3,156,994)
Change in unrealized gain (loss) on investments	10,784,169	742,439	11,697	18,997	227,711	122,467	104,578,225	26,074,560
Reinvested capital gains	1,197,160	4,118,595	8,596	23,561	304,464	158,627	7,389,599	37,685,379

Net increase (decrease) in contract owners’ equity resulting from operations	13,264,600	5,840,898	108,848	26,839	579,121	245,451	113,276,962	61,437,468

Equity transactions:
Purchase payments received from contract owners (note 4)	248,916	339,692	219,924	-	50,857	62,969	2,254,705	2,991,494
Transfers between funds	(1,797,877)	(2,001,971)	(63,165)	(14,253)	(80,961)	(133,796)	135,449,482	(13,670,214)
Redemptions (notes 2, 3, and 4)	(4,498,231)	(4,661,860)	(76,436)	(19,106)	(339,608)	(418,155)	(41,806,467)	(33,309,403)
Adjustments to maintain reserves	(851)	(2,908)	19	(4)	(64)	69	98,524	(101,423)

Net equity transactions	(6,048,043)	(6,327,047)	80,342	(33,363)	(369,776)	(488,913)	95,996,244	(44,089,546)

Net change in contract owners’ equity	7,216,557	(486,149)	189,190	(6,524)	209,345	(243,462)	209,273,206	17,347,922
Contract owners’ equity at beginning of period	55,093,442	55,579,591	334,972	341,496	2,529,087	2,772,549	406,603,443	389,255,521

Contract owners’ equity at end of period	$62,309,999	55,093,442	524,162	334,972	2,738,432	2,529,087	615,876,649	406,603,443

CHANGE IN UNITS:
Beginning units	2,233,635	2,531,660	18,384	21,042	98,065	120,773	8,287,007	9,335,275
Units purchased	37,137	73,364	26,490	18,027	7,963	10,404	2,540,368	148,878
Units redeemed	(253,654)	(371,389)	(21,832)	(20,685)	(21,219)	(33,112)	(1,068,178)	(1,197,146)

Ending units	2,017,118	2,233,635	23,042	18,384	84,809	98,065	9,759,197	8,287,007

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG2		NVRE1		NVSIX2		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(87,620)	(39,586)	(26,344)	184,379	(13,135)	(4,967)	236	34,284
Realized gain (loss) on investments	81,785	(301,914)	606,021	(1,223,863)	134,243	(441,307)	22,301	13,806
Change in unrealized gain (loss) on investments	1,462,264	633,258	19,913,528	(3,337,343)	252,019	864,979	(129,478)	44,006
Reinvested capital gains	107,179	548,547	-	225,254	80,736	118,173	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,563,608	840,305	20,493,205	(4,151,573)	453,863	536,878	(106,941)	92,096

Equity transactions:
Purchase payments received from contract owners (note 4)	109,695	5,665	389,499	833,009	40,710	19,047	28,971	33,825
Transfers between funds	1,938,602	(77,255)	(996,452)	(2,376,547)	426,261	162,621	1,504,331	846,121
Redemptions (notes 2, 3, and 4)	(667,753)	(1,092,442)	(5,234,188)	(4,765,437)	(404,515)	(188,393)	(635,586)	(308,117)
Adjustments to maintain reserves	(96)	(238)	(1,024)	30,330	5	153	8	(1,052)

Net equity transactions	1,380,448	(1,164,270)	(5,842,165)	(6,278,645)	62,461	(6,572)	897,724	570,777

Net change in contract owners’ equity	2,944,056	(323,965)	14,651,040	(10,430,218)	516,324	530,306	790,783	662,873
Contract owners’ equity at beginning of period	5,902,159	6,226,124	48,335,383	58,765,601	3,480,881	2,950,575	5,760,042	5,097,169

Contract owners’ equity at end of period	$8,846,215	5,902,159	62,986,423	48,335,383	3,997,205	3,480,881	6,550,825	5,760,042

CHANGE IN UNITS:
Beginning units	135,690	166,560	2,724,636	3,099,421	164,953	164,989	504,853	452,268
Units purchased	45,913	3,448	131,962	150,032	68,472	29,639	195,238	186,590
Units redeemed	(21,116)	(34,318)	(408,817)	(524,817)	(65,598)	(29,675)	(113,461)	(134,005)

Ending units	160,487	135,690	2,447,781	2,724,636	167,827	164,953	586,630	504,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SCF		SCF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,919	3,653	(1,477,844)	(1,299,780)	(971,686)	(682,676)	(18,937)	(14,817)
Realized gain (loss) on investments	31,398	(91,525)	-	-	734,654	(486,717)	15,628	(58,769)
Change in unrealized gain (loss) on investments	103,176	98,047	-	-	21,567,733	11,924,551	245,917	209,158
Reinvested capital gains	-	-	-	-	899,804	2,714,490	10,618	37,529

Net increase (decrease) in contract owners’ equity resulting from operations	148,493	10,175	(1,477,844)	(1,299,780)	22,230,505	13,469,648	253,226	173,101

Equity transactions:
Purchase payments received from contract owners (note 4)	-	19,960	37,320,238	30,325,341	483,076	485,074	2,774	129
Transfers between funds	(382,564)	(191,503)	68,160,093	60,639,472	(1,756,146)	(2,552,823)	(190,193)	25,740
Redemptions (notes 2, 3, and 4)	(150,119)	(186,972)	(112,636,572)	(90,896,571)	(8,326,324)	(5,677,519)	(84,884)	(68,387)
Adjustments to maintain reserves	(103)	35	3,628	139,496	(100)	(32,776)	(33)	29

Net equity transactions	(532,786)	(358,480)	(7,152,613)	207,738	(9,599,494)	(7,778,044)	(272,336)	(42,489)

Net change in contract owners’ equity	(384,293)	(348,305)	(8,630,457)	(1,092,042)	12,631,011	5,691,604	(19,110)	130,612
Contract owners’ equity at beginning of period	1,578,887	1,927,192	137,066,765	138,158,807	78,031,276	72,339,672	1,008,409	877,797

Contract owners’ equity at end of period	$1,194,594	1,578,887	128,436,308	137,066,765	90,662,287	78,031,276	989,299	1,008,409

CHANGE IN UNITS:
Beginning units	92,300	117,485	11,874,602	11,955,053	1,188,365	1,336,070	29,447	30,782
Units purchased	-	5,454	20,585,585	18,560,340	69,758	52,022	2,219	2,789
Units redeemed	(28,614)	(30,639)	(21,219,810)	(18,640,791)	(193,017)	(199,727)	(9,110)	(4,124)

Ending units	63,686	92,300	11,240,377	11,874,602	1,065,106	1,188,365	22,556	29,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCGF2		SCVF		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(308,069)	(250,771)	(5,481)	(6,089)	(790,166)	(548,015)	(8,826)	(7,733)
Realized gain (loss) on investments	540,459	(1,446,109)	496	(24,053)	(3,408,413)	(1,060,763)	(83,047)	(98,205)
Change in unrealized gain (loss) on investments	(129,571)	6,519,267	(851)	85,294	22,691,992	2,821,488	210,123	104,379
Reinvested capital gains	2,273,678	2,851,419	28,584	45,453	-	275,903	-	2,057

Net increase (decrease) in contract owners’ equity resulting from operations	2,376,497	7,673,806	22,748	100,605	18,493,413	1,488,613	118,250	498

Equity transactions:
Purchase payments received from contract owners (note 4)	317,789	188,783	6	-	324,137	543,417	-	15
Transfers between funds	(1,216,595)	(1,551,849)	(8,228)	(23,597)	(2,651,832)	(1,446,605)	(69,790)	900
Redemptions (notes 2, 3, and 4)	(2,466,350)	(1,874,974)	(10,356)	(114,986)	(5,757,750)	(5,244,287)	(37,554)	(75,435)
Adjustments to maintain reserves	80	(528)	73	(27)	(350)	(9,045)	29	(36)

Net equity transactions	(3,365,076)	(3,238,568)	(18,505)	(138,610)	(8,085,795)	(6,156,520)	(107,315)	(74,556)

Net change in contract owners’ equity	(988,579)	4,435,238	4,243	(38,005)	10,407,618	(4,667,907)	10,935	(74,058)
Contract owners’ equity at beginning of period	27,092,991	22,657,753	292,469	330,474	62,606,562	67,274,469	451,548	525,606

Contract owners’ equity at end of period	$26,104,412	27,092,991	296,712	292,469	73,014,180	62,606,562	462,483	451,548

CHANGE IN UNITS:
Beginning units	527,266	614,712	9,227	14,853	1,056,848	1,180,588	18,174	21,703
Units purchased	22,183	33,095	733	909	21,482	49,518	2,059	1,606
Units redeemed	(83,534)	(120,541)	(1,289)	(6,535)	(132,350)	(173,258)	(5,654)	(5,135)

Ending units	465,915	527,266	8,671	9,227	945,980	1,056,848	14,579	18,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		TRF2		AMCG		AMMCGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(314,724)	69,147	(4,639)	(3,618)	(5,315)	(4,154)	(19,205)	(17,039)
Realized gain (loss) on investments	10,485,746	7,513,207	55,950	18,669	7,902	19,305	242,792	151,024
Change in unrealized gain (loss) on investments	4,458,672	(6,232,355)	(10,715)	(9,896)	(3,625)	57,408	(252,205)	202,336
Reinvested capital gains	4,691,547	7,121,855	14,384	25,628	33,110	12,959	175,016	72,915

Net increase (decrease) in contract owners’ equity resulting from operations	19,321,241	8,471,854	54,980	30,783	32,072	85,518	146,398	409,236

Equity transactions:
Purchase payments received from contract owners (note 4)	793,476	699,636	-	-	(5,007)	(1,296)	5,124	4,647
Transfers between funds	(5,188,897)	(3,045,290)	(28,660)	15,611	(914)	(1,339)	(182,656)	232,802
Redemptions (notes 2, 3, and 4)	(10,723,874)	(8,827,737)	(59,929)	(12,050)	(4,136)	(8,859)	(112,609)	(277,533)
Adjustments to maintain reserves	(425)	(20,977)	(70)	59	84	(3,506)	21	(668)

Net equity transactions	(15,119,720)	(11,194,368)	(88,659)	3,620	(9,973)	(15,000)	(290,120)	(40,752)

Net change in contract owners’ equity	4,201,521	(2,722,514)	(33,679)	34,403	22,099	70,518	(143,722)	368,484
Contract owners’ equity at beginning of period	102,814,597	105,537,111	367,269	332,866	292,972	222,454	1,582,498	1,214,014

Contract owners’ equity at end of period	$107,016,118	102,814,597	333,590	367,269	315,071	292,972	1,438,776	1,582,498

CHANGE IN UNITS:
Beginning units	2,786,736	3,123,713	13,569	13,365	5,897	6,127	78,069	82,842
Units purchased	43,530	40,440	57	1,145	-	135	27,770	34,632
Units redeemed	(420,049)	(377,417)	(3,341)	(941)	(148)	(365)	(42,103)	(39,405)

Ending units	2,410,217	2,786,736	10,285	13,569	5,749	5,897	63,736	78,069

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		AMTB		PMVAAD		PMVEBD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(51,475)	(33,033)	149,860	116,271	307,232	112,664	34,988	45,464
Realized gain (loss) on investments	735,875	506,994	30,794	(24,806)	147,667	(73,925)	32	(11,870)
Change in unrealized gain (loss) on investments	617,323	174,078	(227,142)	101,291	(37,587)	99,722	(77,094)	44,931
Reinvested capital gains	141,583	253,391	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,443,306	901,430	(46,488)	192,756	417,312	138,461	(42,074)	78,525

Equity transactions:
Purchase payments received from contract owners (note 4)	1,815	44,697	70,117	55,180	115,336	85,521	4,154	3,544
Transfers between funds	(175,273)	(1,183,829)	1,440,849	(108,702)	(75,241)	(278,720)	(42,708)	(61,246)
Redemptions (notes 2, 3, and 4)	(1,458,139)	(632,096)	(914,459)	(909,508)	(289,488)	(709,783)	(102,334)	(186,273)
Adjustments to maintain reserves	73	187	41	(2,400)	(102)	50	(11)	310

Net equity transactions	(1,631,524)	(1,771,041)	596,548	(965,430)	(249,495)	(902,932)	(140,899)	(243,665)

Net change in contract owners’ equity	(188,218)	(869,611)	550,060	(772,674)	167,817	(764,471)	(182,973)	(165,140)
Contract owners’ equity at beginning of period	7,053,725	7,923,336	9,601,608	10,374,282	2,891,604	3,656,075	1,166,995	1,332,135

Contract owners’ equity at end of period	$6,865,507	7,053,725	10,151,668	9,601,608	3,059,421	2,891,604	984,022	1,166,995

CHANGE IN UNITS:
Beginning units	198,854	262,960	837,201	923,764	222,352	300,408	91,169	109,559
Units purchased	1,340	3,531	233,858	87,541	38,657	10,025	8,167	54,109
Units redeemed	(46,617)	(67,637)	(178,603)	(174,104)	(55,912)	(88,081)	(19,615)	(72,499)

Ending units	153,577	198,854	892,456	837,201	205,097	222,352	79,721	91,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFAD		PMVLAD		PMVRRA		PMVSTA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$65,167	62,460	(146,580)	(22,100)	25,341	1,621	(3,999)	718
Realized gain (loss) on investments	(30,633)	(74,080)	(30,916)	(53,218)	10,890	4,516	4,676	(6,333)
Change in unrealized gain (loss) on investments	(166,644)	141,724	(246,512)	432,186	(6,537)	47,375	(54,978)	45,085
Reinvested capital gains	2,402	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(129,708)	130,104	(424,008)	356,868	29,694	53,512	(54,301)	39,470

Equity transactions:
Purchase payments received from contract owners (note 4)	3,869	4,114	47,117	202,852	5,890	6,484	1,501	8,207
Transfers between funds	66,424	(13,192)	(1,718,339)	5,964,141	83,396	106,448	611,603	334,817
Redemptions (notes 2, 3, and 4)	(174,777)	(82,825)	(1,971,563)	(2,223,637)	(72,700)	(102,210)	(510,833)	(326,768)
Adjustments to maintain reserves	(133)	204	(285)	(11,843)	179	(8)	(54)	301

Net equity transactions	(104,617)	(91,699)	(3,643,070)	3,931,513	16,765	10,714	102,217	16,557

Net change in contract owners’ equity	(234,325)	38,405	(4,067,078)	4,288,381	46,459	64,226	47,916	56,027
Contract owners’ equity at beginning of period	1,539,290	1,500,885	22,314,195	18,025,814	612,914	548,688	4,090,765	4,034,738

Contract owners’ equity at end of period	$1,304,965	1,539,290	18,247,117	22,314,195	659,373	612,914	4,138,681	4,090,765

CHANGE IN UNITS:
Beginning units	110,796	118,837	1,851,307	1,515,634	37,482	37,055	388,304	386,679
Units purchased	14,249	35,186	119,402	728,904	5,571	9,002	198,487	250,628
Units redeemed	(22,237)	(43,227)	(423,627)	(393,231)	(4,458)	(8,575)	(189,039)	(249,003)

Ending units	102,808	110,796	1,547,082	1,851,307	38,595	37,482	397,752	388,304

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PMVTRD		PVEIB		PVIGIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,355	9,299	59,924	109,624	(892)	(143)	214	(185)
Realized gain (loss) on investments	(47,043)	3,629	(108,728)	28,433	9,376	(1,374)	6,105	693
Change in unrealized gain (loss) on investments	(52,057)	41,226	(693,986)	543,471	60,051	1,263	1,632	2,187
Reinvested capital gains	62,164	9,114	459,710	131,793	10,950	1,845	1,220	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,581)	63,268	(283,080)	813,321	79,485	1,591	9,171	2,695

Equity transactions:
Purchase payments received from contract owners (note 4)	13,794	12,607	83,406	95,518	6,714	4,009	607	-
Transfers between funds	(1,163,883)	367,526	(10,614,454)	811,824	881,831	244,153	290,302	38,446
Redemptions (notes 2, 3, and 4)	(88,705)	(58,928)	(1,235,321)	(1,122,928)	(37,327)	(234,460)	(2,705)	-
Adjustments to maintain reserves	(1,794)	(590)	(22,555)	1,732	(35)	3,521	1	(8)

Net equity transactions	(1,240,588)	320,615	(11,788,924)	(213,854)	851,183	17,223	288,205	38,438

Net change in contract owners’ equity	(1,269,169)	383,883	(12,072,004)	599,467	930,668	18,814	297,376	41,133
Contract owners’ equity at beginning of period	1,269,169	885,286	12,072,004	11,472,537	32,132	13,318	41,133	-

Contract owners’ equity at end of period	$-	1,269,169	-	12,072,004	962,800	32,132	338,509	41,133

CHANGE IN UNITS:
Beginning units	69,089	51,913	941,525	960,670	1,611	-	3,042	-
Units purchased	14,633	28,543	63,809	197,031	60,200	22,072	21,889	7,034
Units redeemed	(83,722)	(11,367)	(1,005,334)	(216,176)	(3,584)	(20,461)	(2,934)	(3,992)

Ending units	-	69,089	-	941,525	58,227	1,611	21,997	3,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTIGB		ROCMC		TRHS2		VWEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$343	466	(4,329)	(3,228)	(455,678)	(395,540)	(24,726)	119,134
Realized gain (loss) on investments	10,943	(245)	11,056	(23,269)	2,833,368	1,124,737	672,693	58,286
Change in unrealized gain (loss) on investments	(7,313)	10,491	66,206	76,460	(550,859)	5,949,169	(2,642,612)	1,359,467
Reinvested capital gains	4,452	-	17,227	4,163	2,587,264	2,271,680	306,918	381,897

Net increase (decrease) in contract owners’ equity resulting from operations	8,425	10,712	90,160	54,126	4,414,095	8,950,046	(1,687,727)	1,918,784

Equity transactions:
Purchase payments received from contract owners (note 4)	647	1,227	7,775	8,488	350,689	561,546	82,199	58,282
Transfers between funds	(5,205)	88,665	(8,505)	(26,652)	(1,177,828)	(1,351,351)	(18,199)	(616,657)
Redemptions (notes 2, 3, and 4)	(1,432)	(9,219)	(17,759)	(42,253)	(3,402,283)	(3,529,982)	(1,193,043)	(814,704)
Adjustments to maintain reserves	(380)	(390)	(141)	(51)	(1,106)	164,437	224	318

Net equity transactions	(6,370)	80,283	(18,630)	(60,468)	(4,230,528)	(4,155,350)	(1,128,819)	(1,372,761)

Net change in contract owners’ equity	2,055	90,995	71,530	(6,342)	183,567	4,794,696	(2,816,546)	546,023
Contract owners’ equity at beginning of period	109,956	18,961	325,436	331,778	40,761,702	35,967,006	14,374,276	13,828,253

Contract owners’ equity at end of period	$112,011	109,956	396,966	325,436	40,945,269	40,761,702	11,557,730	14,374,276

CHANGE IN UNITS:
Beginning units	8,080	1,550	17,494	21,828	701,633	791,675	292,090	321,418
Units purchased	5,041	7,516	1,235	2,936	65,351	106,923	25,432	17,557
Units redeemed	(5,435)	(986)	(2,120)	(7,270)	(135,492)	(196,965)	(52,029)	(46,885)

Ending units	7,686	8,080	16,609	17,494	631,492	701,633	265,493	292,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWHA		VWHAS		VRVDRA		SVOF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(32,177)	(5,498)	(40,716)	(10,132)	(94)	311	(2,604)	(1,794)
Realized gain (loss) on investments	(155,587)	(622,831)	739,727	(1,045,435)	54,627	(28,596)	1,827	13,140
Change in unrealized gain (loss) on investments	996,821	1,284,558	(25,315)	1,716,359	90,302	5,571	25,840	(5,640)
Reinvested capital gains	-	-	-	-	12,201	2,435	8,177	9,387

Net increase (decrease) in contract owners’ equity resulting from operations	809,057	656,229	673,696	660,792	157,036	(20,279)	33,240	15,093

Equity transactions:
Purchase payments received from contract owners (note 4)	7,877	5,739	81,893	78,875	29,641	124	10,733	3,121
Transfers between funds	(264,170)	(469,050)	752,243	11,544	771,991	73,803	(565)	(94)
Redemptions (notes 2, 3, and 4)	(495,205)	(335,964)	(528,651)	(571,659)	(19,127)	(14,577)	(15,485)	(52,822)
Adjustments to maintain reserves	(242)	(964)	3	151	(16)	(2)	(66)	(952)

Net equity transactions	(751,740)	(800,239)	305,488	(481,089)	782,489	59,348	(5,383)	(50,747)

Net change in contract owners’ equity	57,317	(144,010)	979,184	179,703	939,525	39,069	27,857	(35,654)
Contract owners’ equity at beginning of period	4,759,452	4,903,462	4,014,167	3,834,464	145,674	106,605	149,623	185,277

Contract owners’ equity at end of period	$4,816,769	4,759,452	4,993,351	4,014,167	1,085,199	145,674	177,480	149,623

CHANGE IN UNITS:
Beginning units	186,575	230,192	576,458	646,381	13,816	9,856	3,390	5,414
Units purchased	382	1,302	352,422	383,410	119,221	25,589	4,342	27
Units redeemed	(27,761)	(44,919)	(317,466)	(453,333)	(61,901)	(21,629)	(4,411)	(2,051)

Ending units	159,196	186,575	611,414	576,458	71,136	13,816	3,321	3,390

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		HVSIT		DVIV		IVKMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(101,282)	(75,482)	(1,374)	(2,027)	-	38	-	(5,048)
Realized gain (loss) on investments	823,731	(215,156)	(36,267)	(41,043)	-	(134)	-	(508,791)
Change in unrealized gain (loss) on investments	(1,115,283)	3,064,839	(8,734)	40,263	-	(164)	-	59,817
Reinvested capital gains	937,975	393,646	37,706	9,064	-	-	-	343,550

Net increase (decrease) in contract owners’ equity resulting from operations	545,141	3,167,847	(8,669)	6,257	-	(260)	-	(110,472)

Equity transactions:
Purchase payments received from contract owners (note 4)	218,936	72,163	2,919	1,955	-	-	-	(78,170)
Transfers between funds	(645,701)	284,086	(131,112)	(38,999)	-	(926)	-	(1,112,179)
Redemptions (notes 2, 3, and 4)	(903,901)	(693,438)	(17,449)	(12,283)	-	-	-	(19,718)
Adjustments to maintain reserves	(32)	(47)	(25)	33	-	5	-	39,896

Net equity transactions	(1,330,698)	(337,236)	(145,667)	(49,294)	-	(921)	-	(1,170,171)

Net change in contract owners’ equity	(785,557)	2,830,611	(154,336)	(43,037)	-	(1,181)	-	(1,280,643)
Contract owners’ equity at beginning of period	8,894,197	6,063,586	154,336	197,373	-	1,181	-	1,280,643

Contract owners’ equity at end of period	$8,108,640	8,894,197	-	154,336	-	-	-	-

CHANGE IN UNITS:
Beginning units	149,852	159,441	6,076	8,801	-	64	-	58,064
Units purchased	25,571	66,111	6,193	27,676	-	-	-	11,002
Units redeemed	(46,804)	(75,700)	(12,269)	(30,401)	-	(64)	-	(69,066)

Ending units	128,619	149,852	-	6,076	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VYDS		GVDIVI		GVDIV2		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(8,017)	-	293,333	-	18,846	-	33,625
Realized gain (loss) on investments	-	461,450	-	(2,093,019)	-	(127,518)	-	(3,922,036)
Change in unrealized gain (loss) on investments	-	(289,038)	-	1,136,335	-	65,367	-	1,283,421
Reinvested capital gains	-	145,593	-	-	-	-	-	1,924,854

Net increase (decrease) in contract owners’ equity resulting from operations	-	309,988	-	(663,351)	-	(43,305)	-	(680,136)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,280	-	23,645	-	20	-	18,463
Transfers between funds	-	(2,666,408)	-	(3,688,498)	-	(239,754)	-	(4,818,927)
Redemptions (notes 2, 3, and 4)	-	(137,698)	-	(225,714)	-	(8,730)	-	(464,678)
Adjustments to maintain reserves	-	31	-	(161)	-	4,575	-	124

Net equity transactions	-	(2,798,795)	-	(3,890,728)	-	(243,889)	-	(5,265,018)

Net change in contract owners’ equity	-	(2,488,807)	-	(4,554,079)	-	(287,194)	-	(5,945,154)
Contract owners’ equity at beginning of period	-	2,488,807	-	4,554,079	-	287,194	-	5,945,154

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	101,115	-	450,949	-	21,902	-	264,285
Units purchased	-	600	-	24,011	-	785	-	19,826
Units redeemed	-	(101,715)	-	(474,960)	-	(22,687)	-	(284,111)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2		NVLM2		NVLCA2
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	3,259	-	(2,403)	-	(8,972)
Realized gain (loss) on investments	-	(1,000,382)	-	(31,000)	-	(82,055)
Change in unrealized gain (loss) on investments	-	333,477	-	2,273	-	999
Reinvested capital gains	-	484,869	-	43,786	-	17,772

Net increase (decrease) in contract owners’ equity resulting from operations	-	(178,777)	-	12,656	-	(72,256)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	2,065
Transfers between funds	-	(1,150,077)	-	(565,147)	-	(1,505,255)
Redemptions (notes 2, 3, and 4)	-	(138,363)	-	(337)	-	(55,472)
Adjustments to maintain reserves	-	(44,336)	-	8	-	(48)

Net equity transactions	-	(1,332,776)	-	(565,476)	-	(1,558,710)

Net change in contract owners’ equity	-	(1,511,553)	-	(552,820)	-	(1,630,966)
Contract owners’ equity at beginning of period	-	1,511,553	-	552,820	-	1,630,966

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	70,890	-	45,996	-	131,292
Units purchased	-	431	-	18,183	-	2,342
Units redeemed	-	(71,321)	-	(64,179)	-	(133,634)

Ending units	-	-	-	-	-	-

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	11/16/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	11/12/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/5/2021
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	3/18/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	8/7/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/7/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	6/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	6/2/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		12/23/2020
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)		12/29/2020
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)		12/16/2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
IVMCC2	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVAG2	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGIS	Invesco - Invesco V.I. Main Street Fund: Series II	Invesco Oppenheimer V.I. Main Street Fund: Series II	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSBS	Invesco - Invesco V.I. Global Strategic Income Fund: Series II	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGBP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Ivy Variable Insurance Portfolios - Global Bond: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRLTBP	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMGA2	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $11,918,515 and $12,616,921, respectively, and total transfers from the Separate Account to the fixed account were $44,691,426 and $54,387,897, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,969,384,615	$-	$-	$4,969,384,615

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAB	$55,493	$420,610
ALVGIB	8,406	156,227
ALVIVB	247,762	223,255
ALVPGB	190,718	629,025
ALVSVB	2,641,180	2,295,121
ACVI	165,060	412,109
ACVIG	9,430,135	6,458,165
ACVIG2	138,218	135,654
ACVIP2	3,662,596	4,208,667
ACVMV1	729,777	1,956,469
ACVMV2	10,411	46,298
ACVU1	3,875	3,297
ACVV	141,485	204,407
ACVV2	298,446	202,050
BRVED3	1,338,817	1,925,588
BRVHY3	61,786,862	62,942,728
BRVTR3	628,140	2,068,959
MLVGA3	4,884,376	4,067,464
DCAP	5,768,727	64,045,836
DCAPS	74,548	865,237
DSC	6	129
DSIF	20,201,843	42,274,502
DSRG	2,090,194	4,235,171
DSRGS	1,203	25,181
DVMCSS	91,854	191,287
DVSCS	1,399,320	4,520,783
CLVHY2	686,980	626,654
DWVSVS	817,258	926,790
ETVFR	4,830,014	1,141,793
FHIBS	423,035	578,280
FQB	2,942,162	5,216,836
FQBS	568,345	1,002,911
FVU2S	2,330	19,262
FB2	9,313,507	3,357,837
FC2	943,472	542,942
FCS	2,382,676	2,126,384
FEI2	530,724	704,066
FEIS	21,278,964	21,491,185
FEMS2	1,715,626	1,098,954
FF10S	1,723,663	1,881,065
FF10S2	706	4,370
FF20S	1,489,401	1,732,590

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FF20S2	9,586	13,650
FF30S	1,370,998	1,526,271
FF30S2	13,923	97,682
FG2	1,763,908	1,516,684
FGI2	1,052,012	619,879
FGOS	427,039	401,046
FGS	51,395,111	31,949,473
FHIS	25,936,212	27,720,854
FIGBS	3,433,891	6,991,824
FMC2	214,691	3,402,823
FMCS	3,920,636	3,146,320
FNRS2	4,058,962	2,230,441
FO2	133,505	245,115
FOS	2,705,243	3,820,989
FRESS2	942,488	824,663
FVSS	4,058,972	3,023,062
FVSS2	25,698	55,502
FTVDM2	870,211	889,232
FTVFA2	107,673	445,684
FTVGI2	973,195	1,833,994
FTVIS2	1,856,308	4,024,229
FTVRD2	37,843	98,457
FTVSV2	1,709,672	1,520,526
TIF2	197,767	536,267
GVGMNS	6,962	27,406
GVMSAS	125,772	44,294
RVARS	155,330	79,410
SBLD	4,986	14,931
SBLJ	27,363	19,538
SBLN	60,043	51,952
SBLO	57,461	65,285
SBLP	44,121	26,046
SBLQ	20,754	46,577
SBLV	205,585	254,268
SBLX	5,409	10,259
SBLY	69,531	2,782
ACC2	57,957	686,172
ACEG	2,346	52,026
ACEG2	828,531	4,199,785
AVCE2	13,144	13,529
AVGI	74	38
IVHS	82,702	85,488
IVKEI1	12,114	34,286
IVMCC2	27,230	20,965
IVRE	39,094	11,584
OVAG	9,337,456	11,646,364
OVAG2	1,002,850	614,795
OVGI	5,460,644	99,821,872
OVGIS	126,385	1,559,941
OVGR	317,801	629,818
OVGS	6,588,479	17,085,387
OVGSS	45,265	171,435
OVIGS	281,151	699,935
OVSB	327,956	616,860
OVSBS	39,177	183,569
OVSC	950,889	1,243,473
OVSCS	12,782	27,600
WRASP	7,749,128	8,965,258
WRBDP	4,418,597	4,525,885
WRBP	3,229,985	40,160,060

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRCEP	4,551,937	12,407,114
WRDIV	569,707	1,327,754
WRENG	141,669	308,753
WRGBP	415,498	1,080,870
WRGNR	204,172	488,420
WRGP	13,402,441	17,388,211
WRHIP	3,907,396	6,370,610
WRI2P	924,581	1,154,709
WRIP	1,344,274	2,571,644
WRLTBP	1,415,341	1,158,896
WRMCG	5,145,586	5,319,467
WRMMP	12,188,623	13,765,980
WRRESP	345,992	651,319
WRSCP	6,273,890	5,846,171
WRSCV	526,672	644,623
WRSTP	21,525,689	9,241,345
WRVP	1,442,967	34,024,266
JPMMV1	1,853,112	3,276,690
JABS	515,755	53,954
JACAS	16,673,476	16,496,872
JAFBS	368,039	824,919
JAGTS	10,884,197	15,096,428
JAIGS	899,753	5,541,287
LZREMS	268,732	518,052
LOVTRC	296,738	180,200
M2IGSS	39,742	29,888
MMCGSC	233,535	239,867
MNDSC	1,760,887	1,857,940
MV2RIS	362,863	20,014
MV3MVS	399,874	152,185
MVFSC	1,775,723	4,688,471
MVIGSC	87,308	37,968
MVIVSC	942,066	2,724,509
MSEM	176,615	307,143
MSGI2	570,277	292,548
MSVEG2	2,034,257	599,091
MSVF2	543,772	572,242
MSVFI	1,781,456	1,180,070
MSVMG	67,044	5,121
MSVRE	15,609	41,335
DTRTFB	114,933	17,313
EIF	1,433,115	3,853,032
GBF	28,331,388	34,038,025
GBF2	99,658	123,943
GEM	601,241	2,490,865
GEM2	18,203	24,674
GIG	687,476	1,749,382
GVAAA2	40,788,007	10,210,679
GVABD2	1,537,630	2,310,232
GVAGG2	1,542,936	4,528,491
GVAGI2	2,286,292	5,065,118
GVAGR2	5,757,988	8,079,928
GVDMA	1,949,498	7,153,782
GVDMC	1,144,178	3,901,651
GVEX1	362,010	504,056
GVEX2	8,683,246	8,525,223
GVIDA	736,019	3,761,057
GVIDC	625,574	3,475,030
GVIDM	4,086,177	18,127,940
GVIX8	792,044	915,941

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

HIBF	1,969,680	2,676,860
IDPG2	50,477	109,499
IDPGI2	2,244	510
MCIF	4,254,501	14,300,739
MCIF2	2,851,808	96,059
MSBF	3,897,709	4,198,846
NAMAA2	48,298	162,963
NAMGI2	167,513	171,373
NCPG2	3,980	24,543
NCPGI2	4,260	124,898
NVAMV1	30,983,637	16,791,888
NVAMV2	13,086	301,060
NVAMVX	4,042,625	2,331,060
NVAMVZ	162,159	221,001
NVCBD1	1,165,200	1,511,804
NVCBD2	345,397	578,065
NVCCA2	94,281	634,902
NVCCN2	1,393,031	1,320,027
NVCMA2	268,059	1,610,980
NVCMC2	1,264,043	800,204
NVCMD2	711,633	1,726,261
NVCRA2	474,171	446,763
NVCRB2	546,563	978,649
NVDBL2	830,790	2,769,006
NVDCA2	124,460	405,969
NVFIII	663,429	672,907
NVGEII	474,017	19,323
NVIE6	1,345	3,265
NVLCP1	1,420,607	8,382
NVLCP2	635,851	2,860,211
NVLCPP	12,707,775	461,689
NVMGA2	36,453	34,279
NVMIG1	2,504,240	6,003,811
NVMIVX	495,291	755,385
NVMIVZ	11,730	52,759
NVMLG1	6,123,507	4,718,569
NVMLG2	43,934	38,581
NVMM2	2,473,150	535,072
NVMMG1	13,781,483	12,976,196
NVMMG2	1,450,457	1,777,920
NVMMV2	880,452	7,455,792
NVNMO1	2,040,556	7,356,236
NVNMO2	545,743	460,689
NVNSR1	484,960	571,824
NVOLG1	159,881,552	58,857,092
NVOLG2	2,453,972	1,053,886
NVRE1	1,919,034	7,786,806
NVSIX2	1,669,707	1,539,651
NVSTB2	2,100,211	1,202,262
NVTIV3	30,400	549,182
SAM	130,441,701	139,074,594
SCF	4,397,381	14,068,970
SCF2	21,186	301,809
SCGF	2,961,928	4,361,476
SCGF2	53,719	49,194
SCVF	521,559	9,397,128
SCVF2	63,799	179,970
TRF	5,903,717	16,646,164
TRF2	17,696	96,540
AMCG	33,981	16,238

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMMCGS	701,362	835,693
AMSRS	220,309	1,761,798
AMTB	2,650,457	1,904,096
PMVAAD	902,524	844,685
PMVEBD	144,625	250,525
PMVFAD	247,436	284,349
PMVLAD	1,048,696	4,838,100
PMVRRA	121,655	79,727
PMVSTA	1,938,347	1,840,075
PMVTRA	341,616	1,509,890
PMVTRD	1,228,806	12,475,591
PVEIB	920,867	59,590
PVIGIB	337,381	47,743
PVTIGB	84,687	86,076
ROCMC	44,310	49,902
TRHS2	5,276,549	7,375,006
VWEM	1,498,126	2,345,018
VWHA	62,878	846,552
VWHAS	2,348,992	2,084,223
VRVDRA	1,531,467	736,856
SVOF	10,257	9,996
WFVSCG	2,189,804	2,683,786
HVSIT	186,555	295,866

	$971,997,625	$1,224,425,910

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	14.36	to	13.87	341,608	1.30%	3.86%	to	3.45%
2019	0.95%	to	1.35%	33,133	13.83	to	13.41	449,541	1.82%	14.15%	to	13.69%
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2021	1.50%	to	2.60%	18,343	33.44	to	26.81	566,488	0.65%	25.92%	to	24.52%
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
2019	1.50%	to	2.60%	24,931	26.31	to	21.57	614,859	1.00%	21.76%	to	20.40%
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.95%	to	1.05%	3,235	9.87	to	9.84	31,869	1.74%	9.80%	to	9.69%
2020	1.05%			709	8.97			6,357	1.36%	1.14%
2019	1.05%			986	8.87			8,742	0.58%	15.56%
2018	1.05%			1,311	7.67			10,058	0.62%	-23.28%		* ***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2021	1.50%	to	2.60%	18,926	57.67	to	46.24	1,038,542	0.00%	26.72%	to	25.31%
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
2019	1.50%	to	2.60%	34,807	34.19	to	28.03	1,116,243	0.00%	32.35%	to	30.87%
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2021	0.95%	to	2.60%	157,367	30.33	to	36.59	5,035,485	0.58%	34.32%	to	32.08%
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
2019	0.95%	to	2.60%	170,467	22.12	to	27.60	4,018,110	0.32%	18.76%	to	16.79%
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.95%	to	1.75%	41,207	33.66	to	22.36	1,335,499	0.16%	7.71%	to	6.85%
2020	0.95%	to	1.75%	49,565	31.25	to	20.92	1,504,809	0.48%	24.68%	to	23.68%
2019	0.95%	to	1.75%	56,286	25.06	to	16.92	1,373,477	40.20%	27.20%	to	26.17%
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.95%	to	2.20%	1,201,087	48.10	to	25.83	53,744,686	1.07%	22.49%	to	20.93%
2020	0.95%	to	2.20%	1,314,776	39.27	to	21.36	48,060,021	1.94%	10.75%	to	9.35%
2019	0.95%	to	2.25%	1,482,927	35.46	to	18.31	49,018,042	2.23%	22.77%	to	21.16%
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2021	1.50%	to	2.60%	22,034	34.48	to	27.65	703,177	0.82%	21.49%	to	20.14%
2020	1.50%	to	2.60%	25,254	28.38	to	23.01	665,347	1.73%	9.78%	to	8.55%
2019	1.50%	to	2.60%	28,524	25.85	to	21.20	690,830	1.83%	21.89%	to	20.53%
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.60%	1,159,486	17.37	to	12.69	19,511,187	3.12%	5.26%	to	3.51%
2020	0.95%	to	2.60%	1,214,499	16.50	to	12.26	19,426,707	1.36%	8.51%	to	6.71%
2019	0.95%	to	2.60%	1,263,986	15.21	to	11.49	18,718,154	2.29%	7.87%	to	6.07%
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.95%	to	2.05%	396,258	36.55	to	30.68	14,119,589	1.14%	22.03%	to	20.68%
2020	0.95%	to	2.05%	433,752	29.95	to	25.42	12,680,263	1.77%	0.25%	to	-0.86%
2019	0.95%	to	2.05%	549,257	29.87	to	25.64	16,058,010	2.07%	27.92%	to	26.50%
2018	0.95%	to	2.05%	607,635	23.35	to	20.27	13,910,646	1.41%	-13.67%	to	-14.63%
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	1.75%			1,156	54.70			63,232	0.00%	21.01%
2020	1.75%			1,197	45.20			54,109	0.00%	47.23%
2019	1.75%			1,197	30.70			36,750	0.00%	32.22%
2018	1.75%			1,197	23.22			27,794	0.24%	-1.01%
2017	1.75%			1,197	23.46			28,079	0.36%	29.92%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.95%	to	1.30%	28,640	54.18	to	53.70	1,570,824	1.75%	23.33%	to	22.88%
2020	0.95%	to	1.30%	30,047	43.93	to	43.70	1,337,848	4.15%	0.00%
2019	0.95%	to	1.30%	35,430	43.92	to	43.84	1,580,331	140.04%	0.26%	to	0.25%
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.95%	to	1.40%	13,371	16.11	to	15.99	214,695	1.62%	23.10%	to	22.54%
2020	1.10%	to	1.40%	7,046	13.08	to	13.05	91,993	6.67%	30.76%	to	30.50%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2021	0.95%	to	1.45%	232,250	18.38	to	17.77	4,213,963	1.32%	19.16%	to	18.55%
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
2019	0.95%	to	1.45%	334,983	15.04	to	14.68	4,989,255	1.88%	26.25%	to	25.61%
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2021	0.95%	to	1.80%	2,385,341	13.24	to	12.50	31,099,174	4.74%	4.23%	to	3.33%
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
2019	0.95%	to	1.80%	351,457	11.99	to	11.51	4,173,806	5.13%	13.77%	to	12.79%
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.95%	to	1.60%	415,826	11.34	to	10.85	4,657,310	1.47%	-2.62%	to	-3.26%
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
2019	0.95%	to	1.40%	209,631	10.83	to	10.60	2,256,802	2.58%	8.11%	to	7.62%
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.95%	to	2.20%	987,456	23.91	to	20.36	23,043,143	0.81%	5.40%	to	4.07%
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
2019	0.95%	to	2.20%	1,254,561	18.97	to	16.57	23,316,567	1.21%	16.64%	to	15.17%
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	1.10%	to	1.30%	3	55.83	to	52.49	164	0.44%	25.74%	to	25.48%
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
2019	0.95%	to	2.20%	1,252,432	39.99	to	21.57	46,836,385	1.24%	34.80%	to	33.10%
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.50%	to	2.60%	26,283	27.38	to	22.46	665,280	0.93%	33.75%	to	32.25%
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.95%			165	32.38			5,343	0.11%	15.36%
2020	0.95%			168	28.07			4,716	0.64%	18.75%
2019	0.95%			169	23.64			3,995	0.00%	20.62%
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.95%	to	2.25%	6,229,641	59.59	to	28.98	349,726,688	1.13%	27.19%	to	25.52%
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
2019	0.95%	to	2.25%	7,902,392	40.08	to	20.01	298,318,773	1.87%	29.94%	to	28.23%
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.95%	to	1.85%	1,036,599	47.06	to	27.18	46,665,916	0.75%	25.80%	to	24.65%
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%
2019	0.95%	to	1.85%	1,246,109	30.43	to	17.89	36,386,965	1.93%	33.08%	to	31.87%
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
2017	0.95%	to	2.05%	1,618,748	24.15	to	13.92	37,628,917	1.15%	14.24%	to	12.98%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2021	1.60%	to	2.60%	575	37.32	to	30.52	19,782	0.84%	24.66%	to	23.39%
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
2019	1.60%	to	2.60%	1,384	24.56	to	20.51	31,645	1.47%	31.87%	to	30.53%
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.95%	to	1.95%	91,195	18.05	to	16.70	1,627,759	0.44%	24.37%	to	23.11%
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
2019	0.95%	to	2.20%	112,707	13.59	to	12.64	1,518,150	0.42%	18.72%	to	17.22%
2018	0.95%	to	2.20%	142,762	11.44	to	10.79	1,620,311	0.40%	-16.49%	to	-17.55%
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.95%	to	2.25%	427,152	52.21	to	40.26	21,590,140	0.69%	24.95%	to	23.31%
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
2019	0.95%	to	2.25%	588,856	38.13	to	30.19	21,786,794	0.91%	21.05%	to	19.46%
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2021	0.95%	to	1.70%	51,311	12.27	to	11.84	625,702	5.14%	3.79%	to	3.01%
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
2019	0.95%	to	1.70%	75,041	11.23	to	11.00	841,014	4.89%	15.42%	to	14.54%
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14	%****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.95%	to	1.75%	142,393	22.87	to	21.32	3,208,121	0.63%	32.74%	to	31.67%
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
2019	0.95%	to	1.75%	186,794	17.78	to	16.84	3,283,434	0.78%	26.51%	to	25.48%
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.95%	to	1.80%	761,446	11.73	to	10.98	8,805,825	2.88%	2.64%	to	1.76%
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
2019	0.95%	to	1.80%	710,054	11.31	to	10.84	7,938,871	4.35%	6.06%	to	5.16%
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.50%	to	2.60%	31,308	27.47	to	22.03	816,274	4.58%	2.88%	to	1.73%
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
2019	1.50%	to	2.60%	42,055	25.70	to	21.08	1,012,847	5.81%	12.42%	to	11.16%
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.95%	to	2.25%	1,960,490	22.27	to	17.11	41,735,584	2.52%	-2.32%	to	-3.61%
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%
2019	0.95%	to	2.25%	2,294,371	21.29	to	16.79	46,926,959	3.01%	8.40%	to	6.98%
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2021	1.50%	to	2.60%	70,557	16.41	to	13.16	1,080,602	2.34%	-3.14%	to	-4.22%
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
2019	1.50%	to	2.60%	113,471	15.94	to	13.07	1,698,062	2.65%	7.53%	to	6.33%
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
2017	1.50%	to	2.60%	133,810	15.17	to	12.73	1,926,612	3.13%	2.20%	to	1.06%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2021	1.50%	to	2.60%	7,025	12.35	to	11.89	85,371	1.62%	16.48%	to	15.18%
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
2019	1.50%	to	2.60%	8,366	10.69	to	10.52	88,843	2.09%	18.12%	to	16.80%
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90	%****
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.95%	to	1.75%	1,191,498	19.79	to	18.90	23,424,922	0.78%	16.87%	to	15.93%
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
2019	0.95%	to	1.70%	567,188	14.00	to	13.61	7,902,913	1.72%	22.94%	to	22.01%
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.95%	to	1.70%	133,671	17.98	to	56.16	2,400,875	0.03%	26.30%	to	25.34%
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
2019	0.95%	to	1.35%	30,424	11.04	to	11.01	335,690	0.19%	10.37%	to	10.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.95%	to	1.30%	223,307	87.86	to	79.64	18,871,957	0.05%	26.49%	to	26.05%
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
2019	0.95%	to	1.30%	269,187	53.76	to	49.08	13,969,438	37.86%	30.20%	to	0.30%
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	1.50%	to	2.60%	88,874	31.09	to	24.93	2,607,944	1.57%	22.74%	to	21.37%
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
2019	1.50%	to	2.60%	118,358	24.16	to	19.81	2,717,916	1.82%	25.20%	to	23.80%
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.95%	to	2.20%	3,842,548	40.50	to	25.28	162,801,966	1.75%	23.64%	to	22.08%
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
2019	0.95%	to	2.20%	4,965,109	33.19	to	19.87	161,728,813	1.94%	26.12%	to	24.52%
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2021	0.95%	to	1.65%	109,905	13.25	to	12.91	1,451,507	1.66%	-3.34%	to	-4.02%
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
2019	0.95%	to	1.45%	54,591	10.58	to	10.49	575,756	1.68%	27.97%	to	27.32%
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.95%	to	1.95%	424,077	21.50	to	18.34	8,893,027	0.92%	4.79%	to	3.73%
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.95%	to	1.95%	506,509	18.43	to	16.05	9,147,248	2.38%	14.90%	to	13.74%
2018	0.95%	to	1.95%	398,985	16.04	to	14.11	6,304,215	1.41%	-5.02%	to	-5.98%
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.95%	to	1.65%	504,075	23.73	to	21.23	11,714,271	0.99%	8.43%	to	7.66%
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%
2019	0.95%	to	1.65%	637,059	19.23	to	17.45	12,017,242	1.91%	18.87%	to	18.03%
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.95%	to	1.80%	391,355	26.53	to	23.17	10,190,321	0.94%	11.17%	to	10.22%
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
2019	0.95%	to	1.80%	409,334	20.63	to	18.34	8,283,984	1.93%	23.19%	to	22.14%
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	1.50%	to	2.60%	76,196	53.43	to	42.84	3,870,914	0.00%	21.06%	to	19.71%
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
2019	1.50%	to	2.60%	86,067	31.22	to	25.60	2,549,763	0.06%	31.97%	to	30.49%
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.95%	to	1.75%	99,791	19.98	to	19.08	1,979,781	2.27%	24.45%	to	23.44%
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
2019	0.95%	to	2.25%	59,228	15.06	to	14.35	889,006	3.43%	28.45%	to	26.76%
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
2017	0.95%	to	1.55%	48,233	13.04	to	12.91	627,878	1.12%	15.51%	to	14.81%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2021	0.95%	to	1.15%	32,835	75.11	to	68.80	2,288,313	0.00%	10.77%	to	10.54%
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%	0.67%
2019	0.95%	to	1.15%	39,496	40.63	to	37.37	1,492,653	0.00%	0.39%
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.95%	to	2.20%	3,448,588	76.81	to	37.88	247,285,845	0.00%	21.92%	to	20.38%
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
2019	0.95%	to	2.20%	4,238,904	44.25	to	22.38	175,722,429	0.17%	32.91%	to	31.23%
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.95%	to	2.00%	1,435,662	20.84	to	15.51	30,115,892	4.21%	3.48%	to	2.41%
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
2019	0.95%	to	2.20%	2,066,203	19.80	to	14.43	41,359,444	5.30%	13.83%	to	12.39%
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.95%	to	1.95%	1,663,378	17.91	to	14.82	28,846,305	1.92%	-1.67%	to	-2.66%
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
2019	0.95%	to	2.10%	1,940,016	16.83	to	13.86	31,766,102	2.73%	8.54%	to	7.28%
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
2019	1.50%	to	2.60%	64,950	38.87	to	31.88	2,386,621	0.67%	21.32%	to	19.97%
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.95%	to	1.95%	683,828	33.17	to	28.30	22,137,075	0.50%	24.31%	to	23.06%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
2019	0.95%	to	1.95%	882,848	22.82	to	19.87	19,738,564	0.77%	22.18%	to	20.94%
2018	0.95%	to	1.95%	1,046,188	18.68	to	16.43	19,162,875	0.54%	-15.45%	to	-16.31%
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.95%	to	1.95%	813,411	9.03	to	7.70	7,211,974	2.49%	53.36%	to	51.82%
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%
2019	0.95%	to	1.95%	715,331	8.86	to	7.71	6,196,120	1.79%	8.78%	to	7.68%
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	1.50%	to	2.60%	68,285	15.68	to	14.55	1,051,120	0.32%	17.60%	to	16.29%
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
2019	1.50%	to	2.60%	91,375	11.74	to	11.14	1,057,381	1.50%	25.59%	to	24.19%
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.95%	to	2.20%	842,691	31.46	to	19.86	26,284,150	0.43%	18.45%	to	16.94%
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
2019	0.95%	to	2.20%	1,058,629	23.22	to	15.03	24,397,326	1.64%	26.46%	to	24.87%
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2021	0.95%	to	1.45%	62,184	14.63	to	14.28	903,169	0.92%	37.33%	to	36.64%
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
2019	0.95%	to	1.45%	70,373	11.54	to	11.38	809,365	1.59%	21.78%	to	21.17%
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93	%****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.95%	to	2.05%	211,392	44.77	to	35.94	9,109,113	1.44%	32.21%	to	30.74%
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
2019	0.95%	to	2.05%	236,859	31.60	to	25.94	7,240,770	1.57%	33.02%	to	31.54%
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
2017	0.95%	to	2.05%	300,454	29.02	to	24.36	8,483,270	1.37%	18.08%	to	16.77%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2021	1.50%	to	2.60%	7,533	39.21	to	31.44	270,078	1.22%	31.34%	to	29.88%
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
2019	1.50%	to	2.60%	10,243	28.05	to	23.01	265,399	1.43%	32.09%	to	30.61%
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.95%	to	1.95%	215,032	13.69	to	12.67	2,910,897	0.86%	-6.64%	to	-7.58%
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
2019	0.95%	to	1.95%	308,446	12.63	to	11.93	3,855,684	0.96%	25.49%	to	24.23%
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.95%	to	1.95%	162,293	19.48	to	16.96	3,090,156	1.80%	10.62%	to	9.51%
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
2019	0.95%	to	1.95%	231,934	15.91	to	14.13	3,618,903	3.53%	18.72%	to	17.52%
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.95%	to	2.20%	1,335,226	8.81	to	7.99	11,630,670	0.00%	-5.90%	to	-7.08%
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
2019	0.95%	to	2.20%	1,822,612	9.98	to	9.28	18,021,033	7.14%	1.04%	to	-0.23%
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.95%	to	2.20%	1,241,272	22.47	to	18.42	27,086,102	4.70%	15.65%	to	14.19%
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
2019	0.95%	to	2.20%	1,729,478	19.48	to	16.38	32,786,655	5.45%	14.96%	to	13.51%
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.95%	to	1.85%	286,845	28.88	to	25.03	8,171,030	1.05%	24.18%	to	23.05%
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%
2019	0.95%	to	1.85%	326,011	22.33	to	19.71	7,200,042	1.02%	25.15%	to	24.01%
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.95%	to	1.95%	271,945	9.30	to	8.60	2,526,979	1.91%	3.17%	to	2.13%
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
2019	0.95%	to	1.95%	371,200	9.21	to	8.69	3,407,816	1.74%	11.46%	to	10.33%
2018	0.95%	to	1.95%	418,364	8.26	to	7.88	3,452,319	2.64%	-16.25%	to	-17.10%
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.95%	to	1.35%	2,473	15.98	to	15.37	38,868	0.00%	15.07%	to	14.60%
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
2019	0.95%	to	1.35%	9,237	13.47	to	13.06	123,563	1.40%	10.87%	to	10.43%
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.95%	to	1.35%	9,509	11.15	to	10.99	105,585	4.01%	3.84%	to	3.42%
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
2019	0.95%	to	1.35%	1,561	10.16	to	10.09	15,816	2.32%	7.79%	to	7.35%
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97	%****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.95%	to	1.65%	60,555	11.71	to	11.01	695,839	0.00%	7.08%	to	6.32%
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
2019	0.95%	to	1.65%	52,499	10.28	to	9.81	534,748	2.40%	4.02%	to	3.28%
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2021	1.10%	to	1.15%	9,948	20.52	to	20.36	203,333	1.60%	20.42%	to	20.33%
2020	1.10%	to	1.15%	10,489	17.04	to	16.92	178,051	0.00%	0.05%	to	0.05%
2019	1.10%	to	1.15%	12,569	16.16	to	16.05	202,515	0.00%	0.20%	to	0.20%
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2021	0.95%	to	1.20%	3,694	35.13	to	33.78	126,867	0.54%	12.60%	to	12.34%
2020	0.95%	to	1.20%	3,949	31.20	to	30.07	120,576	0.00%	0.31%	to	0.31%
2019	0.95%	to	1.20%	5,884	23.84	to	23.04	137,490	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2021	0.95%	to	1.20%	27,786	25.25	to	24.28	684,999	0.68%	11.38%	to	11.12%
2020	0.95%	to	1.20%	29,189	22.67	to	21.85	646,949	0.00%	0.12%	to	0.11%
2019	0.95%	to	1.20%	44,943	20.33	to	19.64	896,283	0.00%	0.19%
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2021	0.95%	to	1.15%	9,156	29.43	to	28.51	263,922	2.02%	25.77%	to	25.48%
2020	0.95%	to	1.15%	9,716	23.40	to	22.72	222,610	0.00%	0.01%	to	0.01%
2019	0.95%	to	1.15%	9,091	23.19	to	22.56	206,876	0.00%	0.23%	to	0.22%
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2021	0.95%	to	1.15%	13,208	23.44	to	22.72	302,893	5.11%	4.41%	to	4.22%
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
2019	0.95%	to	1.15%	15,592	21.66	to	21.08	331,414	0.00%	0.11%	to	0.10%
2018	0.95%	to	1.25%	25,131	19.58	to	18.85	482,824	7.56%	-5.04%	to	-5.32%
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2021	0.95%	to	1.25%	21,015	30.32	to	28.92	620,528	0.80%	24.98%	to	24.60%
2020	0.95%	to	1.25%	21,802	24.26	to	23.21	516,064	0.00%	-0.02%	to	-0.02%
2019	0.95%	to	1.25%	22,530	24.73	to	23.73	544,641	0.00%	0.21%	to	0.21%
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
2017	0.95%	to	1.30%	25,423	23.55	to	22.60	587,183	0.38%	2.70%	to	2.31%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2021	0.95%	to	1.25%	50,518	32.05	to	30.57	1,576,564	1.79%	22.61%	to	22.23%
2020	0.95%	to	1.30%	52,127	26.14	to	24.83	1,329,371	0.00%	0.03%	to	0.03%
2019	0.95%	to	1.30%	62,262	25.31	to	24.12	1,539,664	0.00%	0.26%	to	0.25%
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2021	1.10%	to	1.20%	2,713	31.27	to	30.78	84,667	0.42%	5.39%	to	5.27%
2020	1.10%	to	1.20%	2,942	29.67	to	29.24	87,099	0.00%	0.30%	to	0.30%
2019	1.10%	to	1.20%	3,538	22.76	to	22.45	80,405	0.00%	0.24%	to	0.24%
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2021	1.10%	to	1.25%	4,070	44.76	to	43.72	180,760	0.50%	26.37%	to	26.18%
2020	1.10%	to	1.25%	3,022	35.42	to	34.65	106,022	0.00%	0.36%	to	0.36%
2019	1.10%	to	1.25%	2,667	25.98	to	25.45	68,631	0.00%	0.32%	to	0.32%
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2021	1.50%	to	2.60%	84,869	33.42	to	26.80	2,667,850	1.54%	31.05%	to	29.59%
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
2019	1.50%	to	2.60%	114,984	26.17	to	21.46	2,839,418	1.65%	23.07%	to	21.69%
2018	1.50%	to	2.60%	128,798	21.27	to	17.64	2,599,453	1.41%	-13.69%	to	-14.66%
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.95%	to	1.25%	511	38.80	to	37.67	19,490	0.00%	10.86%	to	10.53%
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
2019	0.95%	to	1.25%	1,988	24.82	to	24.25	48,344	0.00%	35.46%	to	35.05%
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
2017	0.95%	to	1.30%	2,882	19.19	to	18.81	54,489	0.06%	26.14%	to	25.69%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
2019	0.95%	to	2.60%	109,377	24.34	to	23.18	2,786,714	0.00%	35.13%	to	32.88%
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2021	1.50%	to	2.50%	19,619	27.96	to	23.83	506,588	0.45%	25.47%	to	24.20%
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
2019	1.50%	to	2.50%	22,499	19.92	to	17.33	419,301	0.17%	26.74%	to	25.45%
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2021	1.55%			79	34.53			2,728	0.67%	25.76%
2020	1.55%			79	27.46			2,169	1.37%	12.09%
2019	1.55%			79	24.50			1,935	0.63%	26.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2021	0.95%	to	1.20%	12,565	38.07	to	36.60	465,827	0.20%	11.25%	to	10.94%
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
2019	0.95%	to	1.20%	13,508	30.19	to	29.17	398,369	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2021	0.95%	to	1.55%	20,023	22.68	to	21.25	442,616	1.86%	17.52%	to	16.81%
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
2019	0.95%	to	1.70%	24,204	17.72	to	16.59	418,351	2.57%	19.22%	to	18.32%
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2021	0.95%	to	1.75%	9,109	22.52	to	20.83	201,672	0.26%	21.70%	to	20.72%
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
2019	0.95%	to	1.75%	8,723	17.15	to	16.12	147,492	0.21%	23.85%	to	22.85%
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2021	0.95%	to	1.20%	12,502	18.37	to	17.66	223,693	2.93%	24.54%	to	24.19%
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
2019	0.95%	to	1.20%	11,638	16.99	to	16.42	193,161	0.00%	0.22%	to	0.22%
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.95%	to	2.20%	1,232,238	57.26	to	35.94	75,404,576	0.00%	17.96%	to	16.48%
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
2019	0.95%	to	2.25%	1,535,748	34.83	to	12.17	57,280,606	0.00%	38.04%	to	36.23%
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
2017	0.95%	to	2.25%	1,894,158	30.93	to	9.73	55,154,308	0.03%	27.57%	to	25.90%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2021	0.95%	to	2.20%	123,455	17.29	to	16.93	2,125,073	0.00%	17.66%	to	16.18%
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73	%****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
2019	0.95%	to	2.20%	2,407,684	31.91	to	20.74	79,468,520	1.10%	30.83%	to	29.18%
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
2019	1.50%	to	2.60%	50,425	26.99	to	22.13	1,298,910	0.84%	29.76%	to	28.31%
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2021	0.95%	to	1.35%	71,928	63.80	to	63.74	4,808,639	0.00%	21.41%	to	20.90%
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
2019	0.95%	to	1.35%	86,084	38.84	to	39.12	3,515,137	2.35%	34.90%	to	0.34%
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.95%	to	2.60%	2,478,033	43.87	to	30.49	104,338,325	0.00%	14.39%	to	12.49%
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
2019	0.95%	to	2.60%	3,327,486	30.34	to	21.80	97,140,212	0.92%	30.54%	to	28.36%
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.50%	to	2.35%	20,844	45.25	to	38.16	878,057	0.00%	13.44%	to	12.46%
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%
2019	1.50%	to	2.35%	27,113	31.80	to	27.29	803,937	0.64%	29.48%	to	28.37%
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2021	0.95%	to	1.65%	88,966	14.74	to	13.96	1,299,013	0.00%	9.07%	to	8.30%
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
2019	0.95%	to	1.65%	160,495	11.27	to	10.83	1,799,969	0.72%	26.74%	to	25.84%
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.95%	to	2.20%	218,574	11.21	to	9.98	2,404,551	4.38%	-4.33%	to	-5.54%
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
2019	0.95%	to	2.20%	288,731	11.44	to	10.45	3,259,184	3.74%	9.75%	to	8.37%
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2021	1.50%	to	2.60%	38,663	18.36	to	14.72	660,332	3.81%	-5.01%	to	-6.07%
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
2019	1.50%	to	2.60%	55,703	19.05	to	15.62	990,289	3.47%	8.95%	to	7.73%
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.95%	to	1.95%	230,510	34.80	to	29.68	7,833,696	0.37%	21.39%	to	20.16%
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
2019	0.95%	to	2.20%	289,998	24.13	to	20.29	6,836,932	0.20%	25.27%	to	23.69%
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.95%	to	2.25%	1,366,338	43.42	to	32.24	57,299,516	1.54%	9.39%	to	7.96%
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
2019	0.95%	to	2.25%	1,781,240	35.19	to	26.83	60,694,078	2.03%	20.62%	to	19.04%
2018	0.95%	to	2.25%	2,151,884	29.17	to	22.54	60,922,835	1.74%	-6.34%	to	-7.58%
2017	0.95%	to	2.25%	2,573,926	31.15	to	24.38	77,920,106	1.53%	17.15%	to	15.62%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	0.95%	to	2.25%	1,617,707	20.61	to	15.14	32,258,294	1.99%	-1.79%	to	-3.08%
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
2019	0.95%	to	2.25%	1,949,692	19.09	to	14.40	36,090,119	2.76%	11.11%	to	9.65%
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
2019	0.95%	to	2.25%	1,342,507	27.29	to	20.89	35,530,055	1.77%	20.93%	to	19.35%
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2021	0.95%	to	2.25%	2,109,236	43.90	to	33.37	89,887,570	0.54%	27.72%	to	26.04%
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
2019	0.95%	to	2.25%	2,816,402	28.56	to	22.29	78,202,741	0.58%	29.85%	to	28.14%
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)
2021	0.95%	to	2.25%	295,122	30.42	to	24.09	8,748,498	2.17%	15.86%	to	14.34%
2020	0.95%	to	2.25%	326,934	26.25	to	21.07	8,356,128	2.63%	2.17%	to	0.83%
2019	0.95%	to	2.25%	367,374	25.70	to	20.89	9,207,943	2.86%	21.98%	to	20.38%
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.95%	to	1.80%	206,560	6.60	to	5.76	1,331,772	1.43%	40.65%	to	39.44%
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
2019	0.95%	to	1.80%	241,242	7.50	to	6.67	1,771,405	0.00%	2.49%	to	1.62%
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)
2021	0.95%	to	2.25%	159,082	12.40	to	10.77	1,951,454	3.73%	-1.78%	to	-3.07%
2020	0.95%	to	2.25%	217,908	12.62	to	11.11	2,723,239	3.99%	7.13%	to	5.72%
2019	0.95%	to	2.25%	212,631	11.78	to	10.51	2,479,162	3.56%	8.38%	to	6.96%
2018	0.95%	to	2.25%	287,660	10.87	to	9.82	3,100,402	2.92%	-1.13%	to	-2.44%
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	0.95%	to	2.25%	271,512	10.35	to	8.31	2,730,313	1.64%	25.48%	to	23.83%
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%
2019	0.95%	to	2.25%	350,391	9.46	to	7.80	3,231,966	0.97%	8.42%	to	6.99%
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	0.95%	to	2.25%	2,452,487	55.62	to	43.21	132,179,684	0.00%	28.79%	to	27.10%
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
2019	0.95%	to	2.25%	3,212,033	33.40	to	26.64	104,092,542	0.00%	35.29%	to	33.51%
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.95%	to	2.25%	1,068,120	35.74	to	26.85	37,034,951	5.85%	5.05%	to	3.68%
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
2019	0.95%	to	2.25%	1,424,091	32.39	to	24.99	44,830,899	6.55%	10.14%	to	8.69%
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2021	0.95%	to	1.85%	348,851	26.42	to	22.48	9,045,227	1.04%	13.09%	to	12.07%
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
2019	0.95%	to	1.85%	425,818	22.00	to	19.07	9,194,920	1.57%	17.57%	to	16.50%
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2021	0.95%	to	2.25%	709,129	29.90	to	22.40	20,479,962	0.06%	16.74%	to	15.21%
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
2019	0.95%	to	2.25%	915,747	21.44	to	16.49	19,008,928	0.65%	24.73%	to	23.10%
2018	0.95%	to	2.25%	1,068,749	17.19	to	13.40	17,826,118	0.47%	-7.17%	to	-8.39%
2017	0.95%	to	2.25%	1,235,872	18.52	to	14.63	22,227,528	0.05%	23.34%	to	21.73%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2021	0.95%	to	1.85%	402,902	10.87	to	9.86	4,305,195	1.52%	-1.43%	to	-2.33%
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
2019	0.95%	to	1.95%	319,088	10.69	to	9.79	3,355,395	1.64%	3.24%	to	2.20%
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.95%	to	2.25%	343,769	70.40	to	56.55	23,676,512	0.00%	15.25%	to	13.74%
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
2019	0.95%	to	2.25%	426,547	41.39	to	34.14	17,295,230	0.00%	36.63%	to	34.84%
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)
2021	0.95%	to	2.25%	1,303,794	10.53	to	7.95	13,412,685	0.00%	-0.95%	to	-2.25%
2020	0.95%	to	2.25%	1,444,868	10.63	to	8.13	14,990,396	0.33%	-0.58%	to	-1.88%
2019	0.95%	to	2.25%	1,302,861	10.70	to	8.29	13,622,037	1.80%	0.86%	to	-0.46%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.95%	to	2.25%	1,365,353	10.61	to	8.32	14,182,059	1.51%	0.55%	to	-0.77%
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.95%	to	2.25%	151,566	39.71	to	31.55	5,862,091	0.90%	42.32%	to	40.46%
2020	0.95%	to	2.25%	163,380	27.90	to	22.46	4,443,960	1.74%	-4.05%	to	-5.31%
2019	0.95%	to	2.25%	179,987	29.08	to	23.72	5,111,620	1.58%	23.25%	to	21.63%
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	0.95%	to	2.25%	1,005,670	41.78	to	32.84	40,737,501	0.94%	3.00%	to	1.65%
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
2019	0.95%	to	2.25%	1,276,491	29.74	to	24.01	36,873,885	0.00%	22.20%	to	20.59%
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)
2021	0.95%	to	1.85%	145,188	39.68	to	33.77	5,617,988	0.00%	19.63%	to	18.55%
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
2019	0.95%	to	1.85%	167,783	31.28	to	27.12	5,123,788	0.00%	23.15%	to	22.03%
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
2017	0.95%	to	2.25%	219,705	28.65	to	23.92	6,161,941	0.00%	12.65%	to	11.17%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.95%	to	2.25%	998,929	75.85	to	62.46	73,319,209	0.00%	14.07%	to	12.58%
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
2019	0.95%	to	2.25%	1,292,636	49.59	to	41.93	62,188,748	0.00%	48.06%	to	46.12%
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%
2019	0.95%	to	2.25%	981,071	30.83	to	24.09	29,247,828	0.82%	25.13%	to	23.49%
2018	0.95%	to	2.25%	1,146,049	24.63	to	19.51	27,367,662	1.89%	-8.12%	to	-9.34%
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.95%	to	1.85%	318,714	42.63	to	39.09	14,238,083	0.92%	28.65%	to	27.48%
2020	0.95%	to	2.20%	372,055	35.70	to	28.89	12,916,934	1.48%	-0.58%	to	-1.84%
2019	0.95%	to	2.20%	447,424	35.91	to	29.43	15,631,782	1.61%	25.56%	to	23.97%
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.95%	to	1.70%	47,252	10.98	to	10.92	518,345	1.00%	9.77%	to	9.21%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.95%	to	2.00%	2,482,609	52.12	to	41.26	124,893,446	0.00%	21.44%	to	20.15%
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
2019	0.95%	to	2.20%	3,185,452	31.16	to	24.20	96,036,487	0.02%	35.55%	to	33.84%
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
2017	0.95%	to	2.25%	3,950,208	32.63	to	18.01	87,500,015	0.00%	28.76%	to	27.08%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.95%	to	1.75%	220,257	11.51	to	10.90	2,509,309	1.55%	-2.05%	to	-2.84%
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
2019	0.95%	to	1.75%	210,802	10.76	to	10.36	2,251,469	2.74%	8.24%	to	7.37%
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.95%	to	2.20%	1,874,552	33.63	to	25.45	60,919,569	0.12%	16.63%	to	15.16%
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
2019	0.95%	to	2.20%	2,497,847	19.31	to	14.99	46,746,845	0.42%	43.44%	to	41.63%
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.05%	2,094,936	19.52	to	15.28	39,453,540	1.01%	12.18%	to	10.97%
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
2019	0.95%	to	2.20%	2,705,146	15.14	to	11.75	39,638,521	1.91%	25.50%	to	23.92%
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.95%	to	1.40%	154,042	10.96	to	10.58	1,675,337	1.86%	4.46%	to	3.99%
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
2019	0.95%	to	1.40%	245,766	10.73	to	10.46	2,624,464	0.90%	17.02%	to	16.49%
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.95%	to	1.40%	112,961	11.38	to	11.09	1,274,851	2.06%	-1.19%	to	-1.64%
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
2019	0.95%	to	1.40%	96,036	10.83	to	10.65	1,034,713	3.51%	7.38%	to	6.89%
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2021	1.50%	to	2.60%	16,560	41.27	to	33.09	640,555	0.00%	12.17%	to	10.92%
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
2019	1.50%	to	2.60%	25,014	27.44	to	22.50	650,243	0.00%	36.20%	to	34.68%
2018	1.50%	to	2.60%	37,686	20.15	to	16.71	710,373	0.00%	-0.57%	to	-1.69%
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.95%	to	2.45%	101,904	33.94	to	41.62	3,528,796	0.00%	0.61%	to	-0.92%
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
2019	0.95%	to	2.45%	128,486	23.39	to	29.58	3,122,430	0.00%	39.93%	to	37.81%
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.95%	to	1.35%	31,165	14.72	to	14.62	458,162	0.64%	10.21%	to	9.77%
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31	%****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.95%	to	1.35%	20,685	17.68	to	17.56	365,192	0.75%	29.36%	to	28.84%
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.95%	to	2.60%	902,471	32.38	to	30.98	29,096,148	1.14%	23.97%	to	21.91%
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
2019	0.95%	to	2.60%	1,240,655	25.55	to	25.28	31,626,952	1.88%	28.28%	to	26.14%
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2021	0.95%	to	1.20%	25,675	13.44	to	13.35	344,562	0.41%	7.96%	to	7.68%
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
2019	0.95%	to	1.20%	7,603	10.88	to	10.87	82,685	0.96%	8.84%	to	8.65	%****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.95%	to	2.60%	669,015	30.02	to	24.68	19,646,876	0.14%	9.23%	to	7.41%
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
2019	0.95%	to	2.60%	914,708	23.08	to	19.62	20,716,699	1.45%	24.46%	to	22.39%
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.95%	to	2.15%	70,779	36.45	to	32.88	3,036,402	5.09%	-2.96%	to	-4.13%
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%
2019	0.95%	to	2.15%	88,044	35.93	to	33.21	3,702,251	5.91%	13.17%	to	11.80%
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	1.85%	126,847	13.33	to	12.55	1,673,579	2.23%	12.92%	to	11.90%
2020	0.95%	to	1.85%	110,592	11.81	to	11.21	1,292,595	1.37%	-2.37%	to	-3.26%
2019	0.95%	to	1.85%	114,229	12.09	to	11.59	1,369,670	2.40%	26.65%	to	25.50%
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2021	0.95%	to	1.25%	126,640	9.79	to	9.77	1,238,525	0.00%	-2.13%	to	-2.33	%****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2021	1.50%	to	1.95%	35,653	15.25	to	14.00	503,773	2.60%	-2.03%	to	-2.47%
2020	1.50%	to	2.20%	39,636	15.56	to	13.72	573,361	2.54%	5.93%	to	5.18%
2019	1.50%	to	2.20%	37,564	14.69	to	13.04	514,640	3.91%	8.95%	to	8.18%
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
2017	1.50%	to	2.60%	40,685	13.82	to	11.72	525,773	2.91%	4.31%	to	3.15%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.95%	to	1.95%	384,675	16.58	to	14.14	6,208,270	4.04%	-1.27%	to	-2.27%
2020	0.95%	to	2.20%	387,057	16.79	to	13.94	6,314,918	2.75%	6.78%	to	5.43%
2019	0.95%	to	2.20%	378,393	15.72	to	13.22	5,795,774	4.09%	9.83%	to	8.44%
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2021	1.75%			3,138	51.03			160,119	0.00%	-12.62%
2020	1.75%			3,168	58.39			184,993	0.00%	147.90%
2019	1.60%	to	1.75%	3,294	24.27	to	23.56	77,655	0.00%	37.87%	to	37.66%
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	1.60%	to	1.75%	11,558	58.75	to	51.77	648,455	2.04%	37.57%	to	37.36%
2020	1.60%	to	1.75%	12,135	42.71	to	37.69	495,567	2.67%	-18.18%	to	-18.31%
2019	1.60%	to	1.75%	13,864	52.20	to	46.14	699,177	2.11%	17.04%	to	16.86%
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
2017	1.60%	to	1.75%	21,182	-			1,017,453	1.44%	1.46%	to	1.31%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.95%	to	1.40%	65,370	10.82	to	10.64	704,569	2.46%	-1.39%	to	-1.84%
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
2019	0.95%	to	1.40%	45,417	10.68	to	10.60	483,794	4.06%	5.57%	to	5.09%
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88	%****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.95%	to	2.05%	562,164	36.44	to	22.54	19,899,264	1.22%	19.16%	to	17.83%
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
2019	0.95%	to	2.20%	693,926	29.80	to	18.25	20,097,739	1.80%	26.10%	to	24.51%
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.95%	to	2.25%	3,315,114	20.17	to	14.32	61,456,813	1.55%	-2.98%	to	-4.28%
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
2019	0.95%	to	2.20%	3,975,035	19.79	to	14.07	72,593,513	2.26%	5.26%	to	3.93%
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2021	1.50%	to	2.60%	79,729	13.48	to	10.81	992,315	1.49%	-3.82%	to	-4.90%
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
2019	1.50%	to	2.60%	89,252	13.45	to	11.03	1,117,303	2.13%	4.42%	to	3.25%
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.95%	to	2.05%	394,431	28.55	to	22.52	10,870,250	0.93%	-8.17%	to	-9.18%
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
2019	0.95%	to	2.05%	515,740	27.70	to	22.34	13,823,367	2.50%	21.78%	to	20.43%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	1.50%	to	2.20%	17,731	11.62	to	11.00	200,582	0.96%	-8.90%	to	-9.55%
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
2019	1.50%	to	2.20%	24,496	11.46	to	11.01	274,975	1.91%	20.83%	to	19.97%
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.95%	to	2.05%	716,920	20.87	to	16.46	14,514,780	2.49%	11.60%	to	10.35%
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
2019	0.95%	to	2.20%	873,503	17.49	to	13.70	14,827,558	2.48%	17.99%	to	16.50%
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.95%	to	2.25%	3,705,844	26.61	to	21.64	95,833,955	1.03%	13.62%	to	4.53%
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%
2019	0.95%	to	2.20%	2,787,180	21.11	to	17.75	57,244,561	1.61%	19.64%	to	18.13%
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.95%	to	1.75%	853,081	14.04	to	12.37	11,667,595	1.90%	-1.66%	to	-2.45%
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
2019	0.95%	to	1.75%	741,252	13.20	to	11.82	9,574,291	1.83%	7.95%	to	7.08%
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.95%	to	1.95%	696,358	38.53	to	32.86	26,079,856	0.00%	14.90%	to	13.74%
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
2019	0.95%	to	1.95%	941,431	26.05	to	22.68	23,939,804	0.65%	33.50%	to	32.15%
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
2017	0.95%	to	1.95%	1,207,920	21.75	to	19.33	25,717,194	0.71%	29.73%	to	28.42%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.95%	to	1.65%	818,588	28.64	to	27.48	24,369,352	1.05%	22.47%	to	21.61%
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
2019	0.95%	to	1.65%	1,271,231	22.23	to	20.32	27,720,664	1.33%	24.47%	to	23.59%
2018	0.95%	to	1.65%	1,236,232	17.86	to	16.44	21,669,502	1.00%	-3.12%	to	-3.81%
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.95%	to	2.35%	1,135,715	50.63	to	40.51	55,758,246	0.00%	20.38%	to	18.68%
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
2019	0.95%	to	1.95%	1,329,900	28.03	to	24.40	36,430,891	0.34%	29.05%	to	27.75%
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.95%	to	2.50%	2,139,150	32.96	to	24.07	66,921,798	0.15%	12.55%	to	10.79%
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
2019	0.95%	to	2.50%	2,706,568	26.32	to	19.83	68,018,888	2.02%	20.67%	to	18.78%
2018	0.95%	to	2.50%	3,083,479	21.81	to	16.70	64,443,054	1.56%	-8.61%	to	-10.05%
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.95%	to	2.60%	1,313,267	22.93	to	16.40	28,596,361	0.20%	5.69%	to	3.93%
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
2019	0.95%	to	2.60%	1,611,934	20.17	to	14.93	30,944,463	2.12%	12.40%	to	10.53%
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.95%	to	1.65%	63,892	16.94	to	16.75	1,078,108	1.83%	27.15%	to	26.25%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90	%****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.95%	to	1.65%	1,358,570	31.46	to	29.59	42,299,472	1.95%	26.88%	to	25.98%
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
2019	0.95%	to	1.80%	1,392,440	21.24	to	20.12	29,305,073	1.95%	29.60%	to	28.53%
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.95%	to	2.60%	914,569	35.77	to	25.59	31,308,139	0.13%	14.41%	to	12.50%
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
2019	0.95%	to	2.60%	1,078,437	27.98	to	20.70	28,912,968	2.03%	22.56%	to	20.52%
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.95%	to	2.50%	1,103,963	18.09	to	13.21	18,938,684	0.22%	1.77%	to	0.18%
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%
2019	0.95%	to	2.60%	1,335,817	16.81	to	12.44	21,486,140	2.10%	8.49%	to	6.69%
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.95%	to	2.60%	4,340,198	24.72	to	19.81	114,727,965	0.19%	9.28%	to	7.45%
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
2019	0.95%	to	2.60%	5,375,488	23.18	to	17.15	119,301,025	2.08%	16.63%	to	14.68%
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
2017	0.95%	to	2.60%	7,133,706	21.28	to	16.28	145,922,038	1.71%	11.86%	to	10.00%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2021	0.95%	to	1.70%	377,505	14.41	to	12.79	5,308,647	2.60%	9.30%	to	8.47%
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
2019	0.95%	to	1.70%	348,435	12.42	to	11.20	4,228,137	3.05%	20.05%	to	19.14%
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.95%	to	1.95%	796,592	31.41	to	22.19	23,688,129	4.66%	3.97%	to	2.92%
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
2019	0.95%	to	2.20%	1,035,501	28.77	to	19.68	28,321,633	5.63%	13.65%	to	12.22%
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	0.95%	to	1.20%	38,490	15.73	to	15.39	600,113	0.18%	10.95%	to	10.67%
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
2019	0.95%	to	1.45%	42,633	13.47	to	13.02	569,166	2.20%	14.15%	to	13.58%
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	0.95%	to	1.10%	3,922	14.19	to	14.01	55,380	0.19%	6.55%	to	6.39%
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
2019	0.95%	to	1.10%	4,415	12.86	to	12.73	56,600	2.10%	11.92%	to	11.76%
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.95%	to	2.25%	995,604	81.85	to	46.00	83,174,906	1.15%	23.08%	to	21.47%
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
2019	0.95%	to	2.25%	1,298,570	59.35	to	34.25	79,002,258	1.31%	24.46%	to	22.82%
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	1.50%	to	2.60%	259,482	10.31	to	10.24	2,670,205	1.04%	3.13%	to	2.36	%****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.60%	1,159,295	23.95	to	16.18	26,668,339	5.50%	4.27%	to	2.50%
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
2019	0.95%	to	2.60%	1,403,248	22.29	to	15.57	30,127,666	4.79%	8.13%	to	6.33%
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.95%	to	1.60%	145,338	15.88	to	15.12	2,271,900	0.00%	11.64%	to	10.90%
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%
2019	0.95%	to	1.60%	78,877	13.41	to	12.94	1,047,297	2.05%	17.84%	to	17.07%
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2021	0.95%	to	1.35%	16,299	19.84	to	19.25	320,048	0.19%	21.29%	to	20.80%
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
2019	0.95%	to	1.35%	10,602	15.43	to	15.10	162,693	1.03%	20.82%	to	20.34%
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2021	0.95%	to	1.35%	10,643	16.27	to	15.71	170,761	0.14%	14.32%	to	13.86%
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
2019	0.95%	to	1.35%	16,547	13.38	to	13.03	219,115	2.32%	14.32%	to	13.86%
2018	0.95%	to	1.35%	24,321	11.71	to	11.44	281,386	1.99%	-7.96%	to	-8.33%
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2021	0.95%	to	1.20%	14,782	14.59	to	14.28	211,346	0.13%	9.03%	to	8.76%
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
2019	0.95%	to	1.20%	24,515	12.86	to	12.65	310,672	2.52%	12.77%	to	12.49%
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.95%	to	2.25%	2,809,070	42.82	to	36.23	117,794,275	1.43%	33.25%	to	10.49%
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
2019	0.95%	to	2.20%	3,158,015	31.97	to	27.92	99,111,280	2.64%	25.75%	to	24.16%
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	1.50%	to	2.60%	30,105	39.03	to	33.85	1,125,599	0.96%	32.31%	to	30.83%
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
2019	1.50%	to	2.60%	60,234	29.53	to	26.20	1,707,962	2.50%	24.78%	to	23.39%
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.95%	to	2.20%	1,141,306	15.77	to	15.51	17,956,312	1.42%	33.43%	to	31.75%
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.95%	to	2.60%	125,133	15.72	to	15.38	1,950,926	1.12%	33.08%	to	30.86%
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.95%	to	1.75%	545,726	15.09	to	13.51	8,000,425	1.92%	-2.01%	to	-2.76%
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
2019	0.95%	to	1.80%	459,396	14.53	to	13.14	6,478,987	3.67%	7.91%	to	6.98%
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	1.50%	to	2.50%	17,439	13.51	to	11.75	219,021	1.57%	-2.73%	to	-3.72%
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
2019	1.50%	to	2.50%	44,245	13.21	to	11.73	552,794	2.68%	7.07%	to	5.98%
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.95%	to	1.65%	222,373	21.64	to	19.64	4,702,008	0.16%	14.66%	to	13.85%
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%
2019	0.95%	to	1.35%	274,903	17.10	to	16.31	4,617,692	2.77%	19.10%	to	18.62%
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.95%	to	1.65%	564,593	15.32	to	13.90	8,420,801	0.11%	3.39%	to	2.66%
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
2019	0.95%	to	1.65%	545,355	13.90	to	12.80	7,392,393	2.49%	9.62%	to	8.84%
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.95%	to	1.90%	188,821	22.60	to	19.81	4,179,877	0.15%	16.94%	to	15.82%
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
2019	0.95%	to	1.90%	203,771	17.38	to	15.53	3,466,882	2.72%	21.07%	to	19.91%
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.95%	to	1.85%	313,782	17.87	to	15.77	5,488,867	0.15%	7.99%	to	7.01%
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
2019	0.95%	to	1.85%	312,333	15.32	to	13.77	4,700,796	2.44%	13.22%	to	12.19%
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.95%	to	1.55%	611,366	20.38	to	18.76	12,160,989	0.16%	12.39%	to	11.71%
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
2019	0.95%	to	1.80%	746,308	16.54	to	14.96	12,083,735	2.68%	17.02%	to	16.02%
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.95%	to	1.65%	162,254	23.46	to	21.29	3,727,316	0.13%	18.96%	to	18.12%
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
2019	0.95%	to	2.25%	173,867	17.69	to	15.16	3,020,137	2.84%	22.78%	to	21.17%
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
2017	0.95%	to	1.75%	176,957	16.30	to	15.07	2,838,600	1.05%	18.66%	to	17.71%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.95%	to	1.70%	547,684	18.96	to	17.09	10,081,729	0.16%	9.94%	to	9.11%
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
2019	0.95%	to	1.80%	512,607	15.88	to	14.39	7,966,170	2.49%	15.08%	to	14.11%
2018	0.95%	to	1.90%	640,489	13.80	to	12.45	8,667,086	2.19%	-7.13%	to	-8.03%
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.95%	to	1.75%	347,682	22.73	to	20.51	7,720,422	0.19%	7.21%	to	6.35%
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
2019	0.95%	to	1.75%	435,680	19.56	to	17.94	8,381,245	2.22%	14.25%	to	13.32%
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.95%	to	2.00%	109,507	29.27	to	25.57	3,140,538	0.17%	11.10%	to	9.92%
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
2019	0.95%	to	2.00%	77,258	23.83	to	21.27	1,808,711	2.08%	18.80%	to	17.54%
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.95%	to	1.20%	43,475	10.81	to	10.74	469,844	1.13%	-2.96%	to	-3.20%
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.95%			9	10.50			94	0.14%	4.98%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.95%	to	1.60%	32,597	14.95	to	14.69	486,518	1.42%	20.71%	to	19.92	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.95%	to	1.20%	138,976	9.99			1,388,371	1.76%	-0.10%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2021	1.20%	to	1.70%	113,475	15.39	to	14.36	1,731,995	0.28%	-2.12%	to	-2.62%
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
2019	0.95%	to	1.65%	229,702	15.03	to	13.84	3,373,843	2.70%	8.55%	to	7.79%
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
2017	0.95%	to	1.60%	273,409	14.19	to	13.31	3,812,912	2.29%	2.78%	to	2.11%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2021	0.95%	to	1.75%	1,215,293	9.89	to	9.88	12,034,363	3.51%	-0.94%	to	-1.16	%****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2021	0.95%	to	1.40%	12,825	14.37	to	14.01	182,506	3.28%	3.43%	to	2.96%
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
2019	0.95%	to	1.45%	12,856	12.25	to	12.02	156,313	0.53%	13.85%	to	13.28%
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.95%	to	2.05%	1,080,220	35.31	to	30.65	37,440,827	0.37%	-2.03%	to	-3.11%
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
2019	0.95%	to	2.05%	1,338,588	24.09	to	21.38	31,720,849	1.23%	31.88%	to	30.42%
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.95%	to	2.20%	325,564	12.88	to	12.68	4,183,675	3.29%	9.53%	to	8.15%
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	1.50%	to	2.60%	14,792	12.76	to	12.59	188,025	2.88%	8.63%	to	7.41%
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.95%	to	2.60%	620,678	42.30	to	35.60	26,638,679	0.00%	39.11%	to	36.80%
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
2019	0.95%	to	2.60%	841,394	24.98	to	20.54	20,310,052	3.97%	29.29%	to	27.14%
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	1.50%	to	2.60%	7,537	40.13	to	34.42	279,491	0.00%	37.78%	to	36.24%
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%
2019	1.50%	to	2.60%	8,997	22.76	to	19.97	191,541	3.14%	28.27%	to	26.83%
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.95%	to	1.55%	194,084	9.99	to	9.98	1,938,085	0.00%	-0.13%	to	-0.21	%****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.95%	to	2.20%	2,328,839	35.53	to	31.62	85,882,412	0.12%	-5.62%	to	-6.80%
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
2019	0.95%	to	2.20%	2,932,841	25.00	to	21.56	72,069,131	0.00%	35.95%	to	34.23%
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	1.20%	to	2.10%	175,979	35.09	to	30.97	6,093,413	0.00%	-6.08%	to	-6.93%
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
2019	1.20%	to	2.10%	232,990	23.56	to	21.17	5,427,137	0.00%	35.20%	to	33.96%
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.20%	1,710,453	27.01	to	24.07	47,706,555	0.72%	22.82%	to	21.29%
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
2019	0.95%	to	2.20%	2,157,798	23.81	to	20.53	50,239,000	2.26%	22.67%	to	21.12%
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.95%	to	2.20%	2,017,118	31.35	to	26.35	62,142,017	0.30%	25.40%	to	23.79%
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
2019	0.95%	to	2.20%	2,531,660	22.23	to	19.17	55,414,719	0.65%	26.86%	to	25.25%
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.95%	to	1.35%	23,042	22.90	to	22.38	524,162	0.21%	25.22%	to	24.72%
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
2019	0.95%	to	1.35%	21,042	16.28	to	16.04	341,496	0.52%	26.87%	to	26.36%
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.95%	to	1.75%	84,809	32.45	to	29.04	2,679,824	0.33%	25.61%	to	24.59%
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
2019	0.95%	to	1.75%	120,773	23.01	to	20.93	2,717,752	0.83%	24.81%	to	23.80%
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.95%	to	2.20%	9,759,197	60.30	to	53.97	607,946,844	0.60%	29.00%	to	27.38%
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
2019	0.95%	to	2.20%	9,335,275	41.72	to	36.44	383,823,636	1.69%	36.31%	to	34.59%
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	1.50%	to	2.60%	160,487	57.20	to	49.61	8,829,993	0.46%	27.97%	to	26.54%
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
2019	1.50%	to	2.60%	166,560	38.28	to	33.96	6,187,514	1.48%	35.27%	to	33.76%
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.95%	to	2.60%	2,447,781	26.08	to	20.73	62,445,662	1.06%	45.37%	to	42.94%
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%
2019	0.95%	to	2.60%	3,099,421	19.15	to	15.74	58,246,990	1.67%	29.46%	to	27.30%
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.95%	to	1.55%	167,827	24.19	to	22.94	3,997,205	0.80%	13.12%	to	12.43%
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
2019	0.95%	to	1.55%	164,989	18.09	to	17.37	2,950,575	0.87%	23.77%	to	23.02%
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.95%	to	1.65%	586,630	11.24	to	10.20	6,450,138	1.13%	-1.53%	to	-2.23%
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
2019	0.95%	to	1.80%	452,268	11.21	to	10.15	4,979,014	2.17%	3.10%	to	2.23%
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.95%	to	1.75%	63,686	18.63	to	16.81	1,158,576	2.16%	9.35%	to	8.47%
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
2019	0.95%	to	1.75%	117,485	16.35	to	15.00	1,890,669	2.34%	11.42%	to	10.52%
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.95%	to	2.60%	11,240,377	11.90	to	7.54	126,515,334	0.00%	-0.92%	to	-2.60%
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
2019	0.95%	to	2.60%	11,955,053	12.10	to	7.92	136,512,897	1.36%	0.81%	to	-0.86%
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.95%	to	2.20%	1,065,106	78.72	to	61.07	89,879,594	0.00%	29.60%	to	27.96%
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
2019	0.95%	to	2.20%	1,336,070	49.98	to	39.78	71,743,724	0.07%	24.45%	to	22.88%
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
2017	0.95%	to	2.20%	1,736,039	46.41	to	37.89	86,749,562	0.00%	12.41%	to	11.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	1.50%	to	2.60%	22,556	47.17	to	37.82	989,299	0.00%	28.55%	to	27.12%
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
2019	1.50%	to	2.60%	30,782	30.44	to	24.96	877,797	0.00%	23.47%	to	22.09%
2018	1.50%	to	2.60%	34,162	24.65	to	20.45	789,349	0.00%	-14.15%	to	-15.11%
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.95%	to	2.20%	465,915	58.20	to	43.64	25,985,962	0.00%	9.25%	to	7.88%
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
2019	0.95%	to	2.20%	614,712	38.17	to	29.36	22,555,236	0.00%	34.42%	to	32.73%
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	1.50%	to	2.60%	8,671	36.39	to	29.18	296,188	0.00%	8.39%	to	7.18%
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
2019	1.50%	to	2.60%	14,853	24.26	to	19.89	330,057	0.00%	33.35%	to	31.86%
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.95%	to	2.20%	945,980	68.72	to	50.73	72,396,256	0.00%	30.80%	to	29.14%
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
2019	0.95%	to	2.20%	1,180,588	50.45	to	38.20	66,691,422	1.07%	17.87%	to	16.38%
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	1.50%	to	2.60%	14,579	34.73	to	27.85	461,453	0.00%	29.61%	to	28.16%
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%
2019	1.50%	to	2.60%	21,703	25.92	to	21.26	524,688	0.87%	16.91%	to	15.61%
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.95%	to	2.20%	2,410,217	40.84	to	26.40	106,253,890	0.75%	20.74%	to	19.20%
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
2019	0.95%	to	2.20%	3,123,713	34.18	to	20.52	104,601,831	1.18%	28.08%	to	26.46%
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	1.50%	to	2.60%	10,285	35.53	to	28.49	333,590	0.51%	19.75%	to	18.42%
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
2019	1.60%	to	2.60%	13,365	26.88	to	22.44	332,866	0.89%	26.96%	to	25.67%
2018	1.50%	to	2.60%	14,833	21.53	to	17.86	295,023	0.80%	-1.78%	to	-2.88%
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.60%	to	1.75%	5,749	70.69	to	48.99	296,302	0.00%	11.18%	to	11.01%
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.60%	to	1.75%	6,127	46.16	to	32.08	208,939	0.00%	30.62%	to	30.42%
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.95%	to	2.20%	63,736	22.90	to	21.18	1,431,677	0.00%	11.65%	to	10.24%
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
2019	0.95%	to	2.60%	82,842	14.82	to	13.82	1,206,237	0.00%	31.22%	to	29.04%
2018	0.95%	to	2.60%	92,202	11.29	to	10.71	1,026,422	0.00%	-7.45%	to	-9.00%
2017	0.95%	to	2.60%	102,154	12.20	to	11.77	1,235,813	0.00%	23.38%	to	21.33%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.95%	to	1.80%	153,577	45.58	to	39.14	6,826,693	0.38%	22.30%	to	21.26%
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
2019	0.95%	to	1.90%	262,960	31.47	to	27.06	7,889,866	0.42%	24.69%	to	23.49%
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.95%	to	2.20%	892,456	11.56	to	9.12	9,942,525	2.68%	-0.22%	to	-1.48%
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
2019	0.95%	to	2.20%	923,764	11.30	to	9.15	10,106,530	1.95%	2.70%	to	1.41%
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.95%	to	1.65%	205,097	15.12	to	14.11	3,059,421	11.02%	14.94%	to	14.13%
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%
2019	0.95%	to	1.60%	300,408	12.30	to	11.70	3,656,075	2.79%	10.68%	to	9.96%
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.95%	to	1.75%	79,721	12.50	to	11.74	984,022	4.39%	-3.57%	to	-4.35%
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
2019	0.95%	to	1.75%	109,559	12.28	to	11.72	1,332,135	4.33%	13.56%	to	12.65%
2018	0.95%	to	1.75%	106,272	10.81	to	10.41	1,139,181	3.97%	-5.73%	to	-6.50%
2017	0.95%	to	1.55%	186,374	-			2,124,714	4.83%	8.74%	to	8.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.95%	to	1.60%	102,808	12.60	to	11.59	1,266,911	5.66%	-8.49%	to	-9.09%
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
2019	0.95%	to	1.70%	118,837	12.56	to	11.59	1,461,108	1.91%	5.90%	to	5.10%
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.95%	to	2.05%	1,547,082	12.05	to	10.46	18,188,455	0.42%	-1.97%	to	-3.05%
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
2019	0.95%	to	2.05%	1,515,634	12.06	to	10.71	17,914,209	2.67%	2.94%	to	1.79%
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.95%	to	1.25%	38,595	17.48	to	16.68	659,373	4.92%	4.55%	to	4.32%
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
2019	0.95%	to	1.25%	37,055	15.11	to	14.50	548,688	69.79%	0.07%
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	0.95%	to	1.80%	397,752	10.50	to	10.00	4,138,681	1.02%	-1.10%	to	-1.95%
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
2019	0.95%	to	1.80%	386,679	10.50	to	10.17	4,034,738	2.39%	1.72%	to	0.85%
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
2019	0.95%	to	1.30%	51,913	17.41	to	16.60	885,286	0.00%	0.07%
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
2019	0.95%	to	1.75%	960,670	12.04	to	11.23	11,442,868	2.90%	7.22%	to	6.35%
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.95%	to	1.55%	58,227	16.31	to	16.14	949,929	0.81%	26.09%	to	25.33%
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2021	0.95%	to	1.25%	21,997	15.41	to	15.33	338,509	1.18%	13.85%	to	13.50%
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17	%****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.95%	to	1.35%	7,686	14.69	to	14.36	112,011	1.37%	7.79%	to	7.35%
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
2019	0.95%	to	1.35%	1,550	12.27	to	12.09	18,961	1.41%	23.96%	to	23.46%
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	0.95%	to	1.25%	16,609	24.60	to	23.46	396,966	0.00%	28.80%	to	28.34%
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
2019	0.95%	to	1.25%	21,828	15.58	to	14.95	331,778	0.00%	0.18%
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.95%	to	2.60%	631,492	65.74	to	54.05	40,765,240	0.00%	11.76%	to	9.90%
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
2019	0.95%	to	2.60%	791,675	45.94	to	39.06	35,809,330	0.00%	27.41%	to	25.29%
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.95%	to	2.25%	265,493	34.66	to	22.49	11,536,217	0.90%	-12.72%	to	-13.85%
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
2019	0.95%	to	2.25%	321,418	34.19	to	22.78	13,804,224	0.49%	29.36%	to	27.66%
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.95%	to	2.60%	159,196	25.84	to	24.06	4,797,281	0.43%	17.78%	to	15.83%
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
2019	0.95%	to	2.60%	230,192	18.59	to	17.90	4,884,028	0.00%	10.81%	to	8.96%
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	0.95%	to	2.20%	611,414	8.29	to	7.33	4,993,014	0.31%	17.55%	to	16.07%
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
2019	0.95%	to	2.20%	646,381	5.99	to	5.43	3,833,804	0.00%	10.49%	to	9.09%
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2021	0.95%	to	1.40%	71,136	15.30	to	15.12	1,085,199	1.06%	45.02%	to	44.37%
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%
2019	0.95%	to	1.20%	9,856	10.82	to	10.80	106,605	3.14%	8.20%	to	8.02	%****
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	1.60%	to	1.75%	3,321	42.74	to	41.35	137,950	0.04%	22.78%	to	22.59%
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.60%	to	1.75%	5,414	29.23	to	28.37	154,073	0.29%	29.36%	to	29.17%
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
2017	1.60%	to	1.75%	6,835	-			165,453	0.65%	18.52%	to	18.34%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.95%	to	2.00%	128,619	63.64	to	55.60	7,988,164	0.00%	6.62%	to	5.49%
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
2019	0.95%	to	2.05%	159,441	38.19	to	33.90	5,963,213	0.00%	23.64%	to	22.27%
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.